UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21295

JPMorgan Trust I
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Asia Equity Fund
Schedule of Portfolio Investments
As of January 31, 2006 (Unaudited)
(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 91.9%
Common Stocks — 91.9%
China — 8.6%
	3,569	China Life Insurance Co., Ltd. (a)	3,611
	4,658	China Petroleum & Chemical Corp., Class H	2,879
	10,542	China Telecom Corp., Ltd., Class H	4,003
	2,772	PetroChina Co., Ltd., Class H	2,757
			13,250
Hong Kong — 19.4%
	219	Cheung Kong Holdings Ltd.	2,358
	762	China Mobile Hong Kong Ltd.	3,731
	1,393	China Netcom Group Corp. Hong Kong Ltd	2,343
	800	COSCO Pacific Ltd.	1,637
	198	Esprit Holdings Ltd.	1,724
	158	HSBC Holdings plc (Hong Kong Registered Shares)	2,636
	583	Hysan Development Co., Ltd.	1,483
	87	Jardine Matheson Holdings Ltd.	1,475
	5,552	Lenovo Group Ltd.	2,242
	445	Lifestyle International Holdings Ltd.	664
	504	Swire Pacific Ltd., Class A	4,703
	1,099	Techtronic Industries Co.	2,124
	626	Wharf Holdings Ltd.	2,422
	257	Wheelock & Co., Ltd.	467
			30,009
India — 2.2%
	1,000	Gujarat Ambuja Cements Ltd. GDR	1,950
	48	ICICI Bank Ltd. ADR	1,504
			3,454
Indonesia — 1.4%
	3,306	Telekomunikasi Indonesia TBK PT	2,246
Malaysia — 1.2%
	774	Bumiputra-Commerce Asset Holding BHD	1,146
	280	MISC BHD	735
			1,881
Singapore — 8.9%
	1,161	CapitaLand Ltd.	2,840
	304	City Developments Ltd.	1,608
	380	DBS Group Holdings Ltd.	3,847
	753	Keppel Land Ltd.	1,772
	120	Oversea-Chinese Banking Corp.	504
	1,789	SembCorp Industries Ltd.	3,268
			13,839
South Korea — 28.8%
	67	Halla Climate Control	699
	85	Hana Financial Group, Inc.	4,160
	10	Hyundai Mobis	863
	4	KCC Corp.	799
	68	Korea Electric Power Corp.	2,581
	160	Korea Exchange Bank (a)	2,446
	49	Korean Air Lines Co., Ltd.	1,513
	43	LG Chem Ltd.	2,381
	20	LG Electronics, Inc.	1,713
	52	LG.Philips LCD Co. Ltd.	2,361
	17	POSCO	3,900
	19	Samsung Electronics Co., Ltd.	14,527
	19	Samsung SDI Co., Ltd.	1,906
	30	Sindo Ricoh Co., Ltd.	1,476
	17	SK Telecom Co., Ltd.	3,282
			44,607

1

Taiwan — 18.8%
	578	Acer, Inc.	1,353
	651	Asustek Computer, Inc.	2,157
	1,679	AU Optronics Corp. ADR	2,737
	1,936	Bank of Kaohsiung	978
	614	Cathay Financial Holding Co., Ltd.	1,148
	500	Delta Electronics, Inc.	1,065
	2,371	E.Sun Financial Holding Co., Ltd.	1,548
	1,918	Far Eastern Textile Co., Ltd.	1,318
	470	Formosa Plastics Corp.	768
	279	HON HAI Precision Industry Co., Ltd.	1,931
	1,000	Hung Poo Real Estate Development Corp.	698
	288	MediaTek, Inc.	2,874
	5,417	Powerchip Semiconductor Corp.	3,553
	2,568	Taiwan Semiconductor Manufacturing Co., Ltd.	5,326
	869	Yuanta Core Pacific Securities Co.	597
	884	Yulon Motor Co., Ltd.	954
			29,005
Thailand — 1.5%
	230	Bangkok Bank pcl	733
	130	PTT pcl	875
	95	Siam Cement pcl	659
			2,267
United Kingdom — 1.1%
	71	Standard Chartered plc	1,753

		Total Common Stocks (Cost $119,580)	142,311
Total Investments — 91.9% (Cost $119,580)			142,311
Other Assets in Excess of Liabilities — 8.1%			12,598
Net Assets — 100.0%			154,909

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,921
Aggregate gross unrealized depreciation	$(1,190)
Net unrealized appreciation/depreciation	$22,731

Federal income tax cost of investments	$119,580

2

Summary Of Investments By Industry, January 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Semiconductors & Semiconductor Equipment	15.1%
Commercial Banks	10.0%
Real Estate	8.5%
Diversified Financial Services	7.7%
Telecommunication Services	7.4%
Electronic Equipment & Instruments	5.8%
Wireless Telecommunication Services	4.5%
Oil, Gas & Consumable Fuels	4.2%
Computers & Peripherals	3.7%
Chemicals	2.5%
Household Durables	2.5%
Metals & Mining	2.5%
Insurance	2.3%
Automobiles	2.1%
Construction & Engineering	2.1%
Electric Utilities	1.7%
Building Products	1.3%
Specialty Retail	1.1%
Airlines	1.0%
Technology Distributors	1.0%
Other (less than 1.0%)	4.9%
Total	91.9%

3

Oct JPM Asia Equity Fund
Other Assets Less Liabilities — 8.1%	12,598	SubTotalLevel1
Net Assets — 100.0%	154,909	Equitabl|GRANDTOTAL

JPMorgan Global Healthcare Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Issuer	Value
Long-Term Investments — 98.6% (l)
Common Stocks — 98.6%
Czech Republic — 0.9%
4	Zentiva N.V., GDR (a)	$189
Denmark — 2.3%
17	GN Store Nord	241
4	Novo-Nordisk A/S, Class B	236
		477
Finland — 0.8%
8	Orion OYJ, Class B	160
Germany — 1.8%
9	Bayer AG	363
Japan — 4.6%
11	Chugai Pharmaceutical Co., Ltd.	229
21	Daiichi Sankyo Co., Ltd. (a)	431
9	Suzuken Co., Ltd.	284
		944
Switzerland — 13.6%
1	Galenica Holding AG	170
23	Novartis AG	1,237
9	Roche Holding AG	1,397
		2,804
United Kingdom — 12.3%
16	AstraZeneca plc	799
68	GlaxoSmithKline plc	1,733
		2,532
United States — 62.3%
17	Abbott Laboratories	727
11	Adolor Corp. (a)	162
6	Aetna, Inc.	614
6	Alexion Pharmaceuticals, Inc. (a)	161
14	Amgen, Inc. (a)	1,039
9	Avanir Pharmaceuticals	136
2	Bausch & Lomb, Inc.	139
8	Baxter International, Inc.	301
9	Boston Scientific Corp. (a)	202
2	Charles River Laboratories International, Inc. (a)	90
5	Cubist Pharmaceuticals, Inc. (a)	103
23	Cypress Bioscience, Inc. (a)	139
13	Dusa Pharmaceuticals, Inc. (a)	129
11	Eli Lilly & Co.	632
5	Guidant Corp.	343
5	HCA, Inc.	250
22	Johnson & Johnson	1,261
6	Keryx Biopharmaceuticals, Inc. (a)	104
5	McKesson Corp.	283
7	Medco Health Solutions, Inc. (a)	357
6	MedImmune, Inc. (a)	210
11	Medtronic, Inc.	628
16	Merck & Co., Inc.	560
8	Nastech Pharmaceutical Co., Inc.	119
56	Pfizer, Inc.	1,427
6	Renovis, Inc. (a)	125
6	Sepracor, Inc. (a)	348
10	Somaxon Pharmaceuticals, Inc.	182
5	Theravance, Inc. (a)	145
9	WellPoint, Inc. (a)	728
25	Wyeth	1,143
		12,787
	Total Common Stocks (Cost $16,857)	20,256
Short-Term Investment — 0.0% (g)
Investment Company — 0.0% (g)
4	JPMorgan Prime Money Market Fund (b)
	(Cost $4)	4

Investments of Cash Collateral for Securities Loaned — 5.6%

Principal Amount
Certificate of Deposits — 1.0%
$100	Credit Suisse First Boston, New York
	FRN, 4.52%, 10/17/06	100
50	Deutsche Bank, New York
	FRN, 4.60%, 01/22/08	50
50	Societe Generale, New York
	FRN, 4.48%, 06/20/07	50
		200
Commercial Paper — 0.9%
60	Ajax Bambino Funding Ltd.
	4.47%, 02/17/06	60
54	Cedar Springs Capital Company LLC
	4.58%, 05/20/06	54
69	HSBC Finance Corp.
	4.43%, 02/10/06	70
		184
Repurchase Agreements — 3.7%
59	Bank of America Securities LLC, 4.51%, dated 01/31/06 due 02/01/06, repurchase price $59, collateralized by U.S. Government Agency Mortgages.	59

240	Barclays Capital, 4.53%, dated 01/31/06 due 02/01/06, repurchase price $240, collateralized by U.S. Government Agency Mortgages.	240
220	Lehman Brothers, Inc., 4.51%, dated 01/31/06 due 02/01/06, repurchase price $220, collateralized by U.S. Government Agency Mortgages.	220
240	Morgan Stanley, 4.52%, dated 01/31/06 due 02/01/06, repurchase price $240, collateralized by U.S. Government Agency Mortgages.	240
		759
	Total Investments of Cash Collateral for Securities Loaned (Cost $1,143)	1,143
Total Investments — 104.2%
(Cost $18,004)		$21,403
Liabilities in Excess of Other Assets — (4.2)%		(870)
Net Assets — 100.0%		$20,533

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g) Amount rounds to less than 0.1%.

(h) Amount rounds to less than one thousand.

(l) All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

AUD Australian Dollar.

CAD Canadian Dollar.

CHF Swiss Franc.

DKK Danish Krone.

EUR Euro.

FRN Floating Rate Note. The rate shown is the rate in effect as of January 31, 2006.

GBP British Pound.

GDR Global Depositary Receipt.

JPY Japanese Yen.

NZD New Zealand Dollar

SEK Swedish Krona.

SGD Singapore Dollar.

USD United States Dollar.

Summary of Investments by Industry, January 31, 2006

The following represents the allocation by industry for common stocks and other investments based on net assets:

Industry	Percentage
Pharmaceuticals	66.6%
Health Care Providers & Services	11.70
Biotechnology	9.50
Health Care Equipment & Supplies	9.00
Chemicals	1.80
Investments of Cash Collateral for Securities Loaned	5.60

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
		Settlement	Settlement		Value at	(Depreciation)
Contracts To Buy		Date	Value (USD)		01/31/06 (USD)	(USD)
510	AUD	02/08/06	$376		$388	$12

18	AUD for
17	CHF	02/08/06	13	#	13	—	(h)

72	AUD for
45	EUR	02/08/06	54	#	54	—	(h)

53	AUD for
4,507	JPY	02/08/06	38	#	39	1

31	CAD for
15	GPB	02/08/06	27	#	27	—	(h)

66	CHF for
66	EUR	02/08/06	66	#	67	1

185	CHF for
16,869	JPY	02/08/06	144	#	145	1

35	CHF for
38	AUD	02/08/06	28	#	27	(1)

149	CHF for
114	USD	02/08/06	114	#	116	2

333	DKK for
53	USD	02/08/06	53	#	54	1

1,130	EUR for
1,333	USD	02/08/06	1,333	#	1,374	41

221	EUR for
246	GBP	02/08/06	316	#	319	3

70	EUR for
661	SEK	02/08/06	87	#	85	(2)

52	EUR for
7,232	JPY	02/08/06	62	#	63	1

26	EUR for
41	AUD	02/08/06	31	#	31	—	(h)

57	EUR for		70	#	70	—	(h)
89	CHF	02/08/06

51	GBP for
74	EUR	02/08/06	90	#	90	—	(h)

31	GBP for
6,330	JPY	02/08/06	54	#	55	1

35,011	JPY	02/08/06	295		298	3

6,278	JPY for
30	GBP	02/08/06	54	#	53	(1)

3,753	JPY for
44	AUD	02/08/06	33	#	32	(1)

159	NZD	02/08/06	107		109	2

2,285	SEK	02/08/06	285		301	16

754	SEK for
79	EUR	02/08/06	96	#	99	3

38	SGD	02/08/06	22		23	1
			$3,848		$3,932	$84

# For cross-currency exchange contracts, the settlement value is the market value at 01/31/06 of the currency being sold, and the value at 01/31/06 of the currency being purchased.

					Unrealized
					Appreciation
		Settlement	Settlement	Value At	(Depreciation)
Contracts To Sell		Date	Value (USD)	01/31/06 (USD)	(USD)
227,798	AUD	02/08/06	$169	$173	$(4)
51,827	EUR	02/08/06	62	63	(1)
1,153,054	SEK	02/08/06	146	152	(6)
28,145,640	JPY	02/08/06	241	240	1
941,266	EUR	02/08/06	946	968	(22)
1,624,400	CHF	02/08/06	1,253	1,271	(18)
190,573	GBP	02/08/06	330	340	(10)
1,507,058	DKK	02/08/06	239	245	(6)
			$3,386	$3,452	$(66)

As of January 31, 2006 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,489
Aggregate gross unrealized depreciation	(90)
Net unrealized appreciation/depreciation	$3,399

Federal income tax cost of investments	$18,004

JPMorgan International Equity Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 97.5% (l)
Common Stocks — 97.5%
Argentina — 0.0% (g)	55	IMPSAT Fiber Networks, Inc. (a)	$—	(h)

Australia— 1.3%	2,117	BHP Billiton Ltd.	41,636

Belgium — 1.9%	1,311	Dexia	32,385
	782	Fortis	27,346
			59,731

Brazil — 1.8%	1,109	Cia Vale do Rio Doce ADR	56,884

Finland — 1.5%	2,604	Nokia OYJ	47,771

France— 10.8%	1,382	AXA S.A.	46,806
	557	BNP Paribas	49,667
	741	Cie de Saint-Gobain	48,581
	349	Imerys S.A.	28,789
	388	Lafarge S.A.	40,795
	474	Total S.A.	131,348
			345,986

Germany — 5.8%	301	BASF AG	23,713
	798	Bayerische Motoren Werke AG	36,122
	1,271	Deutsche Post AG	35,847
	156	SAP AG	32,027
	337	Schering AG	22,998
	393	Siemens AG	35,850
			186,557

Hong Kong — 3.5%	2,792	Esprit Holdings Ltd.	24,372
	5,322	HSBC Holdings plc (Hong Kong Registered Shares)	88,803
			113,175

Ireland — 0.7%	1,370	Bank of Ireland	23,462

Italy — 5.0%	3,379	ENI S.p.A.	102,378
	1,527	Mediaset S.p.A.	17,905
	5,542	UniCredito Italiano S.p.A.	39,564
			159,847

Japan — 21.3%	873	Astellas Pharma, Inc.	36,121
	888	Canon, Inc.	53,428
	581	Credit Saison Co., Ltd.	26,039
	791	Daikin Industries Ltd.	25,914
	256	Fanuc Ltd.	22,466
	79	Hirose Electric Co., Ltd.	11,937
	711	Honda Motor Co., Ltd.	40,184
	1,002	Hoya Corp.	40,081
	704	Kao Corp.	20,245
	1,074	Matsushita Electric Industrial Co., Ltd.	23,175
	1,734	Mitsubishi Corp.	40,433
	5	Mitsubishi UFJ Financial Group, Inc.	73,496
	380	Mitsui Fudosan Co., Ltd.	8,000
	235	Nidec Corp.	21,493
	1,788	Nikko Cordial Corp.	28,334
	133	Nintendo Co., Ltd.	18,212
	473	Nitto Denko Corp.	39,990
	426	Secom Co., Ltd.	21,982
	819	Sharp Corp.	14,942
	558	Shin-Etsu Chemical Co., Ltd.	31,662
	176	SMC Corp.	26,908
	3,413	Sumitomo Corp.	46,614
	181	Takefuji Corp.	10,897
			682,553

Mexico — 0.8%	336	Fomento Economico Mexicano S.A. de C.V. ADR	26,307

Netherlands — 5.2%	1,410	ABN Amro Holding N.V.	39,088
	866	ING Groep N.V. CVA	30,906
	1,002	Koninklijke Philips Electronics N.V.	33,792
	2,321	Reed Elsevier N.V.	32,728
	1,353	Wolters Kluwer N.V. CVA	30,011
	9	World Online International N.V. (a)	—	(h)
			166,525

South Korea — 1.1%	88	Samsung Electronics Co., Ltd. GDR	33,788

Spain — 2.5%	622	Altadis S.A.	25,895
	723	Banco Bilbao Vizcaya Argentaria S.A.	14,615
	2,951	Banco Popular Espanol S.A.	36,934
			77,444

Sweden — 1.2%	10,815	Telefonaktiebolaget LM Ericsson, Class B	39,344

Switzerland — 11.2%	668	Adecco S.A.	37,347
	529	Holcim Ltd.	40,106
	189	Nestle S.A.	55,351
	1,121	Novartis AG	61,635
	366	Roche Holding AG	57,874
	648	UBS AG	70,512
	165	Zurich Financial Services AG (a)	36,083
			358,908

United Kingdom — 21.9%	4,905	Barclays plc	52,384
	4,609	BG Group plc	52,173
	1,757	British Land Co. plc	35,930
	5,995	Centrica plc	28,445
	2,928	GlaxoSmithKline plc	74,954
	636	HSBC Holdings plc	10,568
	5,540	Kingfisher plc	23,383
	2,610	National Grid Transco plc	26,738
	1,520	Royal Bank of Scotland Group plc	47,067
	1,051	Schroders plc	20,545
	3,073	Smith & Nephew plc	30,506
	1,393	Standard Chartered plc	34,600
	10,600	Tesco plc	59,956
	34,977	Vodafone Group plc	73,558
	11,050	WM Morrison Supermarkets plc	36,728
	2,317	Wolseley plc	55,859
	3,188	WPP Group plc.	35,396
			698,790
		Total Common Stocks (Cost $2,360,614)	3,118,708

	Principal Amount
Investment for Cash Collateral for Securities Loaned — 9.9%
Certificates of Deposit — 3.9%
	18,990	Bank of Nova Scotia FRN, 4.49% 05/21/07	18,990
	12,500	Credit Industrial et Commerce FRN, 4.33% 02/21/06	12,500
	7,275	Deutsche Bank FRN, 4.60% 01/22/08	7,275
	24,996	Manufacturers and Traders FRN, 4.51% 09/26/06	24,996
	2,000	Natexis Banques Populaires FRN, 4.62% 01/28/08	2,000
	12,498	Natexis Banques Populaires FRN, 4.64% 01/09/08	12,498
	12,498	Nordea Bank FRN, 4.57%, 01/03/07	12,498
	14,251	Royal Bank of Canada FRN, 11/13/06	14,251
	4,497	Societe Generale FRN, 4.48% 06/20/07	4,497
	14,995	Sun Trust Bank FRN, 4.55% 02/28/06	14,995
			124,500
Commercial Paper — 1.8%
	15,134	AJAX Bambino Funding Ltd. FRN, 4.47% 02/17/06	15,134
	9,929	ASAP Funding Ltd. FRN, 4.38% 02/03/06	9,929
	4,963	HSBC Finance Corp. FRN, 4.35% 02/01/06	4,963
	9,982	HSBC Finance Corp. FRN, 4.55% 02/10/06	9,982
	17,000	Morgan Stanley FRN, 4.58% 04/17/06	17,000
			57,008

Repurchase Agreements — 4.2%

	35,919	Banc of America Securities LLC, 4.51% dated 01/31/06 due 02/01/06, repurchase price $35,923 collateralized by U.S. Agency Mortgages	35,919

	40,000	Barclays Capital, 4.53% dated 01/31/06 due 02/01/06, repurchase price $40,005 collateralized by U.S. Agency Mortgages	40,000

	20,000	Lehman Brothers Inc., 4.51% dated 01/31/06 due 02/01/06, repurchase price $20,003 collateralized by U.S. Agency Mortgages	20,000

	40,000	UBS Securities LLC, 4.51% dated 01/31/06 due 02/01/06, repurchase price $40,005 collateralized by U.S. Agency Mortgages	40,000
			135,919

		Total Investments of Cash Collateral for Securities Loaned (Cost $317,427)	317,427

Total Investments — 107.4% (Cost 2,678,041)			3,436,135
Liabilities in Excess of Other Assets— (7.4)%			(237,053)
Net Assets — 100.0%			$3,199,082

Percentages indicated are based on net assets.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$781,627
Aggregate gross unrealized depreciation	(23,533)
Net unrealized appreciation/depreciation	$758,094

Federal income tax cost of investments	$2,678,041

Abbreviations:

(a) Non-income producing security.

(h) Amount rounds to less than one thousand.

(g) Amount rounds to less than 0.1%.

(l) All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

ADR	American Depositary Receipt
CVA	Dutch Certification
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2006.
GDR	Global Depositary Receipt

Summary of Investments by Industry, January 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	16.0%
Oil, Gas & Consumable Fuel	8.9%
Pharmaceuticals	7.9%
Trading Companies & Distributors	4.5%
Capital Markets	3.7%
Media	3.6%
Construction Materials	3.4%
Metals & Mining	3.1%
Chemicals	3.0%
Food & Staples Retailing	3.0%
Communications Equipment	2.7%
Insurance	2.6%
Automobiles	2.4%
Building Products	2.3%
Electronic Equipment & Instruments	2.3%
Household Durables	2.3%
Wireless Telecommunication Services	2.3%
Commercial Services & Supplies	1.9%
Diversified Financial Services	1.8%
Food Products	1.7%
Office Electronics	1.7%
Software	1.6%
Machinery	1.5%
Specialty Retail	1.5%
Real Estate	1.4%
Consumer Finance	1.2%
Air Freight & Logistics	1.1%
Industrial Conglomerates	1.1%
Semiconductor & Semiconductor Equipment	1.1%
Diversified Telecommunication Services	1.0%
Health Care Equipment & Supplies	1.0%
Other less than 1.0%	3.9%
Investments of Cash for Securities on Loan	9.9%
Total	107.4%

Oct JPM International Equity Fund
Other Assets Less Liabilities — 2.5%	80,374	SubTotalLevel1
Net Assets — 100.0%	3,199,082	Equitabl|GRANDTOTAL

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
Long-Term Investments — 103.2% (l)
Common Stocks — 103.2%
Australia — 1.1%
95		News Corp. CDI	$1,486
720		Southern Pacific Petroleum NL (a)	—	(h)
			1,486
Belgium — 0.7%
9		Solvay S.A., Class A	1,019
Brazil — 2.2%
36		Cia Vale do Rio Doce ADR	1,609
17		Petroleo Brasileiro S.A. ADR	1,429
			3,038
Finland — 3.7%
48		Metso OYJ	1,563
129		Nokia OYJ	2,373
29		Tietoenator OYJ	1,138
			5,074
France — 13.0%
73		Alcatel S.A. (a)	974
65		AXA S.A.	2,190
28		BNP Paribas	2,528
35		Compagnie Generale des Etablissements Michelin, Class B	2,071
16		LVMH Moet Hennessy Louis Vuitton S.A.	1,432
14		Schneider Electric S.A.	1,457
57		Suez S.A.	2,125
18		Total S.A.	4,973
			17,750
Germany — 5.3%
62		Bayer AG	2,583
15		Bayerische Motoren Werke AG	662
24		E.On AG	2,659
7		SAP AG	1,357
			7,261
Greece — 0.8%
27		OPAP S.A.	1,033
Hong Kong — 2.4%
129		Henderson Land Development Co., Ltd.	659
276		Swire Pacific Ltd., Class A	2,578
			3,237
Ireland — 1.2%
51		CRH plc	1,584

Italy — 3.2%
87		Banca Popolare Italiana	873
389		Telecom Italia S.p.A. RNC	918
353		UniCredito Italiano S.p.A.	2,523
			4,314
Japan — 24.1%
13		Aiful Corp.	886
—	(h)	Central Japan Railway Co.	2,352
70		Daiichi Sankyo Co., Ltd. (a)	1,442
242		Daiwa Securities Group, Inc.	2,833
25		Elpida Memory, Inc. (a)	1,015
313		Itochu Corp.	2,653
—	(h)	Japan Tobacco, Inc.	1,024
47		JFE Holdings, Inc.	1,678
171		Konica Minolta Holdings, Inc.	1,914
182		Kubota Corp.	1,736
294		Mazda Motor Corp.	1,357
—	(h)	Mitsubishi UFJ Financial Group, Inc.	1,929
103		Mitsui & Co., Ltd.	1,479
280		Mitsui Chemicals, Inc.	2,114
1		NTT DoCoMo, Inc.	1,694

1

34		Sony Corp.	1,632
—	(h)	Sumitomo Mitsui Financial Group, Inc.	2,272
45		Toyota Motor Corp.	2,308
26		Yakult Honsha Co., Ltd.	571
			32,889
Netherlands — 6.7%
231		Hagemeyer N.V. (a)	821
71		ING Groep N.V. CVA	2,551
74		Koninklijke Philips Electronics N.V.	2,513
32		Koninklijke Wessanen N.V. CVA	497
178		Royal KPN N.V.	1,724
23		Royal Numico N.V. (a)	1,068
			9,174
Norway — 2.9%
62		Bergesen Worldwide Gas ASA (a)	875
20		Orkla ASA	783
47		Statoil ASA	1,296
101		Telenor ASA	1,013
			3,967
Portugal — 0.9%
127		Portugal Telecom SGPS S.A.	1,285
Singapore — 1.2%
1,049		Singapore Telecommunications Ltd.	1,644
South Korea — 2.6%
19		Kookmin Bank ADR	1,533
4		LG Philips LCD Co. Ltd. ADR (a)	99
8		Lotte Shopping Co. GDR (a)	156
2		Samsung Electronics Co., Ltd.	1,765
			3,553
Sweden — 0.8%
50		Atlas Copco AB, Class A	1,166
Switzerland — 6.4%
34		Compagnie Financiere Richemont AG, Class A	1,562
24		Roche Holding AG	3,861
8		Synthes, Inc.	943
22		UBS AG	2,434
			8,800
Taiwan — 1.6%
103		HON HAI Precision Industry Co., Ltd. GDR	1,393
70		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	760
			2,153
Thailand — 0.9%
386		Bangkok Bank pcl, Class F	1,229

United Kingdom — 21.5%
148		Barclays plc	1,585
339		BP plc	4,087
193		Cadbury Schweppes plc	1,898
98		GlaxoSmithKline plc	2,521
110		HSBC Holdings plc (United Kingdom Registered Shares)	1,824
93		Intercontinental Hotels Group plc	1,438
477		International Power plc (a)	2,303
99		iSOFT Group plc	325
112		National Grid plc	1,144
119		Royal Bank of Scotland Group plc	3,685
167		Scottish & Newcastle plc	1,483
422		Tesco plc	2,389
1,065		Vodafone Group plc	2,240
98		Wolseley plc	2,369
			29,291
		Total Common Stocks (Cost $101,485)	140,947

Short-Term Investments — 0.0% (g)
Investment Company — 0.0% (g)
3		JPMorgan Prime Money Market Fund (b) (Cost $3)	3

2

Principal Amount
Investments of Cash Collateral for Securities Loaned — 7.1%
Certificates of Deposit — 1.1%
520	Credit Suisse First Boston, New York FRN, 4.52%, 10/17/06	520
500	Deutsche Bank New York FRN, 4.60%, 01/22/08	500
500	Societe Generale, New York FRN, 4.48%, 06/20/07	500
		1,520
Commercial Paper — 1.6%
498	Ajax Bambino Funding Ltd. 4.47%, 02/17/06	498
495	Cedar Springs Capital Company LLC 4.58%, 04/20/06	494
740	HSBC Finance Corp 4.43%, 02/10/06	740
500	Morgan Stanley FRN, 4.58%, 04/17/06	500
		2,232
Repurchase Agreements — 4.4%
451	Banc of America Securities LLC, 4.51%, dated 01/31/06, due 02/01/06, repurchase price $451, collateralized by U.S. Government Agency Mortgages.	451
1,900	Barclays Capital, 4.53%, dated 01/31/06, due 02/01/06, repurchase price $1,900, collateralized by U.S. Government Agency Mortgages.	1,900
1,800	Lehman Brothers, Inc. 4.51%, dated 01/31/06, due 02/01/06, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages.	1,800
1,800	UBS Securities LLC, 4.51%, dated 03/31/06, due 02/01/06, repurchase price $1,800, collateralized by U.S. Government Agency Mortgages.	1,800
		5,951
	Total Investments of Cash Collateral for Securities Loaned (Cost $9,703)	9,703

Total Investments — 110.3%
(Cost $111,191)		$150,653
Other Liabilities in Excess of Assets — (10.3)%		(14,119)
Net Assets — 100.0%		$136,534

Percentages are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(l)	All or a portion of this security is segregated for current or potential holdings for forward foreign currency contracts.

ADR	American Depositary Receipt.
AUD	Australian Dollar.
CAD	Canadian Dollar.
CDI	Certificate of Interbank Deposits
CHF	Swiss Franc.
CVA	Dutch Certification.
DKK	Danish Krone.
EUR	Euro.
FDR	Foreign Depositary Receipt.
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2006.
GBP	British Pound.
GDR	Global Depositary Receipt.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
NOK	Norwegian Krone.
RNC	Risparmio Non-Convertible Savings Shares.
SEK	Swedish Krona.
SGD	Singapore Dollar.
USD	United States Dollar.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

3

Aggregate gross unrealized appreciation	$40,816
Aggregate gross unrealized depreciation	(1,354)
Net unrealized appreciation/depreciation	$39,462

Federal income tax cost of investments	$111,191

Summary of Investments by Industry

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	15.4%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	5.7
Trading Companies & Distributors	5.4
Diversified Telecommunication Services	4.8
Chemicals	4.2
Capital Markets	3.9
Diversified Financial Services	3.8
Food Products	3.5
Machinery	3.3
Automobiles	3.2
Multi-Utilities	3.2
Household Durables	3.0
Wireless Telecommunication Services	2.9
Electric Utilities	2.8
Communications Equipment	2.5
Metals & Mining	2.4
Electrical Equipment	2.2
Textiles, Apparel & Luxury Goods	2.2
Semiconductors & Semiconductor Equipment	1.8
Food & Staples Retailing	1.7
Road & Rail	1.7
Insurance	1.6
Auto Components	1.5
Office Electronics	1.4
Construction Materials	1.2
Beverages	1.1
Media	1.1
REITS - Hotels	1.1
Software	1.0
Other (below 1%)	5.0
Investments of Cash Collateral for Securities On Loan	7.1
110.3%

Forward Foreign Currency Exchange Contracts

	Contracts to Buy	Settlement Date	Settlement Value(USD)		Value at 01/31/06 (USD)		Net Unrealized Appreciation (Depreciation) (USD)
14,235	AUD	02/09/06	$10,495		$10,792		297
1,289	AUD	for
1,232	CHF	02/09/06	964	#	977	#	13
991	AUD	for
617	EUR	02/09/06	750	#	752	#	2
529	AUD	for
45,276	JPY	02/09/06	386	#	401	#	15
257	CAD	02/09/06	218		226		8
417	CAD	for
204	GBP	02/09/06	362	#	366	#	4
4,907	CHF	02/09/06	3,827		3,841		14
190	CHF	05/11/06	150		150		—
1,728	CHF	for
1,819	AUD	02/09/06	1,379	#	1,352	#	(27)
647	CHF	for
419	EUR	02/09/06	511	#	506	#	(5)
10,258	EUR	02/09/06	12,279		12,470		191
275	EUR	05/11/06	335		336		1
317	EUR	for
503	AUD	02/09/06	381	#	385	#	4

4

1,451	EUR	for
2,248	CHF	02/09/06	1,759	#	1,764	#	5
424	EUR	for
289	GBP	02/09/06	515	#	516	#	1
834	EUR	for
116,323	JPY	02/09/06	992	#	1,013	#	21
1,116	EUR	for
8,912	NOK	02/09/06	1,340	#	1,357	#	17
3,220	EUR	for
30,597	SEK	02/09/06	4,031	#	3,915	#	(116)
10,417	GBP	02/09/06	18,347		18,532		185
805	GBP	05/11/06	1,435		1,432		(3)
174	GBP	for
350	CAD	02/09/06	307	#	310	#	3
1,043	GBP	for
1,527	EUR	02/09/06	1,856	#	1,855	#	(1)
970	GBP	for
197,909	JPY	02/09/06	1,688	#	1,725	#	37
513	GBP	for
5,981	NOK	02/09/06	899	#	912	#	13
13,992	HKD	02/09/06	1,805		1,804		(1)
1,024,492	JPY	02/09/06	8,773		8,741		(32)
35,109	JPY	for
413	AUD	02/09/06	313	#	300	#	(13)
234,384	JPY	for
1,691	EUR	02/09/06	2,056	#	2,000	#	(56)
52,701	JPY	for
256	GBP	02/09/06	455	#	450	#	(5)
4,956	NOK	02/09/06	750		745		(5)
2,283	NOK	for
293	EUR	02/09/06	357	#	343	#	(14)
6,416	NOK	for
7,851	SEK	02/09/06	1,034	#	965	#	(69)
49,060	SEK	02/09/06	6,153		6,464		311
2,163	SEK	05/11/06	285		287		2
19,079	SEK	for
2,022	EUR	02/09/06	2,458	#	2,514	#	56
3,926	SEK	for
3,208	NOK	02/09/06	482	#	517	#	35
2,953	SGD	02/09/06	1,749		1,821		72
			$91,876		$92,836		$960

Contracts to Sell		Settlement Date	Settlement Value(USD)	Value at 01/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
4,687	AUD	02/09/06	$3,469	$3,553	$(84)
324	CAD	02/09/06	278	285	(7)
190	CHF	02/02/06	148	149	(1)
10,872	CHF	02/09/06	8,482	8,510	(28)
275	EUR	02/02/06	333	334	(1)
18,536	EUR	02/09/06	22,281	22,533	(252)
879	EUR	05/11/06	1,074	1,074	—
15	GBP	02/02/06	27	27	—
8,587	GBP	02/09/06	14,745	14,914	(169)
9,344	HKD	02/09/06	1,205	1,205	—
734,098	JPY	02/09/06	6,376	6,263	113
361,017	JPY	05/11/06	3,120	3,116	4
19,468	NOK	02/09/06	2,972	2,928	44
2,163	SEK	02/02/06	283	285	(2)
1,852	SEK	02/09/06	234	244	(10)
2,810	SGD	02/09/06	1,691	1,733	(42)
			$66,718	$67,153	$(435)

# For cross-currency exchange contracts, the settlement value is the market value at 01/31/06 of the currency being sold, and the value at 01/31/06 of the currency being purchased.

5

Oct JPM International Opportunities Fund
Other Liabilities in Excess of Assets — (3.2)%	(4,412)	SubTotalLevel1
Net Assets — 100.0%	136,534	Equitabl|GRANDTOTAL

6

JPMorgan International Value Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares			Security Description	Value
Long-Term Investments — 96.0% (l)
Common Stocks — 96.0%
Australia — 1.7%
	102		Australia & New Zealand Banking Group Ltd.	$1,934
Brazil — 1.8%
	25		Cia Vale do Rio Doce ADR	1,101
	11		Petroleo Brasileiro S.A. ADR	950
				2,051
Finland — 2.0%
	38		Metso OYJ	1,255
	54		Nokia OYJ	984
				2,239
France — 13.1%
	76		AXA S.A.	2,578
	31		BNP Paribas	2,805
	24		Compagnie Generale des Etablissements Michelin, Class B	1,461
	18		Societe Generale	2,317
	64		Suez S.A.	2,370
	12		Total S.A.	3,294
				14,825
Germany — 6.4%
	48		Bayer AG	1,989
	41		DaimlerChrysler AG	2,335
	26		E.On AG	2,918
				7,242
Greece — 0.8%
	24		OPAP S.A.	905
Hong Kong — 2.0%
	152		Henderson Land Development Co., Ltd.	776
	161		Swire Pacific Ltd., Class A	1,504
				2,280

Italy — 7.2%
	189		Banca Intesa S.p.A. RNC	987
	58		Banca Popolare Italiana	575
	75		ENI S.p.A.	2,268
	685		Telecom Italia S.p.A. RNC	1,615
	379		UniCredito Italiano S.p.A.	2,707
				8,152
Japan — 20.3%
	15		Aiful Corp.	1,034
	—	(h)	Central Japan Railway Co.	1,504
	197		Daiwa Securities Group, Inc.	2,306
	190		Itochu Corp.	1,610
	—	(h)	Japan Tobacco, Inc.	1,318
	126		Konica Minolta Holdings, Inc.	1,410
	260		Kubota Corp.	2,480
	300		Mazda Motor Corp.	1,385
	201		Mitsubishi Electric Corp.	1,631
	117		Mitsui & Co., Ltd.	1,680
	—	(h)	NTT DoCoMo, Inc.	778
	175		Shimizu Corp.	1,378
	—	(h)	Sumitomo Mitsui Financial Group, Inc.	1,200
	65		Toyota Motor Corp.	3,350
				23,064

1

Luxembourg — 1.6%
	51	Arcelor	1,804
Netherlands — 6.0%
	84	ING Groep N.V. CVA	2,993
	47	Koninklijke Philips Electronics N.V.	1,571
	73	Koninklijke Wessanen N.V. CVA	1,139
	118	Royal KPN N.V.	1,140
			6,843
Norway — 1.9%
	83	Bergesen Worldwide Gas ASA (a)	1,172
	25	Orkla ASA	1,007
			2,179
Russia — 0.9%
	13	LUKOIL ADR	972
Singapore — 0.9%
	645	Singapore Telecommunications Ltd.	1,011
South Korea — 3.2%
	160	LG Telecom Ltd. (a)	1,234
	16	Kookmin Bank ADR	1,259
	2	Samsung Electronics Co., Ltd.	1,155
			3,648
Switzerland — 4.7%
	41	Compagnie Financiere Richemont AG, Class A	1,882
	39	Credit Suisse Group	2,267
	5	Zurich Financial Services AG (a)	1,124
			5,273
Thailand — 0.8%
	284	Bangkok Bank PCL	906

United Kingdom — 20.7%
	199	BAE Systems plc	1,474
	270	Barclays plc	2,883
	317	BP plc	3,821
	81	British American Tobacco plc	1,822
	232	HSBC Holdings plc	3,860
	71	Intercontinental Hotels Group plc	1,087
	119	National Grid plc	1,224
	139	Prudential plc	1,410
	83	Royal Bank of Scotland Group plc	2,576
	124	Scottish & Newcastle plc	1,104
	176	Tesco plc	997
	171	TI Automotive Ltd., Class A (a)	—	(h)
	51	Wolseley plc	1,236
			23,494
		Total Common Stocks
		(Cost $83,462)	108,822

Short-Term Investments — 3.0%
Investment Company — 2.8%
	3,150	JPMorgan Prime Money Market Fund (b)	3,150

Principal Amount
U.S. Government Securities — 0.2%
	280	U.S. Treasury Bills 4.30%, 04/27/06 (n)	277
		Total Short-Term Investments
		(Cost $3,428)	3,427
Investments of Cash Collateral for Securities Loaned — 9.1%
Certificates of Deposit — 1.0%
	300	Credit Suisse First Boston
		FRN, 4.52%, 02/01/06	300

2

	400	Deutsche Bank
		4.60%, 02/01/06	400
	400	Societe Generale
		4.48%, 02/21/06	400
			1,100
Commercial Paper — 1.2%
	398	Ajax Bambino Funding Ltd.
		4.47%, 02/17/06	398
	396	Cedar Springs Capital Company LLC
		4.58%, 04/20/06	396
	248	HSBC Finance Corp.
		4.43%, 02/01/06	248
	300	Morgan Stanley
		FRN, 4.58%, 02/01/06	300
			1,342
Repurchase Agreements — 6.9%
	1,125	Banc of America Securities LLC, 4.51%, dated 01/31/06, due 02/01/06, repurchase price $1,125, collateralized by U.S. Government Agency Mortgages	1,125
	2,000	Barclays Capital, 4.53%, dated 01/31/06, due 02/01/06, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000
	1,500	Lehman Brothers, Inc., 4.51%, dated 01/31/06, due 02/01/06, repurchase price $1,500, collateralized by U.S. Government Agency Securities	1,500
	1,500	Morgan Stanley, 4.52%, dated 01/31/06, due 02/01/06, repurchase price $1,500, collateralized by U.S. Government Agency Securities	1,500
	1,700	UBS Securities LLC, 4.51%, dated 01/31/06, due 02/01/06, repurchase price $1,700, collateralized by U.S. Government Agency Securities	1,700
			7,825

		Total Investments of Cash Collateral for Securities Loaned
		(Cost $10,267)	10,267

Total Investments — 108.1%
(Cost $97,157)			122,516
Liabilities in Excess of Other Assets — (8.1)%			(9,126)
Net Assets — 100.0%			113,390

Percentages indicated are based on net assets.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,809
Aggregate gross unrealized depreciation	(450)
Net unrealized appreciation/depreciation	$25,359

Federal income tax cost of investments	$97,157

Abbreviations:

(a)                                  Non-income producing security.

3

(b)                                 Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)                                     All or a portion of this security is segregated for current or potential holdings for forward foreign currency contracts.

(n)                                 The rate shown is the effective yield at the date of purchase.

ADR                     American Depositary Receipt

CVA                      Dutch Certification

FRN                        Floating Rate Note. The rate shown is the rate in effect as of January 31, 2006.

GDR                       Global Depositary Receipt

Summary of Investments by Industry, January 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	21.2%
Oil, Gas & Consumable Fuels	10.0
Automobiles	6.2
Insurance	4.5
Capital Markets	4.0
Diversified Financial Services	4.0
Trading Companies & Distributors	4.0
Electric Utilities	3.6
Diversified Telecommunication Services	3.3
Machinery	3.3
Short-Term Investments	3.0
Tobacco	2.8
Metals & Mining	2.6
Multi-Utilities	2.1
Food Products	1.9
Wireless Telecommunication Services	1.8
Chemicals	1.7
Textiles, Apparel & Luxury Goods	1.7
Electrical Equipment	1.4
Household Durables	1.4
Aerospace & Defense	1.3
Auto Components	1.3
Road & Rail	1.3
Construction & Engineering	1.2
Office Electronics	1.2
REITS-Hotels	1.0
Semiconductors & Semiconductor Equipment	1.0
Transportation	1.0
Beverages	1.0
Other (less than 1.0%)	4.2
Investments of Cash Collateral for Securities on Loan	9.1
108.1%

Futures Contracts

(Amounts in thousands, except number of contracts)

				Unrealized
Number of			Notional Value	Appreciation
Contracts	Description	Expiration Date	at 01/31/06 (USD)	(Depreciation) (USD)

20	Dow Jones Euro Stoxx Index	March, 2006	$900	$40
7	FTSE 100 Index	March, 2006	715	12
3	Topix Index	March, 2006	438	29
				$81

4

Forward Foreign Currency Exchange Contracts

(Amounts in thousands)

	Contracts to Buy	Settlement Date	Settlement Value (USD)		Value at 01/31/06 (USD)		Net Unrealized Appreciation (Depreciation) (USD)
4,614	AUD	02/24/06	$3,409		$3,497		$88
704	AUD for
672	CHF	02/24/06	526	#	534	#	8
796	AUD for
494	EUR	02/24/06	601	#	603	#	2
2,666	CHF	02/24/06	2,088		2,090		2
732	CHF for
770	AUD	02/24/06	584	#	574	#	(10)
14,114	DKK	02/24/06	2,247		2,300		53
4,218	EUR	02/24/06	5,030		5,131		101
249	EUR for
396	AUD	02/24/06	300	#	302	#	2
1,284	EUR for
1,990	CHF	02/24/06	1,559	#	1,562	#	3
436	EUR for
298	GBP	02/24/06	529	#	529	#	0
453	EUR for
63,210	JPY	02/24/06	540	#	551	#	11
1,192	EUR for
9,495	NOK	02/24/06	1,429	#	1,450	#	21
530	EUR for
4,989	SEK	02/24/06	658	#	644	#	(14)
5,376	GBP	02/24/06	9,332		9,565		233
280	GBP for
57,738	JPY	02/24/06	494	#	499	#	5
397	GBP for
4,627	NOK	02/24/06	696	#	706	#	10
7,350	HKD	02/24/06	949		948		(1)
488,012	JPY	02/24/06	4,175		4,170		(5)
222,929	JPY for
1,610	EUR	02/24/06	1,959	#	1,906	#	(53)
35,834	JPY for
174	GBP	02/24/06	309	#	306	#	(3)
2,369	NOK	02/24/06	357		357		0
25,370	SEK	02/24/06	3,201		3,347		146
11,551	SEK for
1,229	EUR	02/24/06	1,496	#	1,523	#	27
1,966	SGD	02/24/06	1,166		1,213		47
			$43,634		$44,307		$673

	Contracts to Sell	Settlement Date	Settlement Value (USD)	Value at 01/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
331	AUD	02/24/06	$244	$251	$(7)
2,630	CHF	02/24/06	2,012	2,062	(50)
15,785	EUR	02/24/06	18,809	19,203	(394)
2,198	GBP	02/24/06	3,848	3,908	(60)
6,000	HKD	02/24/06	774	774	0
366,413	JPY	02/24/06	3,142	3,131	11
1,761	SGD	02/24/06	1,058	1,087	(29)
			29,887	30,416	(529)

# For cross-currency exchange contracts, the settlement value is the market value at 01/31/06 of the currency being sold, and the value at 01/31/06 of the currency being purchased.

5

Oct JPM International Value Fund
Other Assets Less Liabilities — 1.0%	1,141	SubTotalLevel1
Net Assets — 100.0%	113,390	Equitabl|GRANDTOTAL

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousand)

Shares	Security Description	Value
Long-Term Investments — 93.6% (l)
Common Stocks — 93.6%
Austria — 0.7%
25	OMV AG	$1,789
Belgium — 1.7%
10	Bekaert S.A.	950
26	Dexia	635
16	Option N.V. (a)	1,450
9	Umicore	1,203
		4,238
Denmark — 0.9%
4	Sjaelso Gruppen	1,227
14	TDC A/S	904
		2,131
Finland — 1.4%
23	Metso OYJ	752
86	Perlos OYJ	959
38	Sampo OYJ, Class A	735
87	Scanfil OYJ	399
16	YIT-Yhtyma OYJ	778
		3,623
France — 9.3%
13	Alstom RGPT (a)	1,005
7	Assurances Generales de France	680
47	BNP Paribas	4,177
17	Cap Gemini S.A. (a)	776
5	Ciments Francais	746
74	Credit Agricole S.A.	2,597
8	Eiffage	836
8	Groupe Danone	838
16	Nexity	949
8	Renault S.A.	775
321	Rhodia S.A. (a)	862
5	Safran S.A.	134
33	Sanofi-Aventis	2,997
330	SCOR	847
4	Societe Generale	584
44	SOITEC (a)	1,092
3	Total S.A.	714
2	Vallourec	1,536
13	Vinci S.A.	1,208
		23,353
Germany — 12.6%
11	Allianz AG	1,705
29	Bayer AG	1,209
25	Comdirect Bank AG (a)	254
107	Commerzbank AG	3,625
30	Continental AG	2,889
33	DaimlerChrysler AG	1,869
28	Deutsche Bank AG	3,014
34	Fresenius Medical Care AG	3,602
18	Heidelberger Druckmaschinen	787
38	Lanxess (a)	1,200
23	MTU Aero Engines Holding AG (a)	776
5	Muenchener Rueckversicherungs-Gesellschaft AG	718
10	SAP AG	2,041
59	Siemens AG	5,410
45	Software AG	2,449
		31,548
Greece — 0.9%
19	EFG Eurobank Ergasias S.A.	710
101	Hellenic Petroleum S.A.	1,583
		2,293

Hungary — 0.5%
164	Magyar Telekom Rt	774
5	Mol Magyar Olaj-es Gazipari Rt.	502
		1,276
Italy — 7.1%
834	Banca Intesa S.p.A.	4,746
18	Benetton Group S.p.A.	223
48	Biesse S.p.A.	435
53	Buongiorno Vitaminic S.p.A. (a)	242
472	Capitalia S.p.A.	3,051
222	Enel S.p.A.	1,877
116	ENI S.p.A.	3,505
123	Fiat S.p.A. (a)	1,209
163	Milano Assicurazioni S.p.A	1,214
194	Risanamento S.p.A.	1,058
6	Sanpaolo IMI S.p.A.	97
		17,657
Luxembourg — 0.6%
44	Arcelor	1,559
Netherlands — 7.6%
141	ABN Amro Holdings N.V.	3,899
50	Buhrmann N.V.	779
99	Fugro N.V.	3,720
92	ING Groep N.V. CVA	3,266
11	Koninklijke BAM Groep N.V.	964
38	Koninklijke Philips Electronics N.V.	1,295
32	OCE N.V.	558
124	Royal KPN N.V.	1,204
16	Smit Internationale NV	1,207
26	Tele Atlas NV (a)	720
13	Univar N.V.	648
46	Vedior N.V. CVA	748
		19,008
Norway — 5.1%
74	Aker ASA, Class A (a)	2,567
13	Aker Kvaerner ASA (a)	919
22	Aker Yards ASA	1,058
161	DNB NOR ASA	1,800
13	Fred Olsen Energy ASA (a)	490
16	Norsk Hydro ASA	1,923
23	Petroleum Geo-Services ASA (a)	839
22	ProSafe ASA	1,022
7	Solstad Offshore ASA	98
39	TGS Nopec Geophysical Co. (a)	2,037
		12,753
Portugal — 0.4%
313	Banco Commercial Portugues S.A., Class R	917
Spain — 3.1%
46	Abengoa SA	856
79	Acerinox S.A.	1,265
87	Banco Bilbao Vizcaya Argentaria S.A.	1,748
65	Fadesa Inmobiliaria S.A.	2,563
16	Grupo Ferrovial S.A.	1,240
		7,672
Sweden — 2.9%
56	Boliden AB, Class B (a)	799
103	Eniro AB	1,347
151	Nordea Bank AB	1,624
33	Saab AB, Class B	737
33	Svenska Cellulosa AB, Class B	1,367
223	TeliaSonera AB	1,270
		7,144
Switzerland — 7.9%
2	Banque Cantonale Vaudoise	654
7	Charles Voegele Holding AG	711
50	Compagnie Financiere Richemont AG, Class A	2,279
35	Credit Suisse Group	2,021
1	Givaudan S.A.	739
4	Nestle S.A.	1,167

58	Novartis AG	3,186
15	Phonak Holding AG	734
14	Roche Holding AG	2,235
2	St Galler Kantonalbank	669
7	Swiss Life Holdings	1,195
19	Zurich Financial Services AG (a)	4,154
		19,744
Turkey — 1.3%
292	Turkcell Iletisim Hizmet	2,002
212	Turkiye Vakiflar Bankasi Tao (a)	1,316
		3,318
United Kingdom — 29.6%
67	Anglo American plc	2,567
232	Ashtead Group plc (a)	801
25	AstraZeneca plc	1,202
51	AstraZeneca plc	2,479
190	Aviva plc	2,430
326	Babcock International Group	1,440
97	BAE Systems plc	719
81	Barclays plc	864
43	Barratt Developments plc	763
230	BG Group plc	2,602
48	BHP Billiton plc	899
533	Brit Insurance Holdings Plc	887
216	British Airways plc (a)	1,252
31	British American Tobacco plc	692
108	British Energy Group plc (a)	1,174
125	British Land Co. plc	2,554
56	Bunzl plc	628
29	Burren Energy plc	553
54	Catlin Group Ltd.	492
182	Charter plc (a)	2,004
650	Corus Group plc	808
67	CSR plc (a)	1,340
333	Evolution Group plc	873
234	GlaxoSmithKline plc	5,993
72	HBOS plc	1,265
375	HSBC Holdings plc	6,238
189	Imperial Chemical Industries plc	1,228
642	International Power plc. (a)	3,099
266	ITV plc	512
164	Jessops plc	292
35	Man Group plc	1,276
140	Marks & Spencer Group plc	1,214
122	National Grid plc	1,249
251	Old Mutual plc	862
44	Peter Hambro Mining Plc (a)	1,006
31	Premier Oil plc (a)	506
76	Punch Taverns plc	1,168
70	Rexam plc	638
15	Rio Tinto plc	768
165	Rolls-Royce Group plc (a)	1,271
339	Royal & Sun Alliance Insurance Group plc	758
139	Royal Dutch Shell plc, Class B	5,000
122	Scottish Power plc	1,241
25	Severfield-Rowen plc	476
77	SIG plc	1,120
49	Standard Chartered plc	1,228
125	Tate & Lyle plc	1,277
5	TI Automotive Ltd., Class A (a)	—	(h)
151	Tullow Oil plc	845
85	United Utilities plc	1,027
48	Vedanta Resources plc (a)	825
45	Viridian Group plc	756
25	Xstrata plc	710
20	Yule Catto & Company plc	91
		73,962
	Total Common Stocks
	(Cost $198,164)	233,985

Principal Amount
Investments of Cash Collateral for Securities Loaned — 6.0%
Certificates of Deposit — 1.0%
500	Credit Suisse First Boston FRN, 4.52%, 10/17/06	500
700	Deutsche Bank New York 4.60%, 01/22/08	700
500	Royal Bank of Canada 4.55%, 11/13/06	500
699	Societe Generale 4.48%, 06/20/07	699
		2,399
Commercial Paper — 1.1%
697	Ajax Bambino Funding Ltd. 4.47%, 02/17/06	697
742	Cedar Springs Capital Company LLC 4.58%, 04/20/06	742
695	HSBC Finance Corp. 4.43%, 02/10/06	695
600	Morgan Stanley FRN, 4.58%, 04/17/06	600
		2,734
Repurchase Agreements — 3.9%
857	Banc of America Securities LLC 4.51%, dated 01/31/06, due 02/01/06, repurchase price $857, collateralized by U.S. Government Agency Mortgages	857
1,000	Barclays Capital, 4.53%, dated 01/31/06, due 02/01/06, repurchase price $1,000, collateralized by U.S. Government Agency Mortgages	1,000
2,500	Lehman Brothers, Inc., 4.51%, dated 01/31/06, due 02/01/06, repurchase price $2,500, collateralized by U.S. Government Agency Securities	2,500
2,700	Morgan Stanley, 4.52%, dated 01/31/06, due 02/01/06, repurchase price $2,700, collateralized by U.S. Government Agency Securities	2,700
2,700	UBS Securities LLC, 4.51%, dated 01/31/06, due 02/01/06, repurchase price $2,700, collateralized by U.S. Government Agency Securities	2,700
		9,757

	Total Investments of Cash Collateral for Securities (Cost $14,890)	14,890

Total Investments — 99.6%
(Cost $213,054)		$248,875
Other Assets in Excess of Liabilities — 0.4%		1,067
Net Assets — 100.0%		$249,942

Percentages indicated are based on net assets.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,100
Aggregate gross unrealized depreciation	(279)
Net unrealized appreciation/depreciation	$35,821

Federal income tax cost of investments	$213,054

Abbreviations:

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand.
(l)	All or a portion of this security is segregated for current or potential holdings for forward foreign currency contracts.

CVA	Dutch Certification.
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2006.

Summary of Investments by Industry, January 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	17.0%
Oil, Gas & Consumable Fuels	7.4
Pharmaceuticals	6.3
Insurance	5.9
Metals & Mining	4.3
Construction & Engineering	3.6
Energy Equipment & Services	3.4
Capital Markets	2.5
Electric Utilities	2.5
Industrial Conglomerates	2.2
Chemicals	2.1
Machinery	2.0
Diversified Financial Services	1.9
Household Durables	1.9
Software	1.8
Diversified Telecommunication Services	1.7
Multi-Utilities	1.7
Automobiles	1.5
Diversified Consumer Services	1.5
Aerospace & Defense	1.4
Health Care Providers & Services	1.4
Real Estate	1.4
Food Products	1.3
Auto Components	1.2
Construction Materials	1.1
Financials	1.0
Textiles, Apparel & Luxury Goods	1.0
Other (less than 1.0%)	12.6
Investments of Cash Collateral for Securities on Loan	6.0
99.6%

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/05 (USD)	Unrealized Depreciation (USD)

31	FTSE 100 Index	March, 2006	$1,780	$18

109	Dow Jones Euro Stoxx Index	March, 2006	4,038	103
				$121

JPMorgan Japan Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 93.3%
Common Stocks — 93.3% (l)
Air Freight & Logistics — 0.5%
189	Yamato Holdings Co., Ltd.	$3,258
Auto Components — 3.1%
345	Denso Corp.	12,126
179	Showa Aircraft Industry Co., Ltd.	3,441
215	Showa Corp.	3,817
		19,384
Automobiles — 6.3%
917	Nissan Motor Co., Ltd.	10,272
568	Toyota Motor Corp.	29,322
		39,594
Capital Markets — 3.5%
1	Asset Managers Co., Ltd.	3,672
525	Japan Asia Investment Co., Ltd.	4,402
387	Matsui Securities Co., Ltd.	5,897
508	Nikko Cordial Corp.	8,050
		22,021
Chemicals — 1.9%
145	Nitto Denko Corp.	12,285
Commercial Banks — 12.2%
1,019	Bank of Fukuoka Ltd. (The)	8,749
1,654	Bank of Yokohama Ltd.	13,364
966	Kansai Urban Banking Corp.	5,097
1	Mitsubishi Tokyo UFJ Financial Group, Inc.	13,216
842	Nishi-Nippon City Bank Ltd. (The)	4,975
3	Sumitomo Mitsui Financial Group, Inc.	31,919
		77,320
Commercial Services & Supplies — 1.2%
52	Arrk Corp.	4,266
2	Take And Give Needs Co., Ltd. (a)	3,542
		7,808
Communications Equipment — 1.1%
136	Tamura Taiko Holdings, Inc.	1,117
274	Uniden Corp. (c)	6,030
		7,147
Construction & Engineering — 2.9%
1,785	Obayashi Corp.	14,314
852	Raito Kogyo Co., Ltd.	4,321
		18,635
Consumer Finance — 0.5%
317	UFJ NICOS Co., Ltd.	3,344
Distributors — 1.1%
390	Advan Co., Ltd. (c)	7,114
Diversified Financial Services — 2.0%
115	Diamond Lease Co., Ltd. (c)	5,585
— (h)	Kenedix, Inc.	1,616
23	SFCG Co., Ltd.	5,272
		12,473
Electrical Equipment — 1.0%
150	Ulvac, Inc.	6,199
Electronic Equipment & Instruments — 6.2%
588	Dainippon Screen Manufacturing Co., Ltd. (c)	6,212
268	Hoya Corp.	10,716
36	Iriso Electronics Co., Ltd.	1,371
36	Miraial Co., Ltd.	3,763
366	Nidec Copal Corp.	5,052
87	Nidec Corp.	7,920
247	Toyo Corp./Chuo-ku	4,308
		39,342

Food Products — 0.5%
	167		Kibun Food Chemifa Co., Ltd.	3,262
Home Builders — 1.5%
	536		Haseko Corp. (a)	2,005
	109		Token Corp.	7,504
				9,509
Hotels, Restaurants & Leisure — 1.3%
	136		Chimney Co., Ltd.	4,149
	79		Resorttrust, Inc.	2,685
	—	(h)	Rex Holdings Co., Ltd. (a)	1,517
				8,351
Household Durables — 4.9%
	172		Daito Trust Construction Co., Ltd.	8,025
	97		Japan General Estate Co., Ltd. (The)	1,811
	1,156		Sharp Corp.	21,091
				30,927
Insurance — 0.9%
	418		Sompo Japan Insurance, Inc.	5,929
Internet & Catalog Retail — 0.8%
	39		ASKUL Corp.	1,146
	105		Belluna Co., Ltd.	4,118
				5,264
Leisure Equipment & Products — 1.7%
	1,092		Kinki Nippon Tourist Co., Ltd.	5,966
	135		Sega Sammy Holdings, Inc.	4,828
				10,794
Machinery — 5.5%
	1,401		Kubota Corp.	13,361
	456		Nabtesco Corp.	5,843
	412		Ryobi Ltd.	2,982
	59		SMC Corp.	9,076
	41		Takeuchi Manufacturing Co., Ltd.	3,241
				34,503
Media — 0.8%
	185		Avex Group Holdings, Inc.	5,152
Metals & Mining — 4.3%
	879		Dowa Mining Co., Ltd.	10,300
	2,254		Sumitomo Metal Industries Ltd.	9,121
	573		Sumitomo Metal Mining Co., Ltd.	7,697
				27,118
Multiline Retail — 1.3%
	5		Don Quijote Co., Ltd.	449
	210		Izumi Co., Ltd.	7,903
				8,352
Office Electronics — 1.9%
	198		Canon, Inc.	11,912
Oil, Gas & Consumable Fuels — 2.6%
	2		INPEX Corp.	16,322
Real Estate — 9.0%
	85		Aeon Mall Co., Ltd.	4,115
	—	(h)	Arealink Co., Ltd.	784
	98		Diamond City Co., Ltd.	4,205
	1		Japan Retail Fund Investment Corp.	8,429
	287		Mitsui Fudosan Co., Ltd.	6,042
	2		Nippon Building Fund, Inc.	19,674
	87		Sumitomo Real Estate Sales Co., Ltd.	5,541
	884		Tokyo Tatemono Co., Ltd.	8,431
				57,221
Retail — 0.6%
	220		Arcs Co., Ltd.	3,510
Road & Rail — 0.7%
	644		Sankyu, Inc.	4,280
Semiconductors & Semiconductor Equipment — 2.0%
	84		Advantest Corp.	10,296
	126		Mimasu Semiconductor Industry Co., Ltd.	2,589
				12,885

Software — 0.7%
4		Works Applications Co., Ltd.	4,199
Specialty Retail — 1.3%
198		EDION Corp.	4,706
—	(h)	Geo Co., Ltd.	1,479
27		USS Co., Ltd.	1,734
			7,919
Tobacco — 2.7%
1		Japan Tobacco, Inc.	17,170
Trading Companies & Distributors — 3.9%
607		Mitsui & Co., Ltd.	8,714
1,171		Sumitomo Corp.	15,993
			24,707
Wireless Telecommunication Services — 0.9%
3		NTT DoCoMo, Inc.	5,540
		Total Common Stocks (Cost $511,335)	590,750

Principal Amount
Investments of Cash Collateral for Securities Loaned — 14.3%
Certificates of Deposit — 1.6%
$895		Credit Suisse First Boston, FRN, 4.52%, 10/17/06	895
4,000		Deutsche Bank New York, FRN, 4.60%, 01/22/08	4,000
1,000		Royal Bank of Canada, FRN, 4.55%, 11/13/06	1,000
3,997		Societe Generale, New York, FRN, 4.48%, 06/20/07	3,997
			9,892
Commercial Paper — 1.5%
3,985		Ajax Bambino Funding Ltd., 4.47%, 02/17/06	3,985
3,709		Cedar Springs Capital Company LLC, 4.58%, 04/20/06	3,709
1,390		HSBC Finance Corp., 4.43%, 02/10/06	1,390
700		Morgan Stanley, 4.43%, 02/10/06	700
			9,784
Repurchase Agreement — 11.2%
10,997		Bank of America Securities LLC, 4.51%, dated 1/31/06, due 2/01/06, repurchase price $10,998 collateralized by U.S. Government Agency Mortgages.	10,997

15,000		Barclays Capital, Inc. 4.53%, dated 1/31/06, due 2/01/06, repurchase price $15,002 collateralized by U.S. Government Agency Mortgages.	15,000

15,000		Lehman Brothers, Inc. 4.51%, dated 1/31/06, due 2/01/06, repurchase price $15,002 collateralized by U.S. Government Agency Mortgages	15,000

15,000		Morgan Stanley & Co., Inc. 4.52%, dated 1/31/06, due 2/01/06, repurchase price $15,002 collateralized by U.S. Government Agency Mortgages.	15,000

15,000		UBS Securities LLC 4.51%, dated 1/31/06, due 2/01/06, repurchase price $15,002 collateralized by U.S. Government Agency Mortgages.	15,000
			70,997

		Total Investments of Cash Collateral for Securities Loaned (Cost $90,673)	90,673

Total Investments — 107.6% (Cost $602,008)			$681,423
Liabilities in Excess of Other Assets — (7.6)%			(48,115)
Net Assets — 100.0%			$633,308

Percentages indicated are based on net assets.

(a)	Non-income producing security.

(h)	Amount rounds to less than one thousand.

(l)	All or a portion of this security is segregated with the custodian for forward foreign currency contracts.

FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2006.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,460
Aggregate gross unrealized depreciation	(3,045)
Net unrealized appreciation/depreciation	$79,415

Federal income tax cost of investments	$602,008

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long Positions —97.8% (j)
Common Stocks — 96.9%
Aerospace & Defense — 2.0%
8	Boeing Co.	$519
7	Lockheed Martin Corp.	480
7	United Technologies Corp.	403
		1,402
Air Freight & Logistics — 0.6%
4	FedEx Corp.	384
Auto Components — 0.6%
4	Johnson Controls, Inc.	249
6	Lear Corp.	160
		409
Beverages — 1.8%
17	Coca-Cola Co. (The)	695
29	Coca-Cola Enterprises, Inc.	573
		1,268
Biotechnology — 1.3%
5	Amgen, Inc. (a)	328
7	Charles River Laboratories International, Inc. (a)	327
3	Medimmune, Inc. (a)	96
6	OSI Pharmaceuticals, Inc. (a)	169
		920
Capital Markets — 4.0%
12	E*Trade Financial Corp. (a)	276
3	Goldman Sachs Group, Inc.	438
11	Mellon Financial Corp.	395
5	Merrill Lynch & Co., Inc.	398
11	Morgan Stanley	694
5	State Street Corp.	284
4	T. Rowe Price Group, Inc.	268
		2,753
Chemicals — 3.7%
15	Air Products & Chemicals, Inc.	925
5	PPG Industries, Inc.	292
26	Praxair, Inc.	1,359
		2,576
Commercial Banks — 9.2%
19	AmSouth Bancorp	530
21	Bank of America Corp.	920
14	Compass Bancshares, Inc.	677
7	Keycorp	258
21	Marshall & Ilsley Corp.	881
18	North Fork Bancorp, Inc.	461
4	SunTrust Banks, Inc.	307
13	TCF Financial Corp.	317
33	U.S. Bancorp	975
11	Wells Fargo & Co.	686
4	Zions Bancorp	301
		6,313
Communications Equipment — 4.1%
50	Corning, Inc. (a)	1,206
15	Juniper Networks, Inc. (a)	279
19	Nokia OYJ (Finland) ADR	351

13	Qualcomm, Inc.	628
26	Tellabs, Inc. (a)	329
		2,793
Computers & Peripherals — 0.6%
11	EMC Corp. (a)	147
10	Seagate Technology (Cayman Islands) (a)	248
		395
Diversified Financial Services — 4.2%
17	CIT Group, Inc.	901
19	Citigroup, Inc.	894
30	Lazard Ltd., Class A (Bermuda)	1,069
		2,864
Diversified Telecommunication Services — 1.7%
23	AT&T, Inc.	594
18	Verizon Communications, Inc.	570
		1,164
Electric Utilities — 3.1%
20	CMS Energy Corp. (a)	292
14	Consolidated Edison, Inc.	672
35	Northeast Utilities	694
15	PPL Corp.	452
		2,110
Energy Equipment & Services — 0.9%
4	Halliburton Co.	294
7	Weatherford International Ltd. (a)	327
		621
Food & Staples Retailing — 0.4%
8	Sysco Corp.	242
Food Products — 0.6%
10	Kellogg Co.	416
Health Care Equipment & Supplies — 1.9%
2	Bausch & Lomb, Inc.	162
7	Baxter International, Inc.	240
13	Boston Scientific Corp. (a)	287
2	Cooper Cos., Inc. (The)	133
9	Immucor, Inc. (a)	258
4	St. Jude Medical, Inc. (a)	201
		1,281
Health Care Providers & Services — 2.7%
5	Aetna, Inc.	494
3	HCA, Inc.	133
6	McKesson Corp.	291
10	Medco Health Solutions, Inc. (a)	557
5	WellPoint, Inc. (a)	407
		1,882
Hotels, Restaurants & Leisure — 1.3%
2	Carnival Corp.	88
14	Hilton Hotels Corp.	359
6	McDonald’s Corp.	193
4	Starwood Hotels & Resorts Worldwide, Inc.	219
		859
Household Durables — 0.9%
6	Lennar Corp., Class A	363
3	Mohawk Industries, Inc. (a)	255
		618
Industrial Conglomerates — 2.0%
19	General Electric Co.	616
28	Tyco International Ltd. (Bermuda)	727
		1,343

Insurance — 5.9%
15	AMBAC Financial Group, Inc.	1,175
8	Assurant, Inc.	363
21	Genworth Financial, Inc., Class A	701
4	Hartford Financial Services Group, Inc.	288
10	Lincoln National Corp.	556
18	RenaissanceRe Holdings Ltd. (Bermuda)	797
3	Torchmark Corp.	174
		4,054
Internet & Catalog Retail — 0.9%
14	eBay, Inc. (a)	586
IT Services — 1.1%
5	Affiliated Computer Services, Inc., Class A (a)	319
6	Infosys Technologies Ltd. ADR (India)	435
		754
Machinery — 1.5%
10	Danaher Corp.	544
8	Eaton Corp.	516
		1,060
Media — 4.5%
34	CBS Corp., Class B (a)	1,123
9	E.W. Scripps Co., Class A	411
17	Gannett Co., Inc.	1,044
33	News Corp., Class A	525
		3,103
Metals & Mining — 0.4%
4	United States Steel Corp.	251
Multi-Utilities — 2.1%
10	Dominion Resources, Inc.	786
11	SCANA Corp.	450
18	Sierra Pacific Resources (a)	236
		1,472
Multiline Retail — 1.0%
8	Dollar General Corp.	142
3	J.C. Penney Co., Inc.	156
9	Kohl’s Corp. (a)	386
		684
Oil, Gas & Consumable Fuels — 2.2%
2	Anadarko Petroleum Corp.	248
1	Burlington Resources, Inc.	46
5	EOG Resources, Inc.	406
5	Occidental Petroleum Corp.	449
6	Valero Energy Corp.	368
		1,517
Pharmaceuticals — 3.5%
4	Barr Pharmaceuticals, Inc. (a)	256
4	Eli Lilly & Co.	198
20	Sepracor, Inc. (a)	1,161
17	Wyeth	777
		2,392
Real Estate — 13.7%
24	Apartment Investment & Management Co. REIT	1,025
11	Archstone-Smith Trust REIT	515
15	Brandywine Realty Trust REIT	465
12	BRE Properties, Inc. REIT	579
15	Colonial Properties Trust REIT	689
14	First Potomac Realty Trust REIT (m)	406
64	Host Marriott Corp. REIT	1,283
23	Mack-Cali Realty Corp. REIT	1,024
15	Mills Corp. (The) REIT	622
31	Pennsylvania REIT	1,240

18	Prologis REIT	912
14	Trizec Properties, Inc. REIT	335
13	United Dominion Realty Trust, Inc. REIT	338
		9,433
Road & Rail — 2.8%
13	CSX Corp.	707
25	Norfolk Southern Corp.	1,226
		1,933
Semiconductors & Semiconductor Equipment — 4.4%
17	Altera Corp. (a)	321
5	Analog Devices, Inc.	199
6	Broadcom Corp., Class A (a)	402
6	Intersil Corp., Class A	183
4	KLA-Tencor Corp.	208
19	Linear Technology Corp.	711
45	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	485
19	Xilinx, Inc.	532
		3,041
Software — 0.6%
31	Oracle Corp. (a)	386
Specialty Retail — 1.3%
3	Abercrombie & Fitch Co.	186
3	Lowe’s Cos., Inc.	171
23	Staples, Inc.	548
		905
Textiles, Apparel & Luxury Goods — 0.5%
5	Nike, Inc., Class B	372
Thrifts & Mortgage Finance — 1.8%
8	Astoria Financial Corp.	225
10	Countrywide Financial Corp.	318
7	Freddie Mac	455
5	Washington Mutual, Inc.	211
		1,209
Tobacco — 1.1%
11	Altria Group, Inc.	780
	Total Common Stocks
	(Cost $58,002)	66,545

Short- Term Investments — 0.9%
Investment Company — 0.8%
544	JPMorgan Prime Money Market Fund (b) (m)	544

Principal Amount
U.S. Treasury Obligation — 0.1%
$75	U.S. Treasury Notes 2.75%, 06/30/06 (m)	75
	Total Short-Term Investments
	(Cost $619)	619
Total Investments — 97.8%
(Cost $58,621)		$67,164
Other Assets in Excess of Liabilities — 2.2%		1,517
Net Assets — 100.0%		$68,681

Percentages indicated are based on net assets.

Shares
Short Positions — 96.7%

Common Stocks — 96.7%
Aerospace & Defense — 0.7%
11	Rockwell Collins, Inc.	497

Air Freight & Logistics — 1.2%
11		United Parcel Service, Inc., Class B	854
Automobiles — 0.9%
43		Ford Motor Co.	372
11		General Motors Corp.	267
			639
Beverages — 1.5%
14		Anheuser-Busch Cos., Inc.	580
8		PepsiCo, Inc.	440
			1,020
Biotechnology — 0.6%
4		Genzyme Corp. (a)	277
7		ICOS Corp. (a)	166
			443
Capital Markets — 6.8%
32		Charles Schwab Corp. (The)	473
6		Federated Investors, Inc., Class B	247
3		Franklin Resources, Inc.	315
33		Janus Capital Group, Inc.	685
10		Legg Mason, Inc.	1,232
12		Lehman Brothers Holdings, Inc.	1,714
			4,666
Chemicals — 3.7%
11		Georgia Gulf Corp.	390
46		Lyondell Chemical Co.	1,112
13		Nalco Holding Co. (a)	234
24		Nova Chemicals Corp. (Canada)	829
			2,565
Commercial Banks — 8.0%
17		BancorpSouth, Inc.	392
14		Commerce Bancorp, Inc.	468
19		Commerce Bancshares, Inc.	940
32		Fulton Financial Corp.	571
4		M&T Bank Corp.	476
—	(h)	Mercantile Bankshares Corp.	6
14		Regions Financial Corp.	465
27		Sky Financial Group, Inc.	687
27		Valley National Bancorp	632
16		Wachovia Corp.	850
			5,487
Commercial Services & Supplies — 0.8%
—	(h)	Live Nation, Inc. (a)	—	(h)
3		Monster Worldwide, Inc. (a)	137
14		Waste Management, Inc.	426
			563
Communications Equipment — 1.6%
38		Ciena Corp.(a)	151
221		Lucent Technologies, Inc. (a)	582
125		Nortel Networks Corp. (Canada) (a)	374
			1,107
Computers & Peripherals — 1.1%
9		Lexmark International, Inc., Class A (a)	432
16		Western Digital Corp. (a)	346
			778
Diversified Financial Services — 1.6%
4		Moody’s Corp.	259
17		Principal Financial Group	816
			1,075

Diversified Telecommunication Services — 0.8%
9		Alltel Corp.	534
Electric Utilities — 4.5%
13		Allegheny Energy, Inc. (a)	435
16		Exelon Corp.	907
6		Progress Energy, Inc.	271
25		Southern Co. (The)	860
12		TXU Corp.	587
			3,060
Electrical Equipment — 3.6%
15		Agilent Technologies, Inc. (a)	519
12		Emerson Electric Co.	937
15		Rockwell Automation, Inc.	971
			2,427
Energy Equipment & Services — 2.2%
4		Baker Hughes, Inc.	302
5		Diamond Offshore Drilling, Inc.	390
3		Nabors Industries Ltd. (Bermuda) (a)	260
13		Pride International, Inc. (a)	455
2		Smith International, Inc.	95
			1,502
Food & Staples Retailing — 1.3%
10		Safeway, Inc.	242
15		Wal-Mart Stores, Inc.	673
			915
Food Products — 1.6%
6		Campbell Soup Co.	192
—	(h)	Hershey Foods Corp.	5
48		Sara Lee Corp.	872
			1,069
Health Care Equipment & Supplies — 2.0%
8		Advanced Medical Optics, Inc. (a)	357
11		Biomet, Inc.	423
3		Edwards Lifesciences Corp. (a)	120
1		Millipore Corp. (a)	55
9		Stryker Corp.	444
			1,399
Health Care Providers & Services — 3.4%
3		Cigna Corp.	401
6		Covance, Inc. (a)	352
9		Express Scripts, Inc. (a)	858
12		Quest Diagnostics, Inc.	613
11		Tenet Healthcare Corp. (a)	77
			2,301
Hotels, Restaurants & Leisure — 1.7%
4		Four Seasons Hotels, Inc. (Canada)	202
5		Harrah’s Entertainment, Inc.	338
7		MGM Mirage (a)	248
4		PF Chang’s China Bistro, Inc. (a)	190
4		Wendy’s International, Inc.	218
			1,196
Household Durables — 2.0%
7		Black & Decker Corp.	595
5		KB Home	404
16		Newell Rubbermaid, Inc.	388
			1,387
Insurance — 4.7%
24		American International Group, Inc.	1,584
11		Bristol West Holdings, Inc.	208
17		Brown & Brown, Inc.	483
2		Markel Corp. (a)	701

5		Selective Insurance Group	267
			3,243
Internet Software & Services — 0.2%
		Google, Inc., Class A (a)	130
IT Services — 0.6%
8		Accenture Ltd., Class A (Bermuda)	265
7		Electronic Data Systems Corp.	169
			434
Machinery — 1.5%
4		Caterpillar, Inc.	278
3		ITT Industries, Inc.	349
6		PACCAR, Inc.	390
			1,017
Media — 3.7%
7		Clear Channel Communications, Inc.	211
126		Interpublic Group of Cos., Inc. (a)	1,267
7		McGraw-Hill Cos., Inc. (The)	378
23		Tribune Co.	661
			2,517
Metals & Mining — 0.6%
18		AK Steel Holding Corp. (a)	208
3		Nucor Corp.	228
			436
Multi-Utilities — 0.8%
24		CenterPoint Energy, Inc.	312
24		Reliant Energy, Inc. (a)	244
			556
Multiline Retail — 0.2%
2		Federated Department Stores, Inc.	120
Oil, Gas & Consumable Fuels — 0.9%
2		Amerada Hess Corp.	263
6		Chevron Corp.	327
			590
Personal Products — 0.6%
11		Estee Lauder Cos., Inc. (The), Class A	412
Pharmaceuticals — 3.6%
—	(h)	Abbott Laboratories	8
2		Allergan, Inc.	233
17		Bristol-Myers Squibb Co.	392
15		Johnson & Johnson	869
16		Merck & Co., Inc.	562
16		Pfizer, Inc.	406
—	(h)	Schering-Plough Corp.	8
			2,478
Real Estate — 13.8%
32		American Campus Communities, Inc. REIT	789
33		BioMed Realty Trust, Inc. REIT	880
11		Boston Properties, Inc. REIT	892
6		Camden Property Trust REIT	410
7		Developers Diversified Realty Corp. REIT	325
25		Duke Realty Corp. REIT	911
33		Equity Office Properties Trust REIT	1,050
5		Equity Residential REIT	229
14		Health Care REIT, Inc. REIT	521
21		Home Properties, Inc. REIT	968
17		Maguire Properties, Inc. REIT	561
12		Pan Pacific Retail Properties, Inc. REIT	816
52		Strategic Hotel Capital, Inc. REIT	1,117
			9,469

Road & Rail — 0.9%
7	Union Pacific Corp.	646
Semiconductors & Semiconductor Equipment — 5.1%
3	Advanced Micro Devices, Inc. (a)	130
18	Agere Systems, Inc. (a)	217
10	Applied Materials, Inc.	196
39	Intel Corp.	831
7	Lam Research Corp. (a)	316
30	LSI Logic Corp. (a)	273
6	Maxim Integrated Products, Inc.	226
11	Microchip Technology, Inc.	424
17	Micron Technology, Inc. (a)	249
18	National Semiconductor Corp.	499
6	Texas Instruments, Inc.	161
		3,522
Software — 1.0%
16	Salesforce.com, Inc. (a)	653
Specialty Retail — 1.7%
11	Gap, Inc. (The)	206
18	Limited Brands, Inc.	426
5	Office Depot, Inc. (a)	179
7	OfficeMax, Inc.	189
5	Tiffany & Co.	200
		1,200
Thrifts & Mortgage Finance — 4.2%
6	Corus Bankshares, Inc.	372
7	Downey Financial Corp.	458
6	Golden West Financial Corp.	389
8	Sovereign Bancorp, Inc.	179
36	Washington Federal, Inc.	869
13	Webster Financial Corp.	603
		2,870
Wireless Telecommunication Services — 1.0%
23	BellSouth Corp.	670
Total Short Positions — 96.7%
(Proceeds $62,834)		66,447

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(j)	Securities are pledged with a broker as collateral for short sales.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,567
Aggregate gross unrealized depreciation	(1,024)

Net unrealized appreciation/depreciation	$8,543

Federal income tax cost of investments	$58,621

JPMorgan Intrepid International Fund (Formerly Tax Aware International Opportunities Fund)
Schedule of Portfolio Investments
As of January 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 93.2% (l)
Common Stocks — 92.8%
Australia — 3.7%
39	Australian Gas Light Co. Ltd.	$538
32	BHP Billiton Ltd.	632
78	Boral Ltd.	530
630	Burns Philp & Co. Ltd. (a)	526
37	Caltex Australia Ltd.	548
186	CSR Ltd.	596
227	Macquarie Airports	533
10	Macquarie Bank Ltd.	530
338	Southern Pacific Petroleum NL (a)	—	(h)
89	Zinifex Ltd.	529
		4,962
Austria — 0.8%
4	Bank Austria Creditanstalt AG	547
8	OMV AG	566
		1,113
Belgium — 1.2%
22	Dexia	536
16	Fortis	560
5	KBC Groep NV S.A.	542
		1,638
Brazil — 0.9%
13	Cia Vale do Rio Doce ADR	572
7	Petroleo Brasileiro S.A. ADR	631
		1,203
Denmark — 0.4%
11	Jyske Bank (a)	553
Finland — 1.4%
25	Fortum OYJ	557
44	Nokia OYJ	814
17	Wartsila OYJ, Class B	543
		1,914
France — 8.0%
25	Air France-KLM	572
6	Assurances Generales de France	582
18	AXA S.A.	599
7	BNP Paribas	617
5	Bourbon S.A.	586
10	Bouygues	564
10	Cie de Saint-Gobain	676
6	CNP Assurances	551
16	Credit Agricole S.A.	564
5	Eiffage	536
7	Imerys S.A.	568
3	Pernod-Ricard S.A.	603
7	Sanofi-Aventis	629
5	Societe Generale	598
7	Total S.A.	1,859
20	Vivendi Universal S.A.	613
		10,717
Germany — 5.8%
3	Adidas-Salomon AG	556
4	Allianz AG	564
7	BASF AG	556
13	Bayer AG	547
13	Bayerische Motoren Werke AG	599
16	Commerzbank AG	553
5	Deutsche Bank AG	545
20	Deutsche Post AG	561
5	E.On AG	555
5	Henkel KGaA	546
9	MAN AG	545
6	Merck KGaA	582

7		RWE AG	557
10		Volkswagen AG	567
			7,833
Greece — 0.4%
22		Piraeus Bank S.A.	520
Hong Kong — 2.8%
49		Cheung Kong Holdings Ltd.	528
104		China Mobile Hong Kong Ltd.	509
272		China Resources Enterprise	580
350		Hutchison Telecommunications International Ltd. (a)	594
56		Swire Pacific Ltd., Class A	518
137		Wharf Holdings Ltd.	530
295		Wheelock & Co. Ltd.	537
			3,796
India — 1.3%
22		Dr Reddy’s Laboratories Ltd. ADR	567
14		ICICI Bank Ltd. ADR	443
8		Reliance Industries Ltd. GDR (e)	254
13		Satyam Computer Services Ltd. ADR	528
			1,792
Israel — 0.4%
13		Teva Pharmaceutical Industries Ltd. ADR	548
Italy — 2.6%
112		Banca Intesa S.p.A. RNC	635
69		Enel S.p.A.	586
20		ENI S.p.A.	596
44		Fiat S.p.A. (a)	432
22		Fondiaria-Sai S.p.A.	621
86		UniCredito Italiano S.p.A.	612
			3,482
Japan — 23.2%
18		ABC-Mart, Inc.	554
15		Aisin Seiki Co. Ltd.	543
11		Autobacs Seven Co. Ltd.	547
65		Bank of Fukuoka Ltd. (The)	558
47		Bank of Kyoto Ltd. (The)	561
10		Canon, Inc.	572
62		Chiba Bank Ltd. (The)	560
31		Dai Nippon Printing Co. Ltd.	558
57		Dainippon Screen Manufacturing Co. Ltd.	602
54		Daiwa Securities Group, Inc.	632
13		Eisai Co. Ltd.	538
57		Fujikura Ltd.	561
23		Futaba Industrial Co. Ltd.	544
10		Honda Motor Co. Ltd.	560
14		Hoya Corp. (a)	552
10		Ibiden Co. Ltd.	565
67		Itochu Corp.	568
14		Izumi Co. Ltd.	541
—	(h)	Japan Tobacco, Inc.	512
15		JFE Holdings, Inc.	549
20		Keihin Corp.	513
31		Komatsu Ltd.	571
63		Kubota Corp.	601
21		Makita Corp.	595
106		Marubeni Corp.	565
36		Matsui Securities Co. Ltd.	547
23		Mitsubishi Corp.	539
50		Mitsubishi Gas Chemical Co., Inc.	573
—	(h)	Mitsubishi UFJ Financial Group, Inc.	806
39		Mitsui & Co. Ltd.	560
8		Mitsui Fudosan Co. Ltd.	168
61		Mitsui OSK Lines Ltd.	552
41		Mitsui Trust Holdings, Inc.	604
—	(h)	Mizuho Financial Group, Inc.	572
22		NGK Spark Plug Co. Ltd.	548
6		Nidec Corp. (a)	575
41		Nikko Cordial Corp.	650
71		Nippon Oil Corp.	563

147		Nippon Steel Corp.	543
—	(h)	Nippon Telegraph & Telephone Corp.	545
91		Nissan Diesel Motor Co. Ltd.	571
49		Nissan Motor Co. Ltd.	544
52		Nisshin Seifun Group, Inc.	544
—	(h)	NTT DoCoMo, Inc.	540
2		Orix Corp.	569
8		Sanyo Shinpan Finance Co. Ltd.	482
1		SBI Holdings, Inc.	378
7		Shinko Electric Industries	575
71		Sumitomo Chemical Co. Ltd.	546
41		Sumitomo Corp.	560
41		Sumitomo Metal Mining Co. Ltd.	551
54		Sumitomo Trust & Banking Co. Ltd., (The)	593
20		Tsumura & Co.	578
4		Yamada Denki Co. Ltd.	567
32		Yamaha Corp.	554
10		Yamaha Motor Co. Ltd.	254
22		Yamatake Corp.	547
			31,320
Luxembourg — 0.9%
21		Arcelor	743
29		SES Global S.A. FDR	527
			1,270
Mexico — 0.7%
13		America Movil S.A. de C.V., Series L ADR	443
8		Cemex S.A. de C.V. ADR	531
			974
Netherlands — 1.7%
20		ABN Amro Holdings N.V.	561
14		European Aeronautic Defence & Space Co. N.V.	547
16		ING Groep N.V. CVA	583
18		Koninklijke Philips Electronics N.V.	621
			2,312
Norway — 1.7%
5		Norsk Hydro ASA	557
14		Orkla ASA	543
21		Statoil ASA	568
56		Telenor ASA	557
			2,225
Singapore — 0.4%
229		CapitaLand Ltd.	560
South Korea — 0.9%
12		Hyundai Motor Co. GDR (e)	550
1		Samsung Electronics Co. Ltd.	710
			1,260
Spain — 1.8%
38		Banco Santander Central Hispano S.A.	552
31		Corp. Mapfre S.A.	565
24		Endesa S.A.	687
21		Repsol YPF S.A.	558
			2,362
Sweden — 1.7%
19		ForeningsSparbanken AB	543
37		SKF AB, Class B	517
170		Telefonaktiebolaget LM Ericsson, Class B	617
11		Volvo AB, Class B	559
			2,236
Switzerland — 7.8%
2		Barry Callebaut AG (a)	562
13		Compagnie Financiere Richemont AG, Class A	570
22		Credit Suisse Group	1,314
8		Holcim Ltd.	572
7		Julius Baer Holding AG	546
3		Nestle S.A.	788
22		Novartis AG	1,228
11		Phonak Holding AG	539
8		Roche Holding AG	1,211
4		Swiss Life Holding	660

4	Syngenta AG (a)	563
12	UBS AG	1,318
3	Zurich Financial Services AG (a)	590
		10,461
Taiwan — 0.9%
47	Hon Hai Precision Industry GDR	638
51	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	556
		1,194
United Kingdom — 21.4%
127	Amlin plc	547
17	Anglo American plc	653
17	Antofagasta plc	607
12	AstraZeneca plc	583
73	Autonomy Corp. plc (a)	537
46	Aviva plc	595
54	BAA plc	607
92	BAE Systems plc	682
55	Barclays plc	587
31	Barratt Developments plc	552
58	BG Group plc	654
210	BP plc	2,539
94	British Airways plc (a)	545
28	British Land Co. plc	573
29	Burren Energy plc	553
119	Centrica plc	566
34	Depfa Bank plc	576
74	easyJet plc (a)	494
104	GKN plc	551
69	GlaxoSmithKline plc	1,757
30	Hammerson plc	554
32	HBOS plc	565
114	HSBC Holdings plc	1,897
39	Kelda Group plc	543
239	Legal & General Group plc	534
16	Lonmin plc	615
75	Mitchells & Butlers plc	543
57	Northumbrian Water Group plc	246
190	Old Mutual plc	651
24	Persimmon plc	534
73	Rolls-Royce Group plc (a)	563
247	Royal & Sun Alliance Insurance Group plc	551
19	Royal Bank of Scotland Group plc	595
15	Royal Dutch Shell plc, Class B	548
34	Schroders plc	658
27	Standard Chartered plc	662
102	Taylor Woodward plc	708
102	Tullow Oil plc	569
376	Vodafone Group plc	791
24	Wolseley plc	572
25	Wolverhampton & Dudley Brew plc	548
23	Xstrata plc	645
		28,850
	Total Common Stocks (Cost $108,628)	125,095

Preferred Stocks — 0.4%
Germany — 0.4%
3	Fresenius Medical Care AG (Cost $770)	540
Rights — 0.0% (g)
53	Hutchinson Whampoa, expiration date 02/17/06 (Cost $0)	—	(h)

Total Investments — 93.2%
(Cost $109,398)		125,635
Other Assets in Excess of Liabilities — 6.8%		9,197
Net Assets — 100.0%		$134,832

Percentages indicated are based on net assets.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,892
Aggregate gross unrealized depreciation	(655)
Net unrealized appreciation/depreciation	$16,237

Federal income tax cost of investments	$109,398

Abbreviations:
(a)	Non-income producing security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(l)	All or a portion of this security is segregated for current or potential holdings for forward foreign currency contracts.

ADR	American Depositary Receipt.
AUD	Australian Dollar.
CHF	Swiss Franc.
CVA	Dutch Certification.
EUR	Euro.
FDR	Foreign Depositary Receipt.
GBP	British Pound.
GDR	Global Depositary Receipt.
JPY	Japanese Yen.
NOK	Norwegian Krone.
SEK	Swedish Krona.
SGD	Singapore Dollar.
USD	United States Dollar.

Summary of Investments by Industry, January 31, 2006
The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	13.0
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	6.1
Insurance	5.6
Capital Markets	5.3
Metals & Mining	4.9
Automobiles	3.0
Electronic Equipment & Instruments	3.0
Trading Companies & Distributors	2.9
Real Estate	2.6
Wireless Telecommunication Services	2.6
Chemicals	2.3
Household Durables	2.2
Food Products	2.2
Construction Materials	2.1
Machinery	2.1
Auto Components	2.0
Electric Utilities	1.8
Semiconductors & Semiconductor Equipment	1.3
Aerospace & Defense	1.3
Diversified Financial Services	1.2
Airlines	1.2
Communications Equipment	1.1
Other (less than 1.0%)	15.0
93.2

Forward Foreign Currency Exchange Contracts

	Contracts to Buy	Settlement Date	Settlement Value (USD)		Value at 01/31/06 (USD)		Net Unrealized Appreciation (Depreciation) (USD)
9,763	AUD	2/9/2006	$7,187		$7,403		$216
542	AUD for
519	CHF	2/9/2006	406	#	411	#	5
8,143	CHF	2/9/2006	6,322		6,374		52
414	CHF for
441	AUD	2/9/2006	334	#	324	#	(10)
669	CHF for
434	EUR	2/9/2006	528	#	524	#	(4)
8,018	EUR	2/9/2006	9,579		9,747		168
306	EUR for
209	GBP	2/9/2006	372	#	372	#	— (h)
180	EUR for
25,204	JPY	2/9/2006	215	#	218	#	3
830	EUR for
6,627	NOK	2/9/2006	997	#	1,009	#	12
1,832	EUR for
17,458	SEK	2/9/2006	2,300	#	2,227	#	(73)
4,224	GBP	2/9/2006	7,420		7,515		95
611	GBP for
892	EUR	2/9/2006	1,085	#	1,087	#	2
313	GBP for
64,507	JPY	2/9/2006	550	#	556	#	6
343,634	JPY	2/9/2006	2,935		2,932		(3)
12,418	NOK	2/9/2006	1,877		1,867		(10)
1,723	NOK for
222	EUR	2/9/2006	269	#	259	#	(10)
720	NOK for
881	SEK	2/9/2006	116	#	108	#	(8)
37,234	SEK	2/9/2006	4,668		4,905		237
4,132	SEK for
435	EUR	2/9/2006	529	#	545	#	16
2,104	SGD	2/9/2006	1,245		1,298		53
			$48,934		$49,681		$747

	Contracts to Sell	Settlement Date	Settlement Value (USD)	Value at 01/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
9,865	AUD	2/9/2006	$7,357	$7,479	$(122)
8,708	CHF	2/9/2006	6,793	6,815	(22)
9,184	EUR	2/9/2006	11,019	11,163	(144)
4,938	GBP	2/9/2006	8,686	8,786	(100)
4,123	HKD	2/1/2006	532	532	— (h)
253,923	JPY	2/9/2006	2,191	2,166	25
8,235	NOK	2/9/2006	1,269	1,238	31
23,026	SEK	2/9/2006	2,916	3,033	(117)
2,104	SGD	2/9/2006	1,262	1,298	(36)
			$42,025	$42,510	$(485)

# For cross-currency exchange contracts, the settlement value is the market value at 01/31/06 of the currency being sold, and the value at 01/31/06 of the currency being purchased.

JPMorgan U.S. Large Cap Core Plus Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
Long Positions — 115.2% (j)
Common Stocks — 115.2%
Aerospace & Defense — 1.4%
	1,275	United Technologies Corp.	$74
Air Freight & Logistics — 1.2%
	630	FedEx Corp.	64
Auto Components — 1.9%
	1,440	Johnson Controls, Inc.	100
Beverages — 1.6%
	1,690	Coca-Cola Co. (The)	70
	805	Coca-Cola Enterprises, Inc.	16
			86
Biotechnology — 1.4%
	615	Amgen, Inc. (a)	45
	640	Charles River Laboratories International, Inc. (a)	29
			74
Building Products — 0.3%
	535	Masco Corp.	16
Capital Markets — 2.7%
	255	Goldman Sachs Group, Inc.	36
	920	Morgan Stanley	57
	355	State Street Corp.	21
	410	T. Rowe Price Group, Inc.	31
			145
Chemicals — 3.3%
	775	Air Products & Chemicals, Inc.	48
	2,425	Praxair, Inc.	127
			175
Commercial Banks — 10.6%
	4,086	Bank of America Corp.	181
	535	Compass Bancshares, Inc.	26
	490	Marshall & Ilsley Corp.	21
	1,445	North Fork Bancorp, Inc.	37
	290	SunTrust Banks, Inc.	21
	1,850	U.S. Bancorp	55
	1,210	Wachovia Corp.	66
	2,440	Wells Fargo & Co.	152
	100	Zions Bancorp	8
			567
Communications Equipment — 6.1%
	2,905	Cisco Systems, Inc. (a)	54
	3,750	Corning, Inc. (a)	91
	2,350	Juniper Networks, Inc. (a)	43
	1,610	Motorola, Inc.	36
	2,175	Nokia OYJ, ADR (Finland)	40
	1,015	Qualcomm, Inc.	49
	1,295	Tellabs, Inc. (a)	17
			330
Computers & Peripherals — 3.0%
	1,200	Dell, Inc. (a)	35
	1,205	EMC Corp. (a)	16
	1,500	Hewlett-Packard Co.	47
	550	International Business Machines Corp.	45
	650	Seagate Technology (Cayman Islands) (a)	17
			160
Consumer Finance — 1.1%
	710	American Express Co.	37
	250	Capital One Financial Corp.	21
			58
Diversified Financial Services — 4.3%
	555	CIT Group, Inc.	30
	4,280	Citigroup, Inc.	199
			229
Diversified Telecommunication Services — 3.2%
	2,330	AT&T, Inc.	61
	1,405	Sprint Nextel Corp.	32
	2,440	Verizon Communications, Inc.	77
			170
Electric Utilities — 0.7%
	2,040	Northeast Utilities	40
Energy Equipment & Services — 2.8%
	795	Halliburton Co.	64
	225	National Oilwell Varco, Inc. (a)	17
	275	Schlumberger Ltd. (Netherlands)	35
	200	Transocean, Inc. (a)	16
	405	Weatherford International Ltd. (a)	18
			150
Food & Staples Retailing — 1.9%
	835	CVS Corp.	23
	2,660	Sysco Corp.	82
			105

Food Products — 0.6%
	800	Kellogg Co.	34
Health Care Equipment & Supplies — 0.5%
	685	Boston Scientific Corp. (a)	15
	170	Guidant Corp.	12
			27
Health Care Providers & Services — 4.1%
	475	Aetna, Inc.	46
	1,330	Medco Health Solutions, Inc. (a)	72
	930	UnitedHealth Group, Inc.	55
	590	WellPoint, Inc. (a)	45
			218
Hotels, Restaurants & Leisure — 2.2%
	210	Carnival Corp.	11
	1,780	Hilton Hotels Corp.	45
	745	Starwood Hotels & Resorts Worldwide, Inc.	45
	305	Yum! Brands, Inc.	15
			116
Household Durables — 1.5%
	1,120	Lennar Corp., Class A	70
	125	Mohawk Industries, Inc. (a)	11
			81
Household Products — 1.6%
	1,470	Procter & Gamble Co.	87
Industrial Conglomerates — 5.6%
	7,170	General Electric Co.	235
	2,635	Tyco International Ltd. (Bermuda)	68
			303
Insurance — 4.9%
	735	American International Group, Inc.	48
	5	Berkshire Hathaway, Inc., Class B (a)	15
	875	Genworth Financial, Inc., Class A	28
	435	Hartford Financial Services Group, Inc.	36
	305	MBIA, Inc.	19
	1,890	RenaissanceRe Holdings Ltd. (Bermuda)	85
	885	Willis Group Holdings Ltd. (Bermuda)	31
			262
Internet & Catalog Retail — 0.5%
	625	eBay, Inc. (a)	27
Internet Software & Services — 0.2%
	280	Yahoo!, Inc. (a)	10
IT Services — 0.8%
	680	Affiliated Computer Services, Inc., Class A (a)	43
Machinery — 1.8%
	475	Caterpillar, Inc.	32
	615	Danaher Corp.	35
	425	Eaton Corp.	28
			95
Media — 4.7%
	1,092	CBS Corp., Class B	29
	1,035	Comcast Corp., Class A (a)	29
	290	E.W. Scripps Co., Class A	14
	1,200	Gannett Co., Inc.	74
	1,520	News Corp., Class A	24
	1,310	Time Warner, Inc.	23
	1,093	Viacom, Inc. (a)	45
	570	XM Satellite Radio Holdings, Inc., Class A (a)	15
			253
Metals & Mining — 0.5%
	890	Alcoa, Inc.	28
Multi-Utilities — 1.2%
	845	Dominion Resources, Inc.	64
Multiline Retail — 1.6%
	1,920	Kohl’s Corp. (a)	85
Oil, Gas & Consumable Fuels — 9.2%
	450	Apache Corp.	34
	645	ConocoPhillips	42
	140	EOG Resources, Inc.	12
	3,095	Exxon Mobil Corp.	194
	530	Marathon Oil Corp.	41
	1,285	Occidental Petroleum Corp.	125
	700	Valero Energy Corp.	44
			492
Pharmaceuticals — 7.0%
	440	Abbott Laboratories	19
	950	Eli Lilly & Co.	54
	1,705	Johnson & Johnson	98
	3,430	Pfizer, Inc.	88
	320	Sepracor, Inc. (a)	18
	2,175	Wyeth	101
			378
Real Estate — 2.0%
	330	Apartment Investment & Management Co. REIT	14
	720	First Potomac Realty Trust REIT	21
	730	Host Marriott Corp. REIT	15
	550	Mack-Cali Realty Corp. REIT	25

	340	Mills Corp. (The) REIT	14
	505	Pennsylvania REIT	20
			109
Road & Rail — 3.5%
	625	CSX Corp.	33
	3,060	Norfolk Southern Corp.	153
			186
Semiconductors & Semiconductor Equipment — 3.6%
	3,805	Altera Corp. (a)	73
	410	Analog Devices, Inc.	16
	75	Broadcom Corp., Class A (a)	5
	495	KLA-Tencor Corp.	26
	1,160	Linear Technology Corp.	43
	260	Maxim Integrated Products, Inc.	11
	760	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	8
	385	Xilinx, Inc.	11
			193
Software — 3.4%
	4,070	Microsoft Corp.	115
	5,250	Oracle Corp. (a)	66
			181
Specialty Retail — 3.1%
	675	Home Depot, Inc.	27
	5,885	Staples, Inc.	140
			167
Textiles, Apparel & Luxury Goods — 0.4%
	280	Nike, Inc., Class B	23
Thrifts & Mortgage Finance — 1.4%
	1,145	Freddie Mac	78
Tobacco — 1.8%
	1,345	Altria Group, Inc.	97
		Total Common Stocks (Cost $5,857)	6,180
Short Term Investment — 0.8%
Investment Company — 0.8%	44	JPMorgan Prime Money Market Fund (b) (Cost $44)	44

Total Investments — 116.0% (Cost $5,901)			$6,224
Liabilities in Excess of Other Assets — (16.0)%			(857)
Net Assets — 100.0%			$5,367

Short Positions 17.1%
Common Stocks — 17.1%
Biotechnology — 0.5%
	280	Genentech, Inc. (a)	24
Capital Markets — 1.0%
	730	Janus Capital Group, Inc.	15
	120	Legg Mason, Inc.	16
	160	Lehman Brothers Holdings, Inc.	22
			53
Chemicals — 2.2%
	1,890	Lyondell Chemical Co.	45
	1,170	Nova Chemicals Corp. (Canada)	40
	620	Rohm & Haas Co.	32
			117
Commercial Banks — 1.2%
	980	Commerce Bancorp, Inc.	32
	293	Commerce Bancshares, Inc.	15
	730	Sky Financial Group, Inc.	19
			66
Communications Equipment — 0.8%
	1,945	Avaya, Inc. (a)	20
	7,950	Lucent Technologies, Inc. (a)	21
			41
Computers & Peripherals — 0.3%
	790	Western Digital Corp. (a)	17
Diversified Financial Services — 1.0%
	830	Moody’s Corp.	53
Energy Equipment & Services — 0.4%
	610	Patterson-UTI Energy, Inc.	23
Health Care Equipment & Supplies — 0.3%
	335	Stryker Corp.	17
Health Care Providers & Services — 1.3%
	515	Covance, Inc. (a)	29
	435	Express Scripts, Inc. (a)	40
			69
Household Durables — 1.3%
	935	KB Home	71
IT Services — 0.3%
	660	Electronic Data Systems Corp.	17
Media — 0.3%
	2,640	Sirius Satellite Radio, Inc. (a)	15
Oil, Gas & Consumable Fuels — 1.0%
	430	Chevron Corp.	26
	400	Devon Energy Corp.	27

			53
Real Estate — 2.0%
	990	BioMed Realty Trust, Inc. REIT	27
	175	Boston Properties, Inc. REIT	14
	270	Developers Diversified Realty Corp. REIT	13
	1,260	Equity Office Properties Trust REIT	40
	310	Home Properties, Inc. REIT	14
			108
Semiconductors & Semiconductor Equipment — 1.3%
	815	Lam Research Corp. (a)	38
	840	Microchip Technology, Inc.	31
			69
Specialty Retail — 0.5%
	860	Office Depot, Inc. (a)	29
Thrifts & Mortgage Finance — 1.4%
	500	Corus Bankshares, Inc.	32
	380	Downey Financial Corp.	25
	720	Fremont General Corp.	18
			75
		Total Short Positions (Cost $878)	917

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by

J.P. Morgan Investment Management Inc.

(j) Securities are pledged with a broker as collateral for short sales.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

As of January 31, 2006 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$392
Aggregate gross unrealized depreciation	(69)
Net unrealized appreciation/depreciation	$323

Federal income tax cost of investments	$5,901

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
Long Positions — 90.0% (j)
Common Stocks — 90.0%
Aerospace & Defense — 0.6%
	900	Northrop Grumman Corp.	$56
	100	Precision Castparts Corp.	5
	400	Raytheon Co.	16
	2,700	Rockwell Collins, Inc.	127
			204
Air Freight & Logistics — 0.6%
	1,000	CNF, Inc.	52
	3,741	Ryder System, Inc.	167
			219
Airlines — 0.6%
	6,200	Alaska Air Group, Inc. (a)	198
	1,420	Southwest Airlines Co.	23
			221
Auto Components — 0.5%
	2,400	ArvinMeritor, Inc.	42
	2,329	BorgWarner, Inc.	128
	70	Dana Corp.	—	(h)
	300	Goodyear Tire & Rubber Co. (The) (a)	5
	300	Modine Manufacturing Co.	8
			183
Automobiles — 0.1%
	1,600	Ford Motor Co.	14
	1,300	General Motors Corp.	31
			45
Beverages — 0.9%
	2,904	Coca-Cola Enterprises, Inc.	57
	1,916	Molson Coors Brewing Co., Class B	120
	4,900	Pepsi Bottling Group, Inc.	142
			319
Biotechnology — 3.0%
	3,780	Amgen, Inc. (a)	276
	2,042	Biogen Idec, Inc. (a)	91
	4,200	Charles River Laboratories International, Inc. (a)	194
	2,515	Genzyme Corp. (a)	178
	4,481	Invitrogen Corp. (a)	309
			1,048
Capital Markets — 4.0%
	3,800	A.G. Edwards, Inc.	181
	1,211	Bank of New York Co., Inc. (The)	39
	1,900	Eaton Vance Corp.	55
	5,785	Federated Investors, Inc., Class B	223
	1,900	Goldman Sachs Group, Inc.	268
	3,800	Jefferies Group, Inc.	207
	6	Mellon Financial Corp.	—	(h)
	1,600	Raymond James Financial, Inc.	68
	700	SEI Investments Co.	29
	500	T. Rowe Price Group, Inc.	38
	13,788	Waddell & Reed Financial, Inc.	307
			1,415
Chemicals — 2.9%
	2,500	Airgas, Inc.	97
	900	Cytec Industries, Inc.	45
	5,900	Dow Chemical Co. (The)	250
	3,100	Eastman Chemical Co.	149
	100	FMC Corp. (a)	6
	1,200	Hercules, Inc. (a)	14
	1,300	Lubrizol Corp.	59
	300	Lyondell Chemical Co.	7
	5,200	Olin Corp.	107
	1,416	PPG Industries, Inc.	84
	2,500	Rohm & Haas Co.	127
	2,700	Valspar Corp.	74
			1,019
Commercial Banks — 0.8%
	400	BB&T Corp.	16
	300	Comerica, Inc.	17
	629	Greater Bay Bancorp	16
	2,002	Huntington Bancshares, Inc.	47

	1,000	Keycorp	35
	400	M&T Bank Corp.	43
	800	SunTrust Banks, Inc.	57
	1,705	Synovus Financial Corp.	47
			278
Commercial Services & Supplies — 2.1%
	800	Apollo Group, Inc., Class A (a)	45
	2,400	Brink’s Co. (The)	128
	2,000	Career Education Corp. (a)	65
	17,950	Cendant Corp.	300
	800	Corinthian Colleges, Inc. (a)	10
	5,806	Deluxe Corp.	155
	100	Education Management Corp. (a)	3
	655	Monster Worldwide, Inc. (a)	28
			734
Communications Equipment — 2.1%
	3,771	Adtran, Inc.	111
	5,585	Avaya, Inc. (a)	59
	1,850	Avocent Corp. (a)	62
	4,200	Cisco Systems, Inc. (a)	78
	1,000	CommScope, Inc. (a)	22
	200	Harris Corp.	9
	4,152	Motorola, Inc.	94
	7,244	Polycom, Inc. (a)	140
	1,600	QUALCOMM, Inc.	77
	12,004	Utstarcom, Inc. (a)	84
			736
Computers & Peripherals — 3.2%
	580	Apple Computer, Inc. (a)	44
	1,751	Dell, Inc. (a)	51
	3,694	International Business Machines Corp.	300
	4,495	Lexmark International, Inc., Class A (a)	218
	5,500	NCR Corp. (a)	204
	7,685	QLogic Corp. (a)	305
	200	Western Digital Corp. (a)	5
			1,127
Construction & Engineering — 0.4%
	1,300	Fluor Corp.	115
	500	Granite Construction, Inc.	20
			135
Construction Materials — 0.1%
	400	Martin Marietta Materials, Inc.	34
Consumer Finance — 0.4%
	400	American Express Co.	21
	3,911	AmeriCredit Corp. (a)	112
			133
Containers & Packaging — 0.2%
	200	Ball Corp.	8
	1,200	Temple-Inland, Inc.	56
			64
Distributors — 0.8%
	7,029	Genuine Parts Co.	299
Diversified Financial Services — 0.2%
	400	CIT Group, Inc.	21
	900	Principal Financial Group	43
			64
Diversified Telecommunication Services — 1.3%
	1,200	Alltel Corp.	72
	1,382	AT&T, Inc.	36
	8,887	CenturyTel, Inc.	296
	1,882	Verizon Communications, Inc.	59
			463
Electric Utilities — 1.4%
	200	Entergy Corp.	14
	3,800	FirstEnergy Corp.	190
	1,500	FPL Group, Inc.	63
	1,750	NSTAR	50
	5,800	Pepco Holdings, Inc.	133
	300	Pinnacle West Capital Corp.	13
	200	PNM Resources, Inc.	5
	1,600	Westar Energy, Inc.	33
			501
Electrical Equipment — 0.5%
	2,300	Emerson Electric Co.	178

Electronic Equipment & Instruments — 2.2%
3,441	Agilent Technologies, Inc. (a)	117
6,300	Arrow Electronics, Inc. (a)	216
20	Molex, Inc.	1
1,120	National Instruments Corp.	37
2,161	Plexus Corp. (a)	61
2,998	Tech Data Corp. (a)	124
4,564	Tektronix, Inc.	135
4,700	Vishay Intertechnology, Inc. (a)	74
		765
Energy Equipment & Services — 2.5%
1,678	Baker Hughes, Inc.	130
800	BJ Services Co.	32
2,700	Cooper Cameron Corp. (a)	131
700	FMC Technologies, Inc. (a)	36
600	Halliburton Co.	48
984	Helmerich & Payne, Inc.	77
4,080	Patterson-UTI Energy, Inc.	153
3,600	Pride International, Inc. (a)	127
800	Rowan Cos., Inc.	36
2,100	Tidewater, Inc.	123
		893
Food & Staples Retailing — 1.0%
12	Albertson’s, Inc.	—	(h)
300	CVS Corp.	8
300	Ruddick Corp.	7
12,398	Safeway, Inc.	291
800	Wal-Mart Stores, Inc.	37
		343
Food Products — 0.9%
1,300	Archer-Daniels-Midland Co.	41
3,700	Dean Foods Co. (a)	140
2,300	Hormel Foods Corp.	77
1,510	McCormick & Co., Inc. (Non-Voting)	46
		304
Gas Utilities — 0.1%
800	AGL Resources, Inc.	29
Health Care Equipment & Supplies — 3.4%
1,907	Bausch & Lomb, Inc.	129
5,034	Beckman Coulter, Inc.	300
3,900	Becton, Dickinson & Co.	253
500	C.R. Bard, Inc.	32
474	Dentsply International, Inc.	25
5,192	Hospira, Inc. (a)	232
700	Millipore Corp. (a)	48
499	PerkinElmer, Inc.	11
1,100	Steris Corp.	30
1,578	Varian, Inc. (a)	61
679	Waters Corp. (a)	28
800	Zimmer Holdings, Inc. (a)	55
		1,204
Health Care Providers & Services — 2.4%
2,150	Coventry Health Care, Inc. (a)	128
3,300	HCA, Inc.	162
19	Health Management Associates, Inc., Class A	—	(h)
1,325	Humana, Inc. (a)	74
700	Laboratory Corp. of America Holdings (a)	41
600	LifePoint Hospitals, Inc. (a)	19
4,492	Lincare Holdings, Inc. (a)	190
1,900	Triad Hospitals, Inc. (a)	78
2,900	Universal Health Services, Inc., Class B	138
300	WellPoint, Inc. (a)	23
		853
Hotels, Restaurants & Leisure — 2.0%
3,897	Applebees International, Inc.	94
2,500	Boyd Gaming Corp.	113
1,800	Brinker International, Inc.	73
315	Harrah’s Entertainment, Inc.	23
500	International Game Technology	18
100	International Speedway Corp., Class A	5
8,600	McDonald’s Corp.	301
400	Starwood Hotels & Resorts Worldwide, Inc.	24
1,300	Yum! Brands, Inc.	64
		715

Household Durables — 2.9%
	200	Centex Corp.	14
	453	D.R. Horton, Inc.	17
	3,700	Furniture Brands International, Inc.	89
	5,700	Hovnanian Enterprises, Inc., Class A (a)	276
	4,800	Newell Rubbermaid, Inc.	114
	4,074	Ryland Group, Inc.	295
	4,100	Toll Brothers, Inc. (a)	139
	1,200	Whirlpool Corp.	97
			1,041
Household Products — 0.9%
	100	Church & Dwight Co., Inc.	4
	5,400	Colgate-Palmolive Co.	296
	100	Energizer Holdings, Inc. (a)	6
			306
Industrial Conglomerates — 0.4%
	2,100	Teleflex, Inc.	132
Insurance — 3.4%
	3,500	Aflac, Inc.	164
	400	Chubb Corp.	38
	500	First American Corp.	24
	1,400	Genworth Financial, Inc., Class A	46
	5,700	HCC Insurance Holdings, Inc.	177
	2,800	Marsh & McLennan Cos., Inc.	85
	1,600	Mercury General Corp.	90
	1,697	Old Republic International Corp.	36
	100	Progressive Corp. (The)	11
	2,700	Protective Life Corp.	121
	500	Prudential Financial, Inc.	38
	1,500	Torchmark Corp.	84
	5,785	W.R. Berkley Corp.	286
			1,200
Internet Software & Services — 1.1%
	13,200	McAfee, Inc. (a)	306
	2,571	Yahoo!, Inc. (a)	88
			394
IT Services — 2.1%
	4,800	Acxiom Corp.	113
	1,800	Affiliated Computer Services, Inc., Class A (a)	113
	900	BISYS Group, Inc. (The) (a)	13
	1,934	CheckFree Corp. (a)	100
	1,600	Computer Sciences Corp. (a)	81
	2,024	CSG Systems International, Inc. (a)	46
	4,162	Electronic Data Systems Corp.	105
	11,600	MPS Group, Inc. (a)	165
	3	Unisys Corp. (a)	—	(h)
			736
Leisure Equipment & Products — 0.1%
	800	Brunswick Corp. (a)	30
	100	Mattel, Inc.	2
			32
Machinery — 2.5%
	400	Crane Co.	15
	1,000	Cummins, Inc.	97
	4,200	Deere & Co.	301
	400	Dover Corp.	18
	3,600	Eaton Corp.	238
	1,600	Harsco Corp.	127
	100	Illinois Tool Works, Inc.	9
	1,900	Navistar International Corp. (a)	52
	806	Nordson Corp.	37
			894
Marine — 0.1%
	538	Alexander & Baldwin, Inc.	28
Media — 4.0%
	10,970	Catalina Marketing Corp.	245
	12,500	CBS Corp., Class B	327
	700	Comcast Corp., Class A (a)	20
	2,600	Gannett Co., Inc.	161
	400	Harte-Hanks, Inc.	11
	5,749	McGraw-Hill Cos., Inc. (The)	293
	10,315	Scholastic Corp. (a)	310
	750	Viacom Inc	31
	200	Westwood One, Inc.	3
			1,401

Metals & Mining — 1.2%
	2,154	Freeport-McMoRan Copper & Gold, Inc., Class B	139
	100	Newmont Mining Corp.	6
	900	Nucor Corp.	76
	400	Phelps Dodge Corp.	64
	2,800	Steel Dynamics, Inc.	130
			415
Multi-Utilities — 0.9%
	1,300	AES Corp. (The) (a)	22
	200	CenterPoint Energy, Inc.	2
	2,900	Dominion Resources, Inc.	219
	100	MDU Resources Group, Inc.	4
	1,470	Sempra Energy	71
			318
Multiline Retail — 2.8%
	11,857	Dillards, Inc., Class A	307
	5,100	Dollar General Corp.	86
	12,791	Dollar Tree Stores, Inc. (a)	317
	4,600	J.C. Penney Co., Inc.	257
	200	Target Corp.	11
			978
Office Electronics — 0.3%
	7,100	Xerox Corp. (a)	102
Oil, Gas & Consumable Fuels — 2.9%
	200	Amerada Hess Corp.	31
	200	Anadarko Petroleum Corp.	22
	1,700	Apache Corp.	128
	200	Chevron Corp.	12
	1,500	ConocoPhillips	97
	400	Devon Energy Corp.	27
	1,500	Exxon Mobil Corp.	94
	1,000	Forest Oil Corp. (a)	52
	1,000	Kerr-McGee Corp.	110
	600	Newfield Exploration Co. (a)	31
	900	Noble Energy, Inc.	42
	12	Occidental Petroleum Corp.	1
	1,300	Pioneer Natural Resources Co.	69
	400	Pogo Producing Co.	24
	1,382	Sunoco, Inc.	132
	760	Valero Energy Corp.	47
	2,900	Williams Cos., Inc.	69
	402	XTO Energy, Inc.	20
			1,008
Paper & Forest Products — 1.1%
	2,650	Bowater, Inc.	73
	9,113	International Paper Co.	297
	1,016	Louisiana-Pacific Corp.	30
			400
Personal Products — 0.4%
	3,400	Alberto-Culver Co.	151
Pharmaceuticals — 3.3%
	3,400	Abbott Laboratories	147
	2,647	Barr Pharmaceuticals, Inc. (a)	173
	2,620	Johnson & Johnson	151
	16,301	King Pharmaceuticals, Inc. (a)	306
	4,900	Merck & Co., Inc.	169
	1,100	Pfizer, Inc.	28
	5,503	Watson Pharmaceuticals, Inc. (a)	182
			1,156
Real Estate — 0.2%
	1,100	Plum Creek Timber Co., Inc. REIT	41
	600	Public Storage, Inc. REIT	43
			84
Road & Rail — 0.4%
	400	CSX Corp.	21
	1,300	J.B.Hunt Transport Services, Inc.	31
	300	Norfolk Southern Corp.	15
	3,662	Swift Transportation Co., Inc. (a)	87
			154
Semiconductors & Semiconductor Equipment — 4.8%
	7,086	Advanced Micro Devices, Inc. (a)	297
	1,632	Altera Corp. (a)	31
	1,500	Cypress Semiconductor Corp. (a)	25
	11,800	Freescale Semiconductor, Inc., Class B (a)	298
	3,464	Intel Corp.	74
	4,222	Lam Research Corp. (a)	196

	300	MEMC Electronic Materials, Inc. (a)	9
	19,134	Micron Technology, Inc. (a)	281
	5,000	National Semiconductor Corp.	141
	457	Novellus Systems, Inc. (a)	13
	3,071	Teradyne, Inc. (a)	53
	10,000	Texas Instruments, Inc.	292
			1,710
Software — 3.4%
	3,600	Adobe Systems, Inc.	143
	1,900	Autodesk, Inc.	77
	3,327	Citrix Systems, Inc. (a)	103
	2,500	Computer Associates International, Inc.	68
	8,300	Compuware Corp. (a)	68
	1,900	Fair Isaac Corp.	84
	6,579	Jack Henry & Associates, Inc.	135
	3,108	Microsoft Corp.	88
	15,000	Novell, Inc. (a)	146
	2,200	Reynolds & Reynolds Co. (The)	62
	3,751	Symantec Corp. (a)	69
	5,497	Synopsys, Inc. (a)	122
	1,800	Wind River Systems, Inc. (a)	24
			1,189
Specialty Retail — 7.5%
	400	Advance Auto Parts, Inc. (a)	17
	712	Aeropostale, Inc. (a)	22
	3,630	American Eagle Outfitters, Inc.	98
	8,900	AnnTaylor Stores Corp. (a)	297
	5,810	Autonation, Inc. (a)	129
	2,384	AutoZone, Inc. (a)	233
	7,200	Barnes & Noble, Inc.	305
	102	Bed Bath & Beyond, Inc. (a)	4
	6,100	Best Buy Co., Inc.	309
	2,700	Chico’s FAS, Inc. (a)	118
	100	Foot Locker, Inc.	2
	800	Home Depot, Inc.	32
	1,600	Lowe’s Cos., Inc.	102
	900	OfficeMax, Inc.	26
	11,300	Payless Shoesource, Inc. (a)	275
	600	Rent-A-Center, Inc. (a)	12
	10,174	Ross Stores, Inc.	290
	3,669	Staples, Inc.	87
	11,500	TJX Cos., Inc.	294
			2,652
Textiles, Apparel & Luxury Goods — 0.0% (g)
	100	V.F. Corp.	6
Thrifts & Mortgage Finance — 1.2%
	2,500	Freddie Mac	170
	1,100	Golden West Financial Corp.	78
	1,000	MGIC Investment Corp.	66
	100	PMI Group, Inc. (The)	4
	2,000	Radian Group, Inc.	114
			432
Trading Companies & Distributors — 0.8%
	6,600	MSC Industrial Direct Co.	297
Wireless Telecommunication Services — 0.1%
	1,000	Telephone & Data Systems, Inc.	36
		Total Common Stocks (Cost $30,940)	31,777
Short Term Investment — 3.5%
Investment Company — 3.5%
	$1,245	JPMorgan Prime Money Market Fund (b) (Cost $1,245)	1,245

Total Investments — 93.5% (cost $32,185)			$33,022
Other Assets in Excess of Liabilities — 6.5%			2,284
Net Assets — 100.0%			$35,306

Shares
Short Positions — 89.7%
Common Stocks — 89.7%
Aerospace & Defense — 0.7%
	400	Boeing Co.	27
	1,500	Goodrich Corp.	59
	941	Honeywell International, Inc.	36

	400	L-3 Communications Holdings, Inc.	33
	1,700	United Technologies Corp.	99
			254
Air Freight & Logistics — 1.1%
	4,125	Expeditors International of Washington, Inc.	304
	724	FedEx Corp.	73
			377
Airlines — 0.3%
	4,147	Airtran Holdings, Inc. (a)	70
	1,900	JetBlue Airways Corp. (a)	25
			95
Auto Components — 1.2%
	3,200	Gentex Corp.	54
	2,401	Johnson Controls, Inc.	166
	7,734	Lear Corp.	196
			416
Automobiles — 0.6%
	2,400	Harley-Davidson, Inc.	128
	1,800	Thor Industries, Inc.	77
			205
Biotechnology — 2.6%
	6,300	Affymetrix, Inc. (a)	240
	1,597	Gilead Sciences, Inc. (a)	97
	8,574	MedImmune, Inc. (a)	293
	7,674	Vertex Pharmaceuticals, Inc. (a)	274
			904
Capital Markets — 3.6%
	2,451	Bear Stearns Cos., Inc. (The)	310
	7,213	Charles Schwab Corp. (The)	107
	100	Franklin Resources, Inc.	10
	600	Investors Financial Services Corp.	28
	2,300	Lehman Brothers Holdings, Inc.	323
	1,900	Merrill Lynch & Co., Inc.	142
	5,141	Morgan Stanley	316
	848	State Street Corp.	51
			1,287
Chemicals — 3.3%
	4,585	Ashland, Inc.	302
	1,300	Cabot Corp.	51
	16,900	Chempura Corp.	212
	7,600	El Du Pont de Nemours & Co.	298
	4,868	Engelhard Corp.	196
	5,200	RPM International, Inc.	98
	300	Sigma-Aldrich Corp.	20
			1,177
Commercial Banks — 0.5%
	300	Commerce Bancorp, Inc.	10
	687	First Horizon National Corp.	26
	200	FirstMerit Corp.	5
	3,400	North Fork Bancorp, Inc.	87
	800	Wells Fargo & Co.	50
			178
Commercial Services & Supplies — 3.7%
	300	Banta Corp.	15
	1,557	Cintas Corp.	66
	6,500	DeVry, Inc. (a)	150
	600	Dun & Bradstreet Corp. (a)	43
	11,407	H&R Block, Inc.	279
	1,300	HNI Corp.	75
	2,750	Laureate Education, Inc. (a)	143
	900	Navigant Consulting, Inc. (a)	21
	1,200	Pitney Bowes, Inc.	51
	1,800	Robert Half International, Inc.	66
	16,900	Sotheby’s Holdings, Inc., Class A (a)	336
	1,002	Stericycle, Inc. (a)	60
			1,305
Communications Equipment — 2.0%
	1,215	ADC Telecommunications, Inc. (a)	31
	700	Andrew Corp. (a)	9
	5,151	Comverse Technology, Inc. (a)	141
	300	F5 Networks, Inc. (a)	19
	3,100	Plantronics, Inc.	108
	14,919	Powerwave Technologies, Inc. (a)	218
	3,900	Scientific-Atlanta, Inc.	167
	2,000	Tellabs, Inc. (a)	26
			719

Computers & Peripherals — 1.6%
6,522	Diebold, Inc.	255
7,046	Network Appliance, Inc. (a)	220
1,100	SanDisk Corp. (a)	74
		549
Construction Materials — 0.1%
300	Vulcan Materials Co.	22
Consumer Finance — 0.2%
400	Capital One Financial Corp.	33
500	SLM Corp.	28
		61
Diversified Financial Services — 1.6%
4,391	Ameriprise Financial, Inc.	179
1,072	Citigroup, Inc.	50
5,700	Leucadia National Corp.	299
800	Moody’s Corp.	50
		578
Diversified Telecommunication Services — 0.6%
8,880	Qwest Communications International, Inc. (a)	53
7,111	Sprint Nextel Corp.	163
		216
Electric Utilities — 2.3%
5,154	Black Hills Corp.	183
1,800	Consolidated Edison, Inc.	85
2,800	DPL, Inc.	72
200	DTE Energy Co.	8
2,900	Duquesne Light Holdings, Inc.	52
4,074	Exelon Corp.	234
2,000	Southern Co. (The)	70
1,600	WPS Resources Corp.	90
		794
Electrical Equipment — 1.1%
3,443	American Power Conversion Corp.	81
1,600	Ametek, Inc.	66
3,900	Rockwell Automation, Inc.	258
		405
Electronic Equipment & Instruments — 1.2%
8,400	Avnet, Inc. (a)	205
1,650	Ingram Micro, Inc., Class A (a)	32
3,800	Jabil Circuit, Inc. (a)	154
1,763	Symbol Technologies, Inc.	22
		413
Energy Equipment & Services — 1.9%
10	ENSCO International, Inc.	1
1,200	Grant Prideco, Inc. (a)	60
3,508	National Oilwell Varco, Inc. (a)	267
850	Schlumberger Ltd. (Netherlands)	108
545	Transocean, Inc. (a)	44
3,912	Weatherford International Ltd. (a)	175
		655
Food & Staples Retailing — 2.1%
15,589	Kroger Co. (The) (a)	287
5,100	Suervalu, Inc.	163
4,016	Walgreen Co.	173
1,651	Whole Foods Market, Inc.	122
		745
Food Products — 1.8%
479	Campbell Soup Co.	14
1,894	ConAgra Foods, Inc.	39
5,818	Hershey Foods Corp.	298
400	Lancaster Colony Corp.	17
3,607	Smithfield Foods, Inc. (a)	97
2,513	WM Wrigley Jr. Co.	161
		626
Gas Utilities — 0.9%
4,500	KeySpan Corp.	162
3,200	Nicor, Inc.	131
200	NiSource, Inc.	4
1,000	WGL Holdings, Inc.	31
		328
Health Care Equipment & Supplies — 4.3%
5,000	Advanced Medical Optics, Inc. (a)	223
8,107	Biomet, Inc.	306
11,900	Boston Scientific Corp. (a)	260
400	Intuitive Surgical, Inc. (a)	55
1,575	Medtronic, Inc.	89

	4,592	Patterson Cos., Inc. (a)	159
	4,513	St. Jude Medical, Inc. (a)	222
	6,110	Thermo Electron Corp. (a)	205
			1,519
Health Care Providers & Services — 3.0%
	1,300	Aetna, Inc.	126
	400	Caremark Rx, Inc. (a)	20
	2,348	Cigna Corp.	286
	2,700	Community Health Systems, Inc. (a)	98
	2,100	Covance, Inc. (a)	119
	100	Express Scripts, Inc. (a)	9
	3,000	McKesson Corp.	159
	34,369	Tenet Healthcare Corp. (a)	250
			1,067
Hotels, Restaurants & Leisure — 2.6%
	4,002	CBRL Group, Inc.	176
	2,500	Cheesecake Factory, Inc. (The) (a)	92
	5,700	Darden Restaurants, Inc.	232
	2,800	GTECH Holdings Corp.	94
	3,700	Marriott International, Inc., Class A	246
	200	Starbucks Corp. (a)	6
	1,220	Wendy’s International, Inc.	72
			918
Household Durables — 3.4%
	4,000	Beazer Homes USA, Inc.	291
	1,477	Fortune Brands, Inc.	111
	400	Harman International Industries, Inc.	44
	4,000	KB Home	305
	4,900	Lennar Corp., Class A	306
	500	Pulte Homes, Inc.	20
	2,000	Stanley Works (The)	98
	700	Tupperware Corp.	16
			1,191
Household Products — 0.8%
	4,300	Clorox Co.	257
	400	Procter & Gamble Co.	24
			281
Insurance — 3.4%
	3,226	Allstate Corp. (The)	168
	1,000	American International Group, Inc.	65
	2,548	AmerUs Group Co.	156
	1,046	AON Corp.	36
	5,489	Brown & Brown, Inc.	158
	2,100	Hanover Insurance Group, Inc. (The)	102
	5,103	Jefferson-Pilot Corp.	298
	1,400	Loews Corp.	138
	1,000	MBIA, Inc.	62
	200	St. Paul Travelers Cos., Inc. (The)	9
	400	UnumProvident Corp.	8
			1,200
Internet & Catalog Retail — 0.4%
	3,400	eBay, Inc. (a)	147
IT Services — 3.7%
	5,392	Anteon International Corp. (a)	297
	1,400	Automatic Data Processing, Inc.	62
	3,700	Ceridian Corp. (a)	91
	2,300	Certegy, Inc.	100
	1,600	Cognizant Technology Solutions Corp., Class A (a)	84
	5,400	DST Systems, Inc. (a)	306
	7,000	Gartner, Inc., Class A (a)	96
	500	MoneyGram International, Inc.	13
	6,977	Paychex, Inc.	254
	500	SRA International, Inc., Class A (a)	16
			1,319
Machinery — 1.3%
	5,200	AGCO Corp. (a)	94
	100	Flowserve Corp. (a)	4
	1,087	Joy Global, Inc.	59
	600	Kennametal, Inc.	35
	9,199	Pall Corp.	265
			457
Media — 4.0%
	3,802	Dow Jones & Co., Inc.	145
	3,000	E.W. Scripps Co., Class A	145
	31,553	Interpublic Group of Cos., Inc. (a)	319
	400	Knight Ridder, Inc.	25

	2,800	Meredith Corp.	153
	7,400	New York Times Co., Class A	209
	2,500	News Corp., Class A	39
	20,200	Reader’s Digest Association, Inc. (The) (Non-Voting)	321
	1,500	Tribune Co.	44
			1,400
Metals & Mining — 0.8%
	4,200	Allegheny Technologies, Inc.	218
	800	Arch Coal, Inc.	69
			287
Multi-Utilities — 0.0% (g)
	83	Questar Corp.	7
Multiline Retail — 3.9%
	24,903	Big Lots, Inc. (a)	333
	4,123	Kohl’s Corp. (a)	183
	7,600	Nordstrom, Inc.	317
	8,500	Saks, Inc. (a)	164
	3,221	Sears Holdings Corp. (a)	391
			1,388
Oil, Gas & Consumable Fuels — 2.2%
	1,700	Burlington Resources, Inc.	155
	1,900	Denbury Resources, Inc. (a)	57
	71	EOG Resources, Inc.	6
	1,900	Marathon Oil Corp.	146
	392	Murphy Oil Corp.	22
	4,500	Plains Exploration & Production Co. (a)	202
	3,000	Quicksilver Resources, Inc. (a)	151
	1,000	Southwestern Energy Co. (a)	43
			782
Paper & Forest Products — 1.0%
	9,500	MeadWestvaco Corp.	254
	1,900	Potlatch Corp.	97
			351
Personal Products — 0.3%
	2,400	Avon Products, Inc.	68
	899	Estee Lauder Cos., Inc. (The), Class A	33
			101
Pharmaceuticals — 3.5%
	1,300	Allergan, Inc.	151
	5,800	Eli Lilly & Co.	329
	900	Forest Laboratories, Inc. (a)	42
	5,038	Omnicare, Inc.	251
	5,900	Par Pharmaceutical Cos, Inc. (a)	195
	1,300	Perrigo Co.	20
	12,859	Schering-Plough Corp.	246
	200	Wyeth	9
			1,243
Real Estate — 0.1%
	900	Prologis REIT	46
Road & Rail — 0.1%
	832	YRC Worldwide, Inc.	41
Semiconductors & Semiconductor Equipment — 5.3%
	12,927	Applied Materials, Inc.	246
	2,624	Broadcom Corp., Class A (a)	179
	13,696	Integrated Device Technology, Inc. (a)	190
	4,500	International Rectifier Corp. (a)	164
	9,649	Intersil Corp., Class A	280
	483	KLA-Tencor Corp.	25
	7,810	Linear Technology Corp.	291
	4,243	LSI Logic Corp. (a)	39
	1,800	Microchip Technology, Inc.	67
	1,462	Nvidia Corp. (a)	66
	4,400	PMC-Sierra, Inc. (a)	42
	1,626	Silicon Laboratories, Inc. (a)	80
	6,579	Xilinx, Inc.	185
			1,854
Software — 3.4%
	20,567	Activision, Inc. (a)	295
	10,077	BMC Software, Inc. (a)	223
	4,178	Electronic Arts, Inc. (a)	228
	5,855	Intuit, Inc. (a)	307
	16,979	Parametric Technology Corp. (a)	106
	1,100	Transaction Systems Architechs, Inc. (a)	36
			1,195

Specialty Retail — 4.8%
14,500	Borders Group, Inc.	357
8,700	CarMax, Inc. (a)	260
9,800	Circuit City Stores, Inc.	247
16,834	Gap, Inc. (The)	304
13,900	Limited Brands, Inc.	329
200	Pacific Sunwear of California, Inc. (a)	5
1,200	Sherwin-Williams Co. (The)	63
1,900	Tiffany & Co.	72
2,700	Urban Outfitters, Inc. (a)	74
		1,711
Textiles, Apparel & Luxury Goods — 0.2%
500	Polo Ralph Lauren Corp.	28
700	Timberland Co., Class A (a)	25
		53
Thrifts & Mortgage Finance — 1.6%
1,900	Countrywide Financial Corp.	63
3,100	Fannie Mae	180
5,937	Independence Community Bank Corp.	237
800	New York Community Bancorp, Inc.	14
1,200	Washington Mutual, Inc.	51
400	Webster Financial Corp.	19
		564
Tobacco — 0.3%
910	Altria Group, Inc.	66
518	Reynolds American, Inc.	52
		118
Trading Companies & Distributors — 0.3%
2,746	Fastenal Co.	105
	Total Short Positions (Cost $30,819)	31,654

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g) Amount rounds to less than 0.1%.

(h) Amount rounds to less than one thousand.

(j) Securities are pledged with a broker as collateral for short sales.

REIT Real Estate Investment Trust

As of January 31, 2006 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,417
Aggregate gross unrealized depreciation	(580)
Net unrealized appreciation/depreciation	$837

Federal income tax cost of investments	$32,185

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 99.2%
Common Stocks — 99.2%
Aerospace & Defense — 3.0%
	40	Boeing Co.	$2,725
	3	General Dynamics Corp.	291
	9	Honeywell International, Inc.	346
	35	Lockheed Martin Corp.	2,341
	55	Northrop Grumman Corp.	3,442
	43	Raytheon Co.	1,769
	32	United Technologies Corp.	1,888
			12,802
Air Freight & Logistics — 0.3%
	15	FedEx Corp.	1,548
Auto Components — 0.9%
	45	Johnson Controls, Inc.	3,116
	27	Lear Corp.	689
			3,805
Automobiles — 0.1%
	13	General Motors Corp.	315
Beverages — 2.4%
	156	Coca-Cola Co. (The)	6,451
	64	Coca-Cola Enterprises, Inc.	1,255
	46	PepsiCo, Inc.	2,617
			10,323
Biotechnology — 1.4%
	49	Amgen, Inc. (a)	3,557
	14	Biogen Idec, Inc. (a)	635
	10	Charles River Laboratories International, Inc. (a)	452
	20	Gilead Sciences, Inc. (a)	1,236
			5,880
Capital Markets — 4.2%
	56	E*Trade Financial Corp. (a)	1,323
	47	Goldman Sachs Group, Inc.	6,582
	56	Mellon Financial Corp.	1,975
	51	Merrill Lynch & Co., Inc.	3,844
	27	Morgan Stanley	1,628
	44	State Street Corp.	2,636
			17,988
Chemicals — 1.8%
	28	Air Products & Chemicals, Inc.	1,703
	13	Dow Chemical Co. (The)	558
	56	Nalco Holding Co. (a)	1,029
	17	PPG Industries, Inc.	1,029
	30	Praxair, Inc.	1,565
	34	Rohm & Haas Co.	1,746
			7,630
Commercial Banks — 5.5%
	229	Bank of America Corp.	10,124
	10	Compass Bancshares, Inc.	472
	47	North Fork Bancorp, Inc.	1,208
	212	U.S. Bancorp	6,334
	11	Wachovia Corp.	603
	81	Wells Fargo & Co.	5,045
			23,786
Communications Equipment — 4.1%
	262	Cisco Systems, Inc. (a)	4,865
	165	Corning, Inc. (a)	4,015
	46	Juniper Networks, Inc. (a)	825
	201	Motorola, Inc.	4,575
	68	QUALCOMM, Inc.	3,276
			17,556

Computers & Peripherals — 3.3%
	17	Apple Computer, Inc. (a)	1,246
	101	Dell, Inc. (a)	2,967
	88	EMC Corp. (a)	1,174
	56	Hewlett-Packard Co.	1,749
	78	International Business Machines Corp.	6,366
	20	NCR Corp. (a)	739
			14,241
Consumer Finance — 0.7%
	38	American Express Co.	1,967
	12	Capital One Financial Corp.	958
			2,925
Containers & Packaging — 0.1%
	12	Temple-Inland, Inc.	553
Diversified Financial Services — 3.3%
	10	Ameriprise Financial, Inc.	409
	26	CIT Group, Inc.	1,382
	268	Citigroup, Inc.	12,483
			14,274
Diversified Telecommunication Services — 3.1%
	230	AT&T, Inc.	5,980
	82	Sprint Nextel Corp.	1,887
	172	Verizon Communications, Inc.	5,458
			13,325
Electric Utilities — 2.2%
	30	American Electric Power Co., Inc.	1,112
	35	Edison International	1,525
	10	Entergy Corp.	688
	15	FirstEnergy Corp.	762
	19	FPL Group, Inc.	773
	24	Northeast Utilities	477
	19	PG&E Corp.	722
	36	Pinnacle West Capital Corp.	1,517
	27	PPL Corp.	814
	58	Xcel Energy, Inc.	1,129
			9,519
Energy Equipment & Services — 1.5%
	13	Baker Hughes, Inc.	1,015
	20	Cooper Cameron Corp. (a)	948
	6	GlobalSantaFe Corp. (Cayman Islands)	391
	25	Halliburton Co.	1,965
	35	Rowan Cos., Inc.	1,587
	5	Schlumberger Ltd. (Netherlands)	637
	2	Transocean, Inc. (a)	154
			6,697
Food & Staples Retailing — 1.0%
	7	Costco Wholesale Corp.	349
	13	CVS Corp.	364
	28	Sysco Corp.	868
	59	Wal-Mart Stores, Inc.	2,734
			4,315
Food Products — 0.3%
	18	HJ Heinz Co.	624
	22	Kraft Foods, Inc.	654
			1,278
Health Care Equipment & Supplies — 2.3%
	12	Bausch & Lomb, Inc.	797
	79	Baxter International, Inc.	2,911
	16	Becton, Dickinson & Co.	1,030
	6	Biomet, Inc.	212
	11	Boston Scientific Corp. (a)	241
	51	Medtronic, Inc.	2,869
	13	St. Jude Medical, Inc. (a)	653
	18	Zimmer Holdings, Inc. (a)	1,248
			9,961

Health Care Providers & Services — 3.1%
	20	Aetna, Inc.	1,960
	3	Cardinal Health, Inc.	216
	10	Cigna Corp.	1,192
	29	HCA, Inc.	1,399
	3	McKesson Corp.	175
	57	UnitedHealth Group, Inc.	3,395
	65	WellPoint, Inc. (a)	4,953
			13,290
Hotels, Restaurants & Leisure — 1.1%
	31	Carnival Corp.	1,589
	29	Hilton Hotels Corp.	718
	50	McDonald’s Corp.	1,733
	4	Starwood Hotels & Resorts Worldwide, Inc.	249
	11	Yum! Brands, Inc.	530
			4,819
Household Durables — 0.8%
	18	Centex Corp.	1,292
	4	D.R. Horton, Inc.	153
	4	Fortune Brands, Inc.	281
	25	Lennar Corp., Class A	1,552
	9	Pulte Homes, Inc.	367
			3,645
Household Products — 2.5%
	28	Kimberly-Clark Corp.	1,617
	155	Procter & Gamble Co.	9,152
			10,769

Industrial Conglomerates — 4.0%
	2	3M Co.	160
	410	General Electric Co.	13,428
	142	Tyco International Ltd. (Bermuda)	3,696
			17,284
Insurance — 4.6%
	19	Aflac, Inc.	878
	46	Allstate Corp. (The)	2,368
	25	AMBAC Financial Group, Inc.	1,943
	35	American International Group, Inc.	2,304
	34	Assurant, Inc.	1,557
	20	Genworth Financial, Inc., Class A	658
	35	Hartford Financial Services Group, Inc.	2,911
	29	Lincoln National Corp.	1,581
	22	MBIA, Inc.	1,356
	44	Metlife, Inc.	2,212
	2	Progressive Corp. (The)	210
	9	Protective Life Corp.	382
	24	St. Paul Travelers Cos., Inc. (The)	1,074
	6	Torchmark Corp.	324
			19,758
Internet & Catalog Retail — 0.7%
	74	eBay, Inc. (a)	3,189
IT Services — 0.2%
	15	Affiliated Computer Services, Inc., Class A (a)	933
	4	Computer Sciences Corp. (a)	187
			1,120
Leisure Equipment & Products — 0.2%
	9	Hasbro, Inc.	193
	30	Mattel, Inc.	501
			694

Machinery — 1.6%
	16	Danaher Corp.	889
	24	Deere & Co.	1,694
	21	Eaton Corp.	1,384
	9	Illinois Tool Works, Inc.	792
	44	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	1,736
	5	SPX Corp.	248
			6,743
Media — 3.9%
	88	CBS Corp., Class B	2,299
	21	EchoStar Communications Corp., Class A (a)	569
	70	Gannett Co., Inc.	4,354
	247	News Corp., Class A	3,891
	78	Time Warner, Inc.	1,372
	88	Viacom Inc., Class B (a)	3,650
	31	Walt Disney Co.	792
			16,927
Metals & Mining — 1.0%
	69	Alcoa, Inc.	2,187
	34	United States Steel Corp.	2,037
			4,224
Multi-Utilities — 1.3%
	12	AES Corp. (The) (a)	206
	36	CMS Energy Corp. (a)	521
	21	Constellation Energy Group, Inc.	1,195
	34	Dominion Resources, Inc.	2,583
	40	Duke Energy Corp.	1,134
			5,639
Multiline Retail — 1.8%
	61	Dollar General Corp.	1,026
	8	Federated Department Stores, Inc.	506
	25	J.C. Penney Co., Inc.	1,373
	49	Kohl’s Corp. (a)	2,181
	50	Target Corp.	2,718
			7,804
Oil, Gas & Consumable Fuels — 8.4%
	19	Anadarko Petroleum Corp.	2,016
	22	Apache Corp.	1,624
	19	Burlington Resources, Inc.	1,688
	92	Chevron Corp.	5,484
	66	ConocoPhillips	4,292
	31	Devon Energy Corp.	2,108
	8	EOG Resources, Inc.	693
	205	Exxon Mobil Corp.	12,853
	8	Kerr-McGee Corp.	839
	9	Marathon Oil Corp.	677
	37	Occidental Petroleum Corp.	3,566
	8	Valero Energy Corp.	499
			36,339
Paper & Forest Products — 0.1%
	15	International Paper Co.	493
Pharmaceuticals — 6.2%
	10	Abbott Laboratories	432
	7	Barr Pharmaceuticals, Inc. (a)	446
	36	Bristol-Myers Squibb Co.	823
	91	Eli Lilly & Co.	5,131
	94	Johnson & Johnson	5,432
	16	Merck & Co., Inc.	556
	246	Pfizer, Inc.	6,312
	26	Sepracor, Inc. (a)	1,457
	3	Watson Pharmaceuticals, Inc. (a)	89
	134	Wyeth	6,219
			26,897
Real Estate — 0.5%
	44	Host Marriott Corp. REIT	878
	16	Mack-Cali Realty Corp. REIT	715
	15	Prologis REIT	784
			2,377

Road & Rail — 1.7%
	47	CSX Corp.	2,501
	94	Norfolk Southern Corp.	4,685
			7,186
Semiconductors & Semiconductor Equipment — 3.1%
	63	Altera Corp. (a)	1,212
	31	Analog Devices, Inc.	1,248
	28	Applied Materials, Inc.	530
	16	Broadcom Corp., Class A (a)	1,105
	182	Intel Corp.	3,881
	8	Intersil Corp., Class A	218
	11	KLA-Tencor Corp.	566
	23	Linear Technology Corp.	852
	25	Maxim Integrated Products, Inc.	1,009
	29	Texas Instruments, Inc.	839
	66	Xilinx, Inc.	1,858
			13,318
Software — 3.5%
	3	Adobe Systems, Inc.	127
	4	Electronic Arts, Inc. (a)	191
	409	Microsoft Corp.	11,505
	242	Oracle Corp. (a)	3,042
	13	Symantec Corp. (a)	243
			15,108
Specialty Retail — 2.9%
	18	Abercrombie & Fitch Co.	1,190
	17	Bed Bath & Beyond, Inc. (a)	640
	13	Best Buy Co., Inc.	664
	120	Home Depot, Inc.	4,858
	62	Lowe’s Cos., Inc.	3,957
	52	Staples, Inc.	1,234
			12,543
Textiles, Apparel & Luxury Goods — 0.9%
	31	Coach, Inc. (a)	1,104
	22	Jones Apparel Group, Inc.	698
	24	Nike, Inc., Class B	1,967
			3,769
Thrifts & Mortgage Finance — 1.8%
	66	Countrywide Financial Corp.	2,197
	13	Fannie Mae	747
	114	Washington Mutual, Inc.	4,833
			7,777
Tobacco — 1.6%
	98	Altria Group, Inc.	7,088
Wireless Telecommunication Services — 0.2%
	29	American Tower Corp., Class A (a)	902
		Total Common Stocks (Cost $372,518)	428,423

	Number of Warrants
Warrant — 0.0% (g)
Communications Equipment — 0.0% (g)
	11	Lucent Technologies, Inc. (a) (Cost $0)	6
		Total Long-Term Investments (Cost $372,518)	428,429

	Shares
Short-Term Investment — 0.9%
Investment Company — 0.9%
	3,773	JPMorgan Prime Money Market Fund (b) (Cost $3,773)	3,773
Total Investments — 100.1% (Cost $376,291)			$432,202
Liabilities in Excess of Other Assets — (0.1)%			(460)
Net Assets — 100.0%			$431,742

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,828
Aggregate gross unrealized depreciation	(9,917)
Net unrealized appreciation/depreciation	$55,911

Federal income tax cost of investments	$376,291

Oct JPM Tax Aware Disciplined Equity Fund
Other Liabilities in Excess of Assets — (0.1)%	(460)	SubTotalLevel1
Net Assets — 100.0%	431,742	Equitabl|GRANDTOTAL

JPMorgan Tax Aware Enhanced Income Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

	Principal Amount	Security Description	Value
Long-Term Investments — 42.1%
Collateralized Mortgage Obligations — 5.4%
Agency CMO — 2.1%
	$2,818	Federal National Mortgage Association Grantor Trust Series 2002-36, Class FS, FRN, 5.03%, 06/25/32	$2,844
	479	Government National Mortgage Association Series 2000-38, Class F, FRN, 4.89%, 12/20/30	481
			3,325
Non-Agency CMO — 3.3%
	5,354	Indymac Index Mortgage Loan Trust Series 2004-AR7, Class A1, FRN, 4.97%, 09/25/34	5,383

		Total Collateralized Mortgage Obligations (Cost $8,651)	8,708
Corporate Bonds — 4.2%
Diversified Financial Services — 4.2%
		Counts Trust
	2,250	Series 2002-10, FRN, 5.12%, 08/15/07 (e)	2,265
	2,250	Series 2002-11, FRN, 5.17%, 08/15/07 (e)	2,264
		Sigma Finance Corp. (Cayman Islands)
	2,300	FRN, 3.87%, 09/15/08 (e)	2,300
		Total Corporate Bonds (Cost $6,800)	6,829
Municipal Bonds — 29.7%

Arizona — 1.7%
	2,650	Chandler Industrial Development Authority, Intel Corp. Project Rev., Adj., 4.38%, 12/01/10	2,707
Florida — 0.6%
	1,000	Highlands County Health Facilities Authority, Adventist Health Hospital Series I, Rev., Adj., 5.00%, 11/16/09	1,037
Kansas — 1.2%
	2,000	Wyandotte County, Kansas City Unified Government, Sales Tax, First Lien, Area B Series B, Rev., LOC: Citibank N.A., 3.75%, 12/01/12	2,004
Multiple States — 0.6%
	1,040	MBIA Capital Corp. Tax Exempt, Grantor Trust Series PL-10, Rev., Adj., MBIA, LIQ: Landesbank Hessen Theringen, 3.12%, 01/14/16	1,040
New Jersey — 4.1%
	6,580	New Jersey EDA, Cigarette Tax Rev., 5.00%, 06/15/07	6,684
North Carolina — 1.2%
	2,000	Fayetteville Public Works Commission Rev., FSA, 3.38%, 01/15/07	1,998
Pennsylvania — 1.0%
	1,500	Pennsylvania State Higher Educational Facilities Authority, University Health System Series A, Rev., 5.00%, 08/15/07	1,531
South Dakota — 1.6%
	2,500	South Dakota Housing Development Authority, Homeownership Mortgage Series I, Rev., AMT, 4.50%, 12/15/06	2,521
Texas — 3.3%
	1,250	Brazos River Harbor Navigation District, Dow Chemical Co. Project Series A-4, Rev., AMT, 5.20%, 05/15/08	1,284
	2,000	City of Lewisville, Combination Contract, Special Assessment Castle Hills No. 3 Project Rev., LOC: First American, 4.13%, 11/01/06 (p)	2,013
	2,000	City of San Antonio, Electricity & Gas, Junior Lien Rev., 3.55%, 12/01/07	2,002
			5,299
Virginia — 0.9%
	1,500	Louisa IDA, Electric & Power Co. Project Series A, Rev., 2.35%, 04/01/07	1,469
Wisconsin — 12.3%
		Wisconsin Health & Educational Facilities Authority, Ministry Healthcare, Inc.
	3,075	Rev., 3.40%, 05/15/07	3,036
	5,680	Series B, Rev., 3.50%, 05/15/07	5,609
		Wisconsin State Health & Educational Facilities
	5,000	Adj., 3.17%, 12/31/50	5,000
	6,250	Adj., 4.45%, 05/01/29	6,253
			19,898
Washington — 1.2%
	2,000	Washington Health Care Facilities Authority, Multicare Health Systems Rev., MBIA, 5.08%, 08/15/06	2,018

		Total Municipal Bonds (Cost $48,428)	48,206

	Shares
Preferred Stock — 2.8%
	5	Zurich RegCaPS Funding Trust IV 4.87%, 04/18/08 (e) (Cost $4,391)	4,526

		Total Long-Term Investments (Cost $68,270)	68,269
Short-Term Investments — 57.7%
Municipal Bonds — 52.8%

	Principal Amount
California — 1.6%
	$2,620	California Health Facilities Financing Authority Series 1173, Rev., FRDO, LIQ: Morgan Stanley Municipal Funding, 3.22%, 02/02/06	2,620
Colorado — 0.1%
	150	Colorado Housing & Facilities Authority, Multi-Family Series B1, Class 1, Rev., Adj., FRDO, 4.46%, 02/01/06	150
Kentucky — 8.5%
	9,600	City of Owensboro, Mercy Health System Series B, Rev., FRDO, MBIA, 3.15%, 02/22/06	9,600
	4,200	Kenton County Airport Board, Airis Cincinnati LLC Series A, Rev., FRDO, 3.14%, 02/02/06	4,200
			13,800
Maryland — 1.7%
	2,800	City of Baltimore, Various Construction Public Improvement Series A, GO, FRDO, FSA, 3.08%, 02/22/06	2,800
Michigan — 2.3%
	3,800	Detroit Building Authority, Parking & Arena System, ACES Series A, Rev., FRDO, MBIA, 3.15%, 02/22/06	3,800
Missouri — 5.4%
	8,750	St. Joseph IDA, ACES Series B, Rev., FRDO, AMBAC, 3.15%, 02/23/06	8,750
Montana — 4.9%
	7,900	Montana Higher Education Student Assistance Corp. Series A, Rev., AMT, FRDO, GTD STD LNS, 3.15%, 02/16/06	7,900
New Jersey — 1.4%
	2,350	New Jersey EDA, Economic Improvements Series 980, Rev., FRDO, LIQ: Morgan Stanley Municipal Funding, 3.42%, 02/02/06	2,350
New York — 6.2%
	10,000	New York City, IDA Series 921, Rev., FRDO, LIQ: Morgan Stanley Municipal Funding, 3.22%, 02/02/06	10,000
	1	New York State Environmental Facilities Corp., Clean Water & Drinking Series 731, Rev., FRDO, LIQ: Morgan Stanley Dean Witter, 3.04%, 02/02/06	1
			10,001
Pennsylvania — 7.7%
	7,750	Bucks County IDA, Grand View Hospital, ACES Series A, Rev., FRDO, AMBAC, 3.12%, 02/23/06	7,750
	4,700	Pennsylvania State Higher Educational Facilties Authority, University of Pittsburgh Medical Center, ACES Sub-Series C-2, Rev., FRDO, 3.20%, 02/10/06	4,700
			12,450
South Carolina — 6.2%
	10,000	South Carolina State Education Assistance Authority, Senior Lien Series A-1, Rev., FRDO, GTD STD LNS, 3.18%, 03/01/06	10,000
Tennessee — 4.9%
	3,550	Blount County Public Building Authority, Local Government Public Improvement, ACES Series C-1, Class A, Rev., FRDO, 3.25%, 02/23/06	3,550
	4,375	Knox County Health Educational & Housing Facilities Board, Catholic HealthCare Series C4, Rev., FRDO, AMBAC, 3.00%, 02/24/06	4,375
			7,925
Texas — 1.9%	3,000	Corpus Christi Industrial Development Corp., Dedietrich USA, Inc. Project Rev., FRDO, LOC: Societe Generale, 3.16%, 02/01/06	3,000

		Total Municipal Bonds (Cost $85,546)	85,546

	Shares
Investment Company — 4.9%
	8,019	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $8,019)	8,019

		Total Short-Term Investments (Cost $93,565)	93,565

Total Investments — 99.8% (Cost $161,835)			$161,834
Other Assets in Excess of Liabilities — 0.2%			276
Net Assets — 100.0%			$162,110

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities,

delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ACES	Auction Rate Securities
Adj.	Adjustable. The interest rate shown is the rate in effect at January 31, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CMO	Collateralized Mortgage Obligation
EDA	Economic Development Authority
FRDO	Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at January 31, 2006.
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2006.
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
GTD STD LNS	Guaranteed Student Loans
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$233
Aggregate gross unrealized depreciation	(234)
Net unrealized appreciation/depreciation	$(1)

Federal income tax cost of investments	$161,835

Oct JPM Tax Aware Enhanced Income Fund
Other Assets Less Liabilities — 0.2%	276	SubTotalLevel1
Net Assets — 100.0%	162,110	Equitabl|GRANDTOTAL

JPMorgan Tax Aware Large Cap Growth Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 99.3%
Common Stocks — 99.3%
Aerospace & Defense — 3.8%
	39	Boeing Co.	$2,643
	13	General Dynamics Corp.	1,564
	13	Lockheed Martin Corp.	896
			5,103
Air Freight & Logistics — 1.2%
	22	Expeditors International of Washington, Inc.	1,619
Beverages — 1.2%
	27	PepsiCo, Inc.	1,539
Biotechnology — 6.3%
	41	Amgen, Inc. (a)	2,988
	13	Celgene Corp. (a)	928
	26	Genentech, Inc. (a)	2,240
	23	Gilead Sciences, Inc. (a)	1,413
	25	MedImmune, Inc. (a)	840
			8,409
Capital Markets — 1.1%
	15	Franklin Resources, Inc.	1,497
Chemicals — 2.3%
	19	Monsanto Co.	1,646
	26	Praxair, Inc.	1,365
			3,011
Commercial Services & Supplies — 1.7%
	14	Corporate Executive Board Co.	1,143
	29	Robert Half International, Inc.	1,057
			2,200
Communications Equipment — 6.3%
	137	Corning, Inc. (a)	3,331
	84	Motorola, Inc.	1,900
	66	QUALCOMM, Inc.	3,187
			8,418
Computers & Peripherals — 4.4%
	40	Apple Computer, Inc. (a)	3,019
	47	Dell, Inc. (a)	1,378
	47	Hewlett-Packard Co.	1,451
			5,848
Diversified Financial Services — 4.3%
	8	Chicago Mercantile Exchange Holdings, Inc.	3,272
	27	Lazard Ltd., Class A (Bermuda)	983
	23	Moody’s Corp.	1,438
			5,693
Diversified Telecommunication Services — 0.9%
	54	Sprint Nextel Corp.	1,227
Electrical Equipment — 0.9%
	30	Roper Industries, Inc.	1,226
Energy Equipment & Services — 2.2%
	8	Schlumberger Ltd. (Netherlands)	1,078
	42	Smith International, Inc.	1,869
			2,947
Food & Staples Retailing — 2.3%
	17	Costco Wholesale Corp.	848
	80	CVS Corp.	2,233
			3,081
Health Care Equipment & Supplies — 2.5%
	10	Alcon, Inc. (Switzerland)	1,266
	37	Medtronic, Inc.	2,066
			3,332

Health Care Providers & Services — 8.2%
	18	Aetna, Inc.	1,728
	17	DaVita, Inc. (a)	940
	8	Express Scripts, Inc. (a)	703
	31	HCA, Inc.	1,521
	13	Laboratory Corp. of America Holdings (a)	749
	23	Medco Health Solutions, Inc. (a)	1,249
	69	UnitedHealth Group, Inc.	4,071
			10,961
Hotels, Restaurants & Leisure — 3.1%
	18	Carnival Corp.	909
	31	Marriott International, Inc., Class A	2,041
	36	McDonald’s Corp.	1,245
			4,195
Household Durables — 0.8%
	32	Toll Brothers, Inc. (a)	1,089
Household Products — 4.0%
	90	Procter & Gamble Co.	5,318
Industrial Conglomerates — 2.9%
	117	General Electric Co.	3,844
Insurance — 1.0%
	19	Prudential Financial, Inc.	1,398
Internet & Catalog Retail — 0.6%
	20	eBay, Inc. (a)	852
Internet Software & Services — 3.9%
	10	Google, Inc., Class A (a)	4,148
	29	Yahoo!, Inc. (a)	981
			5,129
IT Services — 4.1%
	9	Affiliated Computer Services, Inc., Class A (a)	590
	39	Automatic Data Processing, Inc.	1,715
	38	Cognizant Technology Solutions Corp., Class A (a)	2,001
	27	Iron Mountain, Inc. (a)	1,119
			5,425
Media — 0.8%
	12	Getty Images, Inc. (a)	1,011
Multiline Retail — 1.5%
	16	Nordstrom, Inc.	687
	25	Target Corp.	1,351
			2,038
Oil, Gas & Consumable Fuels — 3.3%
	29	EOG Resources, Inc.	2,421
	31	Valero Energy Corp.	1,933
			4,354
Pharmaceuticals — 4.0%
	36	Johnson & Johnson	2,085
	35	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,502
	38	Wyeth	1,767
			5,354
Road & Rail — 1.2%
	20	Burlington Northern Santa Fe Corp.	1,600
Semiconductors & Semiconductor Equipment — 3.9%
	61	Intel Corp.	1,298
	32	Marvell Technology Group Ltd. (Bermuda) (a)	2,190
	57	Texas Instruments, Inc.	1,665
			5,153
Software — 5.0%
	39	Adobe Systems, Inc.	1,543
	34	Autodesk, Inc.	1,392
	134	Microsoft Corp.	3,771
			6,706

Specialty Retail — 4.3%
	47	Lowe’s Cos., Inc.	2,999
	26	Michaels Stores, Inc.	883
	75	Staples, Inc.	1,785
			5,667
Textiles, Apparel & Luxury Goods — 1.0%
	37	Coach, Inc. (a)	1,348
Tobacco — 2.3%
	42	Altria Group, Inc.	3,009
Wireless Telecommunication Services — 2.0%
	86	Crown Castle International Corp. (a)	2,706
		Total Common Stocks (Cost $99,058)	132,307

Short-Term Investment — 1.0%
Investment Company — 1.0%
	1,291	JPMorgan Prime Money Market Fund (b) (Cost $1,291)	1,291
Total Investments — 100.3% (Cost $100,349)			133,598
Liabilities in Excess of Other Assets — (0.3)%			(380)
Net Assets — 100.0%			$133,218

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
ADR	American Depositary Receipt of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,171
Aggregate gross unrealized depreciation	(922)
Net unrealized appreciation/depreciation	$33,249

Federal income tax cost of investments	$100,349

Oct JPM Tax Aware Large Cap Growth Fund
Other Liabilities in Excess of Assets — (0.3)%	(380)	SubTotalLevel1
Net Assets — 100.0%	133,218	Equitabl|GRANDTOTAL

JPMorgan Tax Aware Large Cap Value Fund

Schedule of Portfolio Investments

As of January 31, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 99.6%
Common Stocks — 97.1%
Aerospace & Defense — 3.0%
	60	Armor Holdings, Inc. (a)	$2,860
	240	Raytheon Co.	9,816
	51	United Technologies Corp.	2,948
			15,624
Air Freight & Logistics — 0.7%
	35	FedEx Corp.	3,520
Auto Components — 2.2%
	170	Johnson Controls, Inc.	11,736
Beverages — 0.6%
	49	Molson Coors Brewing Co., Class B	3,081
Building Products — 0.5%
	68	American Standard Cos., Inc.	2,452
Capital Markets — 4.5%
	65	Ameriprise Financial, Inc.	2,641
	54	Goldman Sachs Group, Inc.	7,599
	114	Merrill Lynch & Co., Inc.	8,589
	87	State Street Corp.	5,266
			24,095
Chemicals — 2.1%
	46	FMC Corp. (a)	2,595
	166	Praxair, Inc.	8,735
			11,330
Commercial Banks — 11.4%
	483	Bank of America Corp.	21,352
	87	PNC Financial Services Group, Inc.	5,623
	65	SunTrust Banks, Inc.	4,666
	267	U.S. Bancorp	7,974
	208	Wachovia Corp.	11,377
	150	Wells Fargo & Co.	9,360
			60,352
Commercial Services & Supplies — 2.1%
	153	Accenture Ltd., Class A (Bermuda)	4,837
	197	R.R. Donnelley & Sons Co.	6,409
			11,246
Communications Equipment — 1.1%
	249	Corning, Inc. (a)	6,070
Computers & Peripherals — 2.8%
	480	Hewlett-Packard Co.	14,960
Construction Materials — 0.5%
	40	Lafarge North America, Inc.	2,483
Consumer Finance — 0.9%
	90	American Express Co.	4,705

Diversified Financial Services — 5.0%
	161	CIT Group, Inc.	8,561
	382	Citigroup, Inc.	17,795
			26,356
Diversified Telecommunication Services — 1.9%
	100	AT&T, Inc.	2,595
	239	Verizon Communications, Inc.	7,555
			10,150
Electric Utilities — 4.6%
	115	Edison International	5,017
	98	FirstEnergy Corp.	4,910
	140	FPL Group, Inc.	5,851
	289	PPL Corp.	8,713
			24,491
Health Care Providers & Services — 2.2%
	121	Medco Health Solutions, Inc. (a)	6,524
	69	WellPoint, Inc. (a)	5,261
			11,785
Hotels, Restaurants & Leisure — 1.7%
	255	McDonald’s Corp.	8,924
Househod Durables — 1.5%
	96	Whirlpool Corp.	7,753
Household Products — 0.5%
	49	Energizer Holdings, Inc. (a)	2,624
Industrial Conglomerates — 1.1%
	178	General Electric Co.	5,813
Insurance — 6.4%
	70	AMBAC Financial Group, Inc.	5,392
	235	Genworth Financial, Inc., Class A	7,705
	97	Hartford Financial Services Group, Inc.	7,935
	126	Nationwide Financial Services, Inc.	5,376
	165	St. Paul Travelers Cos., Inc. (The)	7,501
			33,909
Machinery — 1.3%
	54	Deere & Co.	3,896
	61	Dover Corp.	2,802
			6,698
Media — 2.7%
	60	Omnicom Group, Inc.	4,874
	43	R.H. Donnelley Corp. (a)	2,834
	158	Time Warner, Inc.	2,770
	151	Walt Disney Co.	3,817
			14,295
Metals & Mining — 0.7%
	59	United States Steel Corp.	3,525
Multi-Utilities — 1.1%
	207	Duke Energy Corp.	5,863
Multiline Retail — 0.5%
	47	J.C. Penney Co., Inc.	2,623
Office Electronics — 1.5%
	549	Xerox Corp. (a)	7,849
Oil & Gas — 13.3%
	201	Chevron Corp.	11,964
	205	ConocoPhillips	13,231
	78	Devon Energy Corp.	5,348
	89	El Paso Corp.	1,193
	401	Exxon Mobil Corp.	25,139
	84	Marathon Oil Corp.	6,457
	28	Occidental Petroleum Corp.	2,736
	75	Valero Energy Corp.	4,682
			70,750

Pharmaceuticals — 5.7%
	163	GlaxoSmithKline plc ADR (United Kingdom)	8,331
	416	Pfizer, Inc.	10,688
	246	Wyeth	11,372
			30,391
Real Estate — 2.1%
	62	Apartment Investment & Management Co. REIT	2,636
	287	Host Marriott Corp. REIT	5,724
	57	Prologis REIT	2,930
			11,290
Road & Rail — 0.9%
	98	Norfolk Southern Corp.	4,899
Software — 1.6%
	294	Microsoft Corp.	8,285
Textiles, Apparel & Luxury Goods — 0.9%
	83	V.F. Corp.	4,605
Thrifts & Mortgage Finance — 2.8%
	183	Freddie Mac	12,391
	64	Washington Mutual, Inc.	2,705
			15,096
Tobacco — 2.6%
	189	Altria Group, Inc.	13,638
Wireless Telecommunication Services — 2.1%
	491	Sprint Nextel Corp.	11,246
		Total Common Stocks (Cost $419,157)	514,512

Preferred Stock — 1.6%
Oil & Gas — 1.6%
	7	El Paso Corp., 4.99%, 12/31/49 (Cost $6,825)	8,348

	Principal Amount
Convertible Bond — 0.9%
Media — 0.9%
	4,500	Liberty Media Corp. 0.75%, 03/30/23 (Cost $4,860)	4,832

		Total Long-Term Investments Cost ($430,842)	527,692

	Shares
Short-Term Investment - 0.7%
Investment Company — 0.7%
	3,773	JPMorgan Prime Money Market Fund (b) (Cost $3,773)	3,773

Total Investments — 100.3% (Cost $434,615)	$531,465
Liabilities in Excess of Other Assets — (0.3)%	(1,727)
Net Assets — 100.0%	$529,738

Percentages are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,141
Aggregate gross unrealized depreciation	(4,291)
Net unrealized appreciation/depreciation	$96,850

Federal income tax cost of investments	$434,615

Oct JPM Tax Aware Large Cap Value Fund
Other Liabilities in Excess of Assets — (0.2)%	(1,062)	SubTotalLevel1
Net Assets — 100.0%	530,403	Equitabl|GRANDTOTAL

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments

As of January 31, 2005 (Unaudited)

(Amounts in thousands)

	Principal Amount	Security Description	Value
Long-Term Investments — 95.7%
Municipal Bonds — 95.7%
Arizona — 4.1%
	$200	Arizona State University Rev., AMBAC, 5.00%, 07/01/19	$214
California — 2.0%
	100	City of Long Beach Series A, Rev., AMT, FGIC, 5.00%, 05/15/11	106
Florida — 2.8%
	135	State of Florida, Department of Transportation, Right of Way Series A, GO, 5.00%, 07/01/14	146
Georgia — 2.7%
	140	Private Colleges & Universities Authority, Emory University Project Series A, Rev., 4.63%, 11/01/07	143
Illinois — 7.0%
	140	City of Chicago Series A, GO, FSA, 5.00%, 01/01/13	150
	195	Will County School District No. 122 2004-Series A, GO, FSA, 6.50%, 11/01/10 (p)	220
			370
Indiana — 2.0%
	100	Indiana State Office Building Commission, Museum Facilities Rev., MBIA, 5.00%, 07/01/09	105
Kentucky — 3.3%
	165	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73 Rev., 5.25%, 11/01/09 (p)	176
Michigan — 9.6%
	200	City of Ann Arbor, Open Space Preservation GO, MBIA, 4.00%, 10/01/09	204
	100	City of Detroit Series A-1, GO, MBIA, 5.50%, 04/01/09 (p)	106

	185	State of Michigan, Clean Michigan Initiative Program GO, 5.00%, 11/01/09	195
			505
New Jersey — 2.9%
	140	Essex County Improvement Authority, County Correctional Facilities Project Rev., FGIC, CNTY GTD, 5.75%, 10/01/10 (p)	153
New York — 4.6%
	200	Triborough Bridge & Tunnel Authority, General Purpose Series Y, GO, Rev., 6.13%, 01/01/21 (p)	244
North Carolina — 4.8%
	225	North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., MBIA, 6.00%, 01/01/11	249
Ohio — 12.2%
	200	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National Series D, Rev., 5.00%, 05/15/20	200
	200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipation Bonds Rev., AMBAC, 5.00%, 12/01/19	215
	200	Greater Cleveland Regional Transit Authority, Capital Improvement Series A, GO, MBIA, 5.63%, 12/01/11 (p)	221
			636
South Carolina — 4.1%
	200	Charleston County, Charleston Public Facilities Corp. COP, MBIA, 5.00%, 06/01/12	214
Texas — 19.9%
	200	City of Corpus Christi, Utility Systems Series A, Rev., AMBAC, 5.00%, 07/15/19	213
	200	City of Dallas, Waterworks & Sewer System Rev., FSA, 5.38%, 10/01/12	219

	200	City of Laredo, International Toll Bridge Series B, Rev., FSA, 5.00%, 10/01/13	215
	185	Collin County, Tax Refund GO, 5.00%, 02/15/21	196
	200	State of Texas GO, TRAN, 4.50%, 08/31/06	201
			1,044
Washington — 7.7%
	175	City of Tacoma GO, MBIA, 5.00%, 12/01/18	187
	200	Energy Northwest, Project 1 Series A, Rev., MBIA, 5.25%, 07/01/13	218
			405
Wisconsin — 3.0%
	150	State of Wisconsin Series 3, GO, 5.13%, 11/01/08	157
Wyoming — 3.0%
	150	Wyoming State Loan & Investment Board, Capital Facilities Rev., 5.00%, 10/01/22	157
		Total Municipal Bonds (Cost $5,056)	5,024
Short-Term Investments — 2.5%
Investment Company — 2.5%
	130	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $130)	130
Total Investments — 98.2% (Cost $5,186)			$5,154
Other Assets In Excess of Liabilities — 1.8%			94
Net Assets — 100.0%			$5,248

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ADR	American Depositary Receipt.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper.
CNTY GTD	County Guaranteed.
COP	Certificates of Participation.
CPIU	Unrevised Index of Consumer Prices for All Urban Consumers
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance.
GO	General Obligation.
MBIA	Municipal Bond Insurance Association.
Rev.	Revenue Bond.
TRAN	Tax & Revenue Anticipation Notes.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9
Aggregate gross unrealized depreciation	(41)
Net unrealized appreciation/depreciation	$(32)

Federal income tax cost of investments	$5,186

Interest Rate Swaps

	Rate Type*
	Payments Made	Payments Received	Termination	Notional
Swap Counterparty	by the Fund*	by the Fund*	Date	Amount (USD)	Value (USD)

Barclays Bank plc (London)	2.77% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 194.53	09/02/10	$2,000	$14

Barclays Bank plc (London)	2.76% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 194.95	09/16/12	1,500	13
					$27

* Rates shown are per annum and payments are as described above.

3

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

	Principal Amount	Security Description	Value
Long-Term Investments — 99.1%
Asset Backed Securities — 0.2%
	$800	Capital One Auto Finance Trust Series 2003-B, Class A4, 3.18%, 06/15/07 (m) (Cost $800)	$786
Collateralized Obligations — 7.6%
Non-Agency CMO — 7.6%
	3,250	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,167
	6,850	LB-UBS Comercial Mortgage Trust Series 2003-C5, Class A2, 3.48%, 07/15/27	6,604
	9,150	Series 2004-C2, Class A2, 3.25%, 03/15/29 Structured Adjustable Rate Mortgage Loan Trust	8,699
	4,642	Series 2004-6, Class 5A1, VAR, 4.99%, 06/25/34 Wells Fargo Mortgage Backed Securities Trust	4,541
	3,321	Series 2004-F, Class A8, FRN, 4.73%, 06/25/34	3,272
	4,950	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	4,905
		Total Collateralized Mortgage Obligations (Cost $32,179)	31,188
Corporate Bonds — 12.4%
Agricultural Production/Services — 0.3%
	1,350	National Agricultural Cooperative Federation (South Korea) VAR, 5.75%, 06/18/09	1,351
Beverages — 0.7%
	2,650	Diageo Finance BV (Netherlands) 3.00%, 12/15/06 (m)	2,606
Capital Markets — 0.9%
	3,550	BNP U.S. Funding LLC VAR, 7.74%, 12/05/07 (e) (m)	3,703
Commercial Banks — 2.0%
	1,800	Bacob Bank SC (Belgium) VAR, 7.25%, 09/17/07 (e) (m) Citibank Korea, Inc. (South Korea)	1,856
	2,200	6.95%, 12/06/11,	2,225
	2,650	VAR, 4.68%, 06/18/13	2,600
	1,400	Deutsche Bank Capital Funding Trust I VAR, 7.87%, 12/30/09 (e)	1,509
			8,190
Computers & Peripherals — 0.2%
	750	Hewlett-Packard Co. 3.63%, 03/15/08	729
Consumer Finance — 0.4%
	1,400	MBNA America Bank N.A. 4.63%, 08/03/09	1,383
Diversified Financial Services — 2.7%
	4,400	BHP Billiton Finance USA Ltd. (Australia) 6.69%, 03/01/06 (m)	4,407
	1,300	Mizuho JGB Investment LLC VAR, 9.87%, 06/30/08 (e)	1,430
	4,950	Natexis Ambs Co. LLC VAR, 8.44%, 06/30/08 (e)	5,303
			11,140
Diversified Telecommunication Services — 1.8%
	1,750	France Telecom S.A. (France) 7.20%, 03/01/06 (m)	1,753
	2,825	Sprint Capital Corp. 6.00%, 01/15/07 (m) Telecom Italia Capital S.A. (Luxembourg)	2,849
	1,600	4.00%, 11/15/08	1,549
	1,350	4.00%, 01/15/10	1,282
			7,433
Health Care Equipment & Supplies — 0.2%	750	Hospira, Inc. 4.95%, 06/15/09	743
Hotels, Restaurants & Leisure — 2.4%
	10,000	Seminole Tribe of Florida 5.80%, 10/01/13 (e)	9,918

Insurance — 0.8%
	3,400	Prudential Financial, Inc. SUB, 4.10%, 11/15/06 (m)	3,378
		Total Corporate Bonds (Cost $52,464)	50,574
Municipal Bonds — 78.0%
Alabama — 1.9%
		Jefferson County, Limited Obligation
	5,000	Series A, Rev., 5.00%, 01/01/09	5,193
	2,620	Series A, Rev., 5.00%, 01/01/10	2,745
			7,938
Arizona — 2.2%
	8,850	Chandler Industrial Development Authority Rev., 4.38%, 12/01/10 (m)	9,040
California — 2.1%
		California Statewide Communities Development Authority, Kaiser Permanente
	3,500	Series F, Rev., FRDO, 2.30%, 06/01/09 (m)	3,433
	5,000	Series G, Rev., FRDO, 2.30%, 05/01/07 (k) (m)	4,915
			8,348
Colorado — 0.8%
	2,500	Colorado Health Facilities Authority, Evangelical Lutheran Series B, Rev., FRDO, 3.75%, 06/01/09 (m)	2,476
	800	Public Service Co of Colorado Series 14, 4.38%, 10/01/08	788
			3,264
Connecticut — 0.7%
	3,000	Connecticut State Development Authority PCR, Rev., AMBAC, FRDO, 3.35%, 10/01/08 (m)	2,955
Florida — 3.2%
		Escambia County Health Facilities Authority, Ascension Health Credit
	1,000	Series A, Rev., AMBAC, 5.00%, 11/15/06	1,012
	1,855	Series A-1, Rev., AMBAC, 5.75%, 11/15/09 (p)	2,016
	2,000	Highlands County Health Facilities Authority, Hospital Adventist Health Series I, Rev., Adj., 5.00%, 11/16/09	2,075
	7,000	Palm Beach County School Board Series A, COP, FGIC, 6.00%, 08/01/10 (p)	7,785
			12,888
Georgia — 0.4%
	1,680	Fulco Hospital Authority, Health System, Catholic Health East Series A, Rev., MBIA, 5.50%, 11/15/08	1,772
Illinois — 3.0%
	2,375	City of Chicago, Pilsen Redevelopment, Tax Allocation Series A, AMBAC, 4.35%, 06/01/13 (m)	2,316
		City of Cicero, Tax Increment
	1,725	Series A, GO, XLCA, 5.00%, 01/01/12 (m)	1,839
	1,015	Series A, GO, XLCA, 5.00%, 01/01/13 (m)	1,086
	1,350	Illinois Health Facilities Authority, University of Chicago Hospital System Rev., MBIA, 5.00%, 08/15/07	1,383
	5,500	State of Illinois GO, FGIC, 5.13%, 12/01/10	5,618
			12,242

Indiana — 3.3%
	5,400	Indiana Bond Bank, Resolving Fund Program Series A, Rev., 5.88%, 08/01/10 (p) (m)	5,978
	6,150	Indiana State Office Building Commission, New Castle Correctional Facilities Series A, Rev., FGIC, 5.00%, 07/01/12 (p)	6,636
	1,010	St. Joseph County, Hospital Authority, Member Health Systems Series A, Rev., MBIA, 5.50%, 08/15/08	1,059
			13,673
Iowa — 0.5%
	1,895	Iowa Finance Authority, Hospital Facility, Health System Series A, Rev., MBIA, 5.25%, 07/01/07	1,944

Kansas — 0.7%
	1,500	City of Burlington, Kansas City Power & Light Series A , Rev., FRDO, 4.75%, 10/01/07 (m)	1,525
	1,500	Wyandotte County-Kansas City Unified Government Series C, Rev., 3.85%, 12/01/13	1,501
			3,026
Kentucky — 0.1%
	435	City of Owensboro, Electric Light & Power Rev., 6.85%, 01/01/08 (p)	453

Maryland — 2.4%
	5,410	Northeast Waste Disposal Authority, Resource Recovery Rev., AMBAC, 5.25%, 04/01/09	5,657
	4,000	Northeast Waste Disposal Authority, Montgomery County Resource Recovery Project Series A, Rev., 6.00%, 07/01/07	4,103
			9,760
Massachusetts— 3.2%
		Commonwealth of Massachusetts
	7,000	Series A, Rev., GAN, 5.75%, 06/15/15	7,622
	5,000	Series A, Rev., GAN, 5.75%, 06/15/14	5,444
			13,066
Michigan — 9.5%
	10,810	Detroit City School District, School Building & Site Improvement Series A, GO, FSA Q-SBLF, 5.00%, 05/01/14 (m)	11,655
	1,000	Michigan Higher Education Student Loan Authority Series XVII-I, Rev., AMBAC, 3.30%, 03/01/09	983
	10,000	Michigan State Building Authority, Facilities Program Series I, Rev., FDRO, AMBAC, 5.00%, 10/15/11	10,580
		Michigan State Hospital Finance Authority, Ascension Health Credit
	1,000	Series A, Rev., MBIA, 5.75%, 11/15/09 (p)	1,087
	3,000	Series B, Rev., FRDO, 5.38%, 11/15/07	3,091
	1,000	Michigan Strategic Fund, Dow Chemical Project Rev., FRDO, 4.60%, 06/01/08	1,020
	10,000	State of Michigan Series A , COP, FDRO, MBIA, 5.00%, 03/01/11	10,535
			38,951
Minnesota — 1.2%
	5,000	Minnesota Housing Finance Agency, Residential Housing Series L-2, Rev., 2.35%, 12/11/06	4,934
New Jersey — 3.2%
		New Jersey Economic Development Authority, Cigarette Tax
	2,550	Rev., 5.00%, 06/15/07	2,591
	3,000	Rev., FGIC, 5.00%, 06/15/09	3,135
	7,000	Rev., FGIC, 5.00%, 06/15/13	7,468
			13,194
New York — 4.3%
	3,000	Dutchess County, IDA, IBM Project Rev., FRDO, 5.45%, 12/01/09	3,177
		New York City
	25	Series B, GO, 5.10%, 08/01/07 (p)	26
	775	Series B, GO, 5.10%, 08/01/08	799
	5,000	Series G, GO, MBIA, 5.00%, 08/01/10	5,195
	1,800	New York Convention Center Operating Corp., Yale Building Acquisition Project COP, 5.25%, 06/01/08	1,844
		New York State Dormitory Authority, Department of Health
	2,530	Series 2, Rev., 5.00%, 07/01/09	2,645
	2,940	Series 2, Rev., 5.00%, 07/01/10	3,102
	640	Triborough Bridge & Tunnel Authority, General Purpose Series SR, Rev., GO, 5.00%, 01/01/07	649
			17,437
North Carolina — 4.5%
	17,000	State of North Carolina GO, 5.00%, 03/01/13	18,432
Ohio — 0.4%
	1,400	Portage County GO, MBIA, 5.10%, 12/01/12	1,469
Pennsylvania — 3.6%
	1,000	City of Pittsburg Series 2002-2004, 2006, 2008 & 2009, GO, AMBAC, 5.00%, 09/01/06	1,010
	10,000	Harrisburg Authority Resource Recovery Improvements Series D-2, Rev., FSA, 5.00%, 12/01/13	10,663
	3,000	Luzern County, America IDA Series A, Rev., FRDO, AMBAC, 3.60%, 12/01/09	2,966
			14,639
Puerto Rico — 2.0%
	7,890	Commonwealth of Puerto Rico, Public Improvement Series C, GO, FRDO, 5.00%, 07/01/08	8,093
Tennessee — 5.6%
	21,675	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Series B-3, FRDO, Rev., MBIA, 5.00%, 04/01/10	22,813

Texas — 11.5%
		Brazos River Harbor Navigation District, Dow Chemical Co. Project
	2,500	Series A-3, AMT, Rev., FRDO, 4.95%, 05/15/07 (m)	2,532
	3,750	Series A-4, AMT, Rev., FRDO, 5.20%, 05/15/08 (m)	3,854
	5,005	Denton Texas Utility System Rev., FSA, 5.00%, 12/01/13 (m)	5,382
	5,000	Lamar Consolidated Independent School District GO, PSF-GTD, 5.00%, 02/15/11 (m)	5,319
	2,475	Matagorda County, Navigation District No. 1, PCR, Central Power & Light Co. Series A, Rev., FRDO, 4.55%, 11/01/29	2,490
	5,300	San Antonio Texas Light & Gas Rev., FRDO, 3.55%, 12/01/07	5,306
	5,000	State of Texas Public Finance Authority GO, 5.25%, 10/01/11	5,190
	13,350	Texas Water Development Board, State Revolving Funding, SR Lien Series B, Rev., 5.40%, 07/15/14	13,598
	3,000	Travis County, Texas Health Facilities Development Corp., Ascension Health Credit Series A, Rev., MBIA, 5.75%, 11/15/07	3,120
			46,791
Virginia — 1.7%
	4,375	Louisa Industrial Development Authority, Electric & Power Co. Project Series A, Rev., FRDO, 2.35%, 04/01/07	4,285
	2,610	Peninsula Ports Authority, Dominion Term Association Project Rev., FRDO, 3.30%, 09/30/08	2,580
			6,865
Washington — 0.9%
	1,310	City of Tacoma, Washington Conservation System Project Rev., 5.00%, 12/01/07	1,349
		Conservation & Renewable Energy System
	1,070	Rev., 5.00%, 10/01/06 (m)	1,082
	1,175	Rev., 5.00%, 10/01/07 (m)	1,206
			3,637
Wisconsin — 5.1%
	17,205	State of Wisconsin Petroleum Inspection Fee Series 1, Rev., FSA, 5.00%, 07/01/10	18,230
	2,500	Wisconsin Health & Educational Facilities Authority, Ministry Healthcare, Inc. Series B, Rev., 3.50%, 05/15/07	2,468
			20,698
		Total Municipal Bonds (Cost $322,746)	318,322

	Shares
Preferred Stock — 0.9%
Diversified Financial Services — 0.9%
	3	Pinto Totta International Finance VAR, 7.77%, 08/01/07 (e) (Cost $3,903)	3,526
		Total Long-Term Investments (Cost $412,092)	404,396
Short-Term Investments — 3.3%
Investment Company — 2.3%
	9,218	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $9,218)	9,218

	Principal Amount
Municipal Bonds — 1.0%
Mississippi — 0.5%
	2,300	Mississippi Business Finance Corp, Waste Management, Inc. Rev., FRDO, 2.30%, 03/01/06	2,296
Texas — 0.5%
	1,925	Brazos River Authority, PCR, Utilities Electric Co. Series B, Rev., FRDO, 5.05%, 06/19/06 (m)	1,935
		Total Municipal Bonds (Cost $4,309)	4,231
		Total Short-Term Investments (Cost $13,527)	13,449
Total Investments — 102.4%			$417,845
(Cost $425,619)
Liabilities in Excess of Other Assets — (2.4)%			(9,693)
Net Assets — 100.0%			$408,152

Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 1/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Short Futures Outstanding
(183)	2 Year U.S. Treasury Note	March, 2006	$(37,486)	$95
(270)	5 Year U.S. Treasury Note	March, 2006	(28,548)	110
				$205

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272
Aggregate gross unrealized depreciation	(8,046)
Net unrealized appreciation/depreciation	$(7,774)

Federal income tax cost of investments	$425,619

Abbreviations:

(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
Adj.	Adjustable. The interest rate shown is the rate in effect at January 31, 2006.
AMBAC	Amercian Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CMO	Collateralized Mortgage Obligation
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2006.
FRDO	Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at January 31, 2006
FSA	Financial Security Assurance
GAN	Grant Anticipation Note
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
Rev.	Revenue Bond
Q-SBLF	Qualified School Board Loan Fund
SUB	Step-Up Bond. The rate shown is the rate in effect as of January 31, 2006.
VAR	Variable. The interest rate shown is the rate in effect at January 31, 2006.
XLCA	XL Capital Assurance

Oct JPM Tax Aware Short Intermediate Income Fund
Other Liabilities in Excess of Assets — (2.4)%	(9,694)	SubTotalLevel1
Net Assets — 100.0%	408,152	Equitabl|GRANDTOTAL

JPMorgan Tax Aware U.S. Equity Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 99.0%
Common Stocks — 99.0%
Aerospace & Defense — 4.4%
	152	Boeing Co.	$10,397
	284	Raytheon Co.	11,627
	215	United Technologies Corp.	12,550
			34,574
Air Freight & Logistics — 1.2%
	97	FedEx Corp.	9,822
Auto Components — 0.7%
	77	Johnson Controls, Inc.	5,318
Beverages — 1.8%
	344	Coca-Cola Co. (The)	14,249
Biotechnology — 0.8%
	88	Amgen, Inc. (a)	6,378
Building Products — 0.5%
	102	American Standard Cos., Inc.	3,658
Capital Markets — 2.6%
	53	Goldman Sachs Group, Inc.	7,501
	134	Morgan Stanley	8,259
	81	State Street Corp.	4,903
			20,663
Chemicals — 1.7%
	249	Praxair, Inc.	13,107
Commercial Banks — 5.2%
	518	Bank of America Corp.	22,925
	253	U.S. Bancorp	7,552
	191	Wachovia Corp.	10,456
			40,933
Commercial Services — 0.6%
	159	Accenture Ltd., Class A (Bermuda)	5,001
Communications Equipment — 5.9%
	462	Cisco Systems, Inc. (a)	8,578
	451	Corning, Inc. (a)	10,984
	589	Motorola, Inc.	13,367
	283	QUALCOMM, Inc.	13,585
			46,514
Computers & Peripherals — 4.3%
	628	Hewlett-Packard Co.	19,595
	181	International Business Machines Corp.	14,709
			34,304
Consumer Finance — 1.1%
	164	American Express Co.	8,607
Diversified Financial Services — 4.4%
	43	Ameriprise Financial, Inc.	1,737
	170	CIT Group, Inc.	9,084
	515	Citigroup, Inc.	23,998
			34,819
Diversified Telecommunication Services — 2.8%
	571	Sprint Nextel Corp.	13,076
	274	Verizon Communications, Inc.	8,670
			21,746
Food & Staples Retailing — 3.4%
	413	CVS Corp.	11,461
	246	Safeway, Inc.	5,767
	211	Wal-Mart Stores, Inc.	9,729
			26,957
Health Care Equipment & Supplies — 0.8%
	172	Baxter International, Inc.	6,338
Health Care Providers & Services — 4.2%
	103	Cardinal Health, Inc.	7,420
	192	Medco Health Solutions, Inc. (a)	10,388
	195	WellPoint, Inc. (a)	14,972
			32,780
Hotels, Restaurants & Leisure — 2.1%
	464	McDonald’s Corp.	16,238

Household Durables — 0.5%
	51	Whirlpool Corp.	4,107
Household Products — 1.5%
	199	Procter & Gamble Co.	11,810
Industrial Conglomerates — 3.8%
	712	General Electric Co.	23,329
	266	Tyco International Ltd. (Bermuda)	6,927
			30,256
Insurance — 5.5%
	190	Allstate Corp. (The)	9,879
	77	AMBAC Financial Group, Inc.	5,920
	337	Genworth Financial, Inc., Class A	11,043
	112	Hartford Financial Services Group, Inc.	9,177
	162	St. Paul Travelers Cos., Inc. (The)	7,370
			43,389
Media — 3.4%
	46	CBS Corp., Class B	1,196
	500	Comcast Corp., Special Class A (a)	13,854
	107	Gannett Co., Inc.	6,612
	50	R.H. Donnelley Corp. (a)	3,250
	46	Viacom, Inc., Class B (a)	1,903
			26,815
Metals & Mining — 0.6%
	77	United States Steel Corp.	4,583
Multi-Utilities — 2.4%
	157	Dominion Resources, Inc.	11,885
	255	Duke Energy Corp.	7,218
			19,103
Oil, Gas & Consumable Fuels — 10.5%
	274	Chevron Corp.	16,270
	250	ConocoPhillips	16,194
	1,035	El Paso Corp.	13,924
	259	Exxon Mobil Corp.	16,236
	146	Marathon Oil Corp.	11,231
	92	Occidental Petroleum Corp.	8,999
			82,854
Pharmaceuticals — 6.9%
	114	Eli Lilly & Co.	6,471
	256	Johnson & Johnson	14,754
	476	Pfizer, Inc.	12,215
	71	Sepracor, Inc. (a)	4,058
	367	Wyeth	16,989
			54,487
Road & Rail — 1.7%
	269	Norfolk Southern Corp.	13,407
Semiconductors & Semiconductor Equipment — 1.2%
	243	Intel Corp.	5,175
	150	Texas Instruments, Inc.	4,396
			9,571
Software — 4.3%
	871	Microsoft Corp.	24,506
	724	Oracle Corp. (a)	9,099
			33,605
Specialty Retail — 2.0%
	266	Home Depot, Inc.	10,767
	94	J.C. Penney Co., Inc.	5,245
			16,012
Textiles, Apparel & Luxury Goods — 0.6%
	87	V.F. Corp.	4,849
Thrifts & Mortgage Finance — 3.2%
	237	Freddie Mac	16,106
	223	Washington Mutual, Inc.	9,425
			25,531
Tobacco — 2.4%
	257	Altria Group, Inc.	18,555
		Total Common Stocks (Cost $655,806)	780,940

Short-Term Investments — 0.1%
Investment Company — 0.1%
	1,055	JPMorgan Prime Money Market Fund (b) (Cost $1,055)	1,055
Total Investments — 99.1% (Cost $656,861)			$781,995
Other Assets in Excess of Liabilities — 0.9%			7,111
Net Assets — 100.0%			$789,106

Percentages indicated are based on net assets.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,520
Aggregate gross unrealized depreciation	(8,386)
Net unrealized appreciation/depreciation	$125,134

Federal income tax cost of investments	$656,861

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
Long-Term Investments – 95.1% (l)
Common Stocks – 89.1%
Brazil — 12.4%
	222	Cia Vale do Rio Doce ADR	$9,867
	42	Gol Linhas Aereas Inteligentes S.A. ADR	1,265
	216	Petroleo Brasileiro S.A. ADR	18,599
	188	Ultrapar Participacoes S.A. ADR	2,840
	45	Uniao de Bancos Brasileiros S.A. ADR	3,816
			36,387

Chile — 1.2%
	70	Banco Santander Chile S.A. ADR	3,475

China — 0.8%
	942	Anhui Conch Cement Co., Ltd., Class H	1,376
	724	Tsingtao Brewery Co., Ltd., Class H	941
			2,317
Egypt — 2.7%
	121	Orascom Telecom Holding SAE (a)	7,784

Hong Kong — 4.1%
	824	China Mobile Hong Kong Ltd.	4,034
	468	Esprit Holdings Ltd.	4,086
	1,862	GOME Electrical Appliances Holdings Ltd.	1,457
	772	Yue Yuen Industrial Holdings	2,393
			11,970
Hungary — 1.8%
	10	Gedeon Richter Rt. ADR	2,027
	47	OTP Bank Rt. ADR	3,233
			5,260
India — 7.5%
	773	Bharti Televentures Ltd. GDR (a)	6,222
	115	Hero Honda Motors Ltd.	2,230
	312	Housing Development Finance Corp.	9,476
	45	Infosys Technologies Ltd.	2,939
	119	Ranbaxy Laboratories Ltd. GDR	1,102
			21,969
Indonesia — 2.2%
	4,797	Bank Rakyat Indonesia	1,735
	97	Telekomunikasi Indonesia TBK PT ADR	2,677
	4,203	Unilever Indonesia TBK PT	1,929
			6,341
Israel — 0.7%
	473	Bank Hapoalim Bm	2,171

Luxembourg — 1.3%
	24	Tenaris S.A. ADR	3,899

Malaysia — 0.9%
	239	British American Tobacco Malaysia BHD	2,626

Mexico — 6.6%
	314	Alfa S.A. de C.V., Class A	1,783
	335	America Movil S.A. de C.V., Series L ADR	11,303
	78	Fomento Economico Mexicano S.A. de C.V. ADR	6,140
			19,226

Russia — 4.2%
	48	Mobile Telesystems OJSC ADR	1,787
	35	OAO Gazprom ADR	3,477
	3	Sberbank RF	3,878
	66	Vimpel-Communications ADR (a)	3,093
			12,235

South Africa — 11.7%
	1,030	African Bank Investments Ltd.	4,807
	65	Anglo American plc	2,498
	1,797	FirstRand Ltd.	5,732
	36	Impala Platinum Holdings Ltd.	6,224
	98	Imperial Holdings Ltd. (a)	2,433
	343	Massmart Holdings Ltd.	3,356
	262	MTN Group Ltd.	2,722
	1,894	Steinhoff International Holdings Ltd.	6,568
			34,340

South Korea — 19.7%
	161	Hana Financial Group, Inc.	7,899
	44	Hyundai Mobis	3,795
	62	Hyundai Motor Co.	5,575
	-(h)	Kookmin Bank	-(h)
	266	KT&G Corp. GDR	6,425
	19	POSCO	4,297
	21	Samsung Electronics Co., Ltd.	16,330
	18	Shinsegae Co., Ltd.	9,458
	168	SK Telecom Co., Ltd. ADR	3,894
			57,673

Taiwan — 7.7%

	2,586	Chinatrust Financial Holding Co.	2,070
	1,079	Chunghwa Telecom Co., Ltd	1,913
	1,109	HON HAI Precision Industry Co., Ltd.	7,682
	472	President Chain Store Corp.	1,083
	1,126	Synnex Technology International Corp.	1,430
	2,167	Taiwan Semiconductor Manufacturing Co., Ltd.	4,494
	361	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,903
			22,575

Turkey — 3.6%
	257	Akbank TAS	2,226
	114	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,896
	624	Turkcell Iletisim Hizmet AS	4,283
			10,405
		Total Common Stocks
		(Cost $180,337)	260,653

Preferred Stocks — 6.0%
Brazil — 3.9%
	238	Banco Itau Holding Financeira S.A.	7,215
	101	Cia de Bebidas das Americas ADR	4,153
			11,368
South Korea — 2.1%
	10	Samsung Electronics Co., Ltd.	6,083
		Total Preferred Stocks
		(Cost $11,635)	17,451

Total Investments — 95.1%
(Cost $191,972)			$278,104
Other Assets in Excess of Liabilities — 4.9%			14,457
Net Assets — 100.0%			$292,561

Percentages indicated are based on net assests.

As of January 31, 2006 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,295
Aggregate gross unrealized depreciation	(1,163)
Net unrealized appreciation/depreciation	$86,132

Federal income tax cost of investments	$191,972

Abbreviations:

(a) Non-income producing security.

(h) Amount rounds to less than one thousand.

(l) All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

ADR American Depositary Receipt

GDR Global Depositary Receipt

Summary of Investments by Industry, January 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets.

Industry	Percentage
Commercial Banks	13.2%
Wireless Telecommunication Services	10.6%
Semiconductors & Semiconductor Equipment	10.5%
Metals & Mining	7.8%
Oil, Gas & Consumable Fuels	7.4%
Beverages	5.2%
Diversified Telecommunication Services	4.8%
Food & Staples Retailing	4.4%
Diversified Financial Services	4.2%
Thrifts & Mortgage Finance	3.2%
Electronic Equipment & Instruments	2.6%
Consumer Staples	2.4%
Household Durables	2.2%
Automobiles	1.9%
Specialty Retail	1.4%
Auto Components	1.3%
Energy Equipment & Services	1.3%
Pharmaceuticals	1.1%
Chemicals	1.0%
Leisure time	1.0%
Tobacco	1.0%
Other (less than 1%)	6.6%
Total	95.1%

JPMorgan International Growth Fund

Schedule of Portfolio Investments

As of January 31, 2006 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
Long-Term Investments — 98.8% (l)
Common Stocks — 97.8%

Brazil — 2.9%
	2	Cia Vale do Rio Doce ADR	92
	1	Petroleo Brasileiro S.A. ADR	78
			170

China — 0.9%
	53	China Life Insurance Co., Ltd., Class H (a)	54
Finland — 2.0%
	6	Nokia OYJ	119
France — 3.7%
	1	BNP Paribas	68
	1	Total S.A.	147
			215
Germany — 5.2%
	1	Bayerische Motoren Werke AG	51
	1	Fraport AG	51
	-(h)	Rational AG	6
	1	SAP AG	131
	1	Schering AG	66
			305
Hong Kong — 3.4%
	14	Esprit Holdings Ltd.	122
	4	HSBC Holdings plc
		(Hong Kong Registered Shares)	74
			196
Ireland — 1.4%
	5	Anglo Irish Bank Corp. plc	79
Italy — 1.3%
	7	Mediaset S.p.A.	78
Japan — 26.1%
	-(h)	Ardepro Co., Ltd.	52
	2	Astellas Pharma, Inc.	83
	7	Bank of Fukuoka Ltd. (The)	60
	2	Canon, Inc.	108
	1	Credit Saison Co., Ltd.	63
	2	Daikin Industries Ltd.	65
	-(h)	eAccess Ltd.	49
	1	Fanuc Ltd.	61
	3	Hoya Corp. (a)	120
	-(h)	Mitsubishi UFJ Financial Group, Inc.	187
	4	Mitsui Trust Holdings, Inc.	59
	1	Nidec Corp. (a)	73
	1	Nitto Denko Corp.	110
	-(h)	ORIX Corp.	103
	-(h)	SFCG Co., Ltd.	43
	1	SMC Corp.	92
	7	Sumitomo Corp.	96
	6	Tokyo Tatemono Co., Ltd.	57
	-(h)	Zephyr Co., Ltd.	44
			1,525
Luxembourg — 1.5%
	5	SES Global S.A. FDR	87
Mexico — 2.9%
	2	America Movil S.A. de C.V., Series L ADR	78
	1	Fomento Economico Mexicano S.A. de C.V. ADR	89
			167
Netherlands — 2.4%
	4	ASML Holding N.V. (a)	84
	2	TomTom (a)	58
			142

South Korea — 1.3%
	-(h)	Samsung Electronics Co., Ltd. GDR	77
Spain — 1.3%
	2	Altadis S.A.	78
Sweden — 2.2%
	36	Telefonaktiebolaget LM Ericsson, Class B	130
Switzerland — 13.3%
	1	Adecco S.A.	70
	-(h)	Kuehne & Nagel International AG	101
	-(h)	Nestle S.A.	65
	4	Novartis AG	212
	1	Roche Holding AG	217
	1	UBS AG	111
			776
United Kingdom — 25.7%
	6	Barclays plc	62
	11	BG Group plc	128
	6	British Sky Broadcasting plc	53
	10	Burberry Group plc	79
	2	Carnival plc	84
	14	Centrica plc	64
	9	GlaxoSmithKline plc	240
	7	Intertek Group plc	90
	13	Kingfisher plc	54
	10	Smith & Nephew plc	102
	4	Standard Chartered plc	94
	19	Tesco plc	107
	61	Vodafone Group plc	127
	9	WM Morrison Supermarkets plc	29
	4	Wolseley plc	104
	8	WPP Group plc	90
			1,507
United States — 0.3%
	1	News Corp. CDI, Class B	19

		Total Common Stocks
		(Cost $4,149)	5,724

Preferred Stock — 1.0%
Germany — 1.0%
	-(h)	Porsche AG
		(Cost $29)	57

Total Investments — 98.8%
(Cost $4,178)			5,781
Other Assets in Excess of Liabilities — 1.2%			72
Net Assets — 100.0%			$5,853

Percentages indicated are based on net assets.

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,643
Aggregate gross unrealized depreciation	(40)
Net unrealized appreciation/depreciation	$1,603

Federal income tax cost of investments	$4,178

Abbreviations:

(a) Non-income producing security.

(h) Amount rounds to less than one thousand.

(l) All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

ADR American Depositary Receipt

GDR Global Depositary Receipt

Summary of Investments by Industry, January 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Pharmaceuticals	14.0%
Commercial Banks	11.7
Oil, Gas & Consumable Fuels	6.0
Media	5.6
Communications Equipment	4.3
Wireless Telecommunication Services	3.5
Trading Companies & Distributors	3.4
Electronic Equipment & Instruments	3.3
Software	3.2
Specialty Retail	3.0
Consumer Finance	2.8
Semiconductors & Semiconductor Equipment	2.8
Commercial Services & Supplies	2.7
Machinery	2.6
Real Estate	2.6
Food & Staples Retailing	2.3
Capital Markets	1.9
Chemicals	1.9
Office Electronics	1.9
Automobiles	1.9
Health Care Equipment & Supplies	1.8
Marine	1.7
Metals & Mining	1.6
Beverages	1.5
Apparel, Accessories & Luxury Goods	1.4
Hotels, Restaurants & Leisure	1.4
Tobacco	1.3
Building Products	1.1
Food Products	1.1
Gas Utilities	1.1
Other less than 1.0%	3.4
Total	98.8%

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
March 23, 2006

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
March 23, 2006